          As Filed With the Securities and Exchange Commission on April 20, 2001

                                             1933 ACT REGISTRATION NO. 333-10489
                                              1940 ACT REGISTRATION NO. 811-7781

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549


                                    FORM N-4

                           -------------------------

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                          PRE-EFFECTIVE AMENDMENT NO.
                         POST-EFFECTIVE AMENDMENT NO. 7

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 8

                            SEPARATE ACCOUNT VA-1 OF
                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                              (Name of Depositor)

                #1 Franklin Square, Springfield, Illinois  62713
              (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including Area Code:  (800) 528-2011

                           -------------------------

                             PAULETTA P. COHN, ESQ.
                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                    2929 Allen Parkway, Houston, Texas 77019
                    (Name and Address of Agent for Service)

Title of Securities Being Registered: Interests in Flexible Payment Deferred Individual Annuity Contracts.

It is proposed that this filing will become effective:

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 2001 pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on ________, [DATE] pursuant to paragraph (a)(1) of Rule 485.

                                  THE CHAIRMAN/TM/

                COMBINATION FIXED AND VARIABLE ANNUITY CONTRACTS

                                   OFFERED BY

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY

                             SEPARATE ACCOUNT VA-1

HOME OFFICE:                                                     ADMINISTRATIVE OFFICE:

The American Franklin Life Insurance Company                     AMFLIC ANNUITY SERVICE CENTER
#1 FRANKLIN SQUARE                                               P.O. BOX 4636
SPRINGFIELD, ILLINOIS  62713                                     HOUSTON, TX  77210-4636
(800) 528-2011                                                   (800) 200-3101 OR (713) 831-3310


     The American Franklin Life Insurance Company ("American Franklin") offers The Chairman flexible payment deferred individual annuity contracts (the "Contracts") described in this Prospectus.

     You may use the Contracts to accumulate savings on a variable basis through purchase payment investment in Divisions funded by the following mutual fund
Portfolios:

 .  Fidelity Variable Insurance Products Fund
   . VIP Money Market
   . VIP High Income
   . VIP Equity-Income
   . VIP Growth
   . VIP Overseas

 .  Fidelity Variable Insurance Products Fund II
   . VIPII Investment Grade Bond
   . VIPII Asset Manager
   . VIPII Index 500
   . VIPII Contrafund

 .  MFS Variable Insurance Trust
   . MFS(R) Emerging Growth Series
   . MFS(R) Research Series
   . MFS(R) Investors Trust Series
   . MFS(R) Total Return Series
   . MFS(R) Utilities Series
   . MFS(R) Capital Opportunities Series

     You may also invest purchase payments in our Fixed Account through the Contracts. This option has three different Guarantee Periods, each with its own Guaranteed Interest Rate. Special limits apply to transfers from the Fixed Account.

     We designed this Prospectus to provide you with information about the Contracts that you should know before investing. Read this Prospectus carefully and keep it for future reference. We have also filed additional information about the Contracts with the Securities and Exchange Commission in the Statement of Additional Information (the "Statement of Additional Information"). The Statement of Additional Information, dated May 1, 2001, is incorporated by reference into this Prospectus. The table of contents of the Statement of Additional Information appears at page 46 of this Prospectus. You can get a free copy of the Statement of Additional Information by writing to American Franklin's Administrative Office at P.O. Box 4636, Houston, Texas 77210-4636, or by calling (800) 200-3101 or (713) 831-3310.

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THE CONTRACTS AS AN INVESTMENT AND HAS NOT DETERMINED THAT THIS PROSPECTUS IS COMPLETE OR ACCURATE. IT IS AGAINST THE LAW FOR ANYONE TO TELL YOU OTHERWISE. AN INVESTMENT IN A CONTRACT IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. INVESTMENTS IN A CONTRACT ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE MONEY INVESTED.

     THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE VARIABLE INSURANCE PRODUCTS FUND, THE VARIABLE INSURANCE PRODUCTS FUND II AND MFS VARIABLE INSURANCE TRUST.



                          Prospectus dated May 1, 2001
  The Chairman is a trademark of The American Franklin Life Insurance Company.

                                    CONTENTS

                                                                                      PAGE
                                                                                     ------
Glossary............................................................................    5
Fee Table...........................................................................    6
Summary.............................................................................    9
     Minimum Investment Requirements................................................    9
     Flexible Purchase Payments.....................................................    9
     Purchase Payment Accumulation..................................................    9
     Fixed and Variable Annuity Payments............................................    9
     Changes in Allocations Among Divisions and Guarantee Periods...................   10
     Surrenders, Withdrawals and Cancellations......................................   10
     Death Benefit..................................................................   11
     Employee Benefit or Deferred Compensation Plans................................   11
     Notice to Us...................................................................   11
Financial and Performance Information...............................................   11
American Franklin and Separate Account VA-1.........................................   12
The Portfolios......................................................................   13
Voting Privileges...................................................................   16
The Fixed Account...................................................................   17
Contract Issue and Purchase Payments................................................   18
     Account Value..................................................................   20
     Variable Account Value.........................................................   20
     Fixed Account Value............................................................   21
Transfers, Variable Account Asset Rebalancing, Surrenders and Partial Withdrawals...   21
     Transfers......................................................................   21
     Variable Account Asset Rebalancing.............................................   22
     Surrenders and Partial Withdrawals.............................................   22
     Systematic Withdrawal Plan.....................................................   23
Charges Under the Contracts.........................................................   23
     Premium Taxes..................................................................   24
     Surrender Charge...............................................................   24
     Transfer Charges...............................................................   26
     Annual Contract Fee............................................................   26
     Charge to Separate Account VA-1................................................   26
     Portfolio Expenses.............................................................   27
     Reduction in Surrender Charges or Administrative Charges.......................   27
Annuity Period and Annuity Payment Options..........................................   27
     Annuity Commencement Date......................................................   27
     Application of Account Value...................................................   27
     Fixed and Variable Annuity Payments............................................   28
     Annuity Payment Options........................................................   28
     Transfers......................................................................   31
     Use of Gender Based Annuity Tables.............................................   31
Death Benefit.......................................................................   31

Other Aspects of the Contracts......................................................   33
     Owners, Annuitants and Beneficiaries; Assignments..............................   33
     Long-Term Care and Terminal Illness............................................   34
     Reports........................................................................   34
     Modification...................................................................   34
     Payment and Deferment..........................................................   35
Federal Income Tax Matters..........................................................   35
     General........................................................................   35
     Non-Qualified Contracts........................................................   36
     Individual Retirement Annuities ("IRAs").......................................   38
     Roth IRAs......................................................................   40
     Simplified Employee Pension Plans..............................................   40
     Simple Retirement Accounts.....................................................   41
     Tax-Sheltered Annuities........................................................   41
     Other Qualified Plans..........................................................   41
     Private Employer Unfunded Deferred Compensation Plans..........................   42
     Federal Income Tax Withholding and Reporting...................................   43
     Taxes Payable by American Franklin and the Separate Account....................   43
     Diversification Requirements...................................................   44
     Tax Changes....................................................................   44
Distribution Arrangement............................................................   44
Legal Proceedings...................................................................   45
Accumulation Units..................................................................   45
Other Information on File...........................................................   46
Table of Contents of Statement of Additional Information............................   46

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND THE RELATED STATEMENT OF ADDITIONAL INFORMATION (OR ANY SALES LITERATURE APPROVED BY AMERICAN FRANKLIN) IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THE CONTRACTS ARE NOT AVAILABLE IN ALL STATES AND THIS PROSPECTUS IS NOT AN OFFER IN ANY JURISDICTION TO ANY PERSON TO WHOM AN OFFER WOULD BE UNLAWFUL.

                                    GLOSSARY

ACCOUNT VALUE - the sum of an Owner's Fixed Account value and Variable Account value.

ACCUMULATION UNIT - a measuring unit used in calculating an Owner's interest in a Division of Separate Account VA-1 before the Annuity Commencement Date.

AMERICAN FRANKLIN OR WE, OUR, US - The American Franklin Life Insurance Company.

ANNUITANT - the person named in the application for a Contract on whose life annuity payments may be based.

ANNUITY COMMENCEMENT DATE - the date on which American Franklin begins making payments under an Annuity Payment Option, unless you elect a lump-sum distribution instead.

ANNUITY PAYMENT OPTION - one of the several forms in which an Owner can ask us to make annuity payments.

ANNUITY UNIT - a measuring unit used in calculating the amount of Variable Annuity Payments.

CONTRACT ANNIVERSARY - each anniversary of the date we issue your Contract. Every Contract Anniversary is the beginning of a Contract Year.

FIXED ACCOUNT - the name of the investment alternative under which we allocate your purchase payments to American Franklin's General Account.

OWNER, YOU - the holder of record of a Contract. An employer or trustee may be the Owner of a Contract in connection with a retirement plan.

PORTFOLIO - an individual fund or series available for investment under the Contracts through one of the Divisions.

VALUATION DATE - any day on which American Franklin's Administrative Office is open for business except, with respect to any Division, a day on which the related Portfolio does not value its shares.

VALUATION PERIOD - the period that starts at the close of regular trading on the New York Stock Exchange on a Valuation Date and ends at the close of regular trading on the exchange on the next succeeding Valuation Date.

VARIABLE ACCOUNT - the name of the investment alternative under which we allocate your purchase payments to one or more Divisions. The return on a Division will vary, depending on the investment performance of its underlying Portfolio.

                                   FEE TABLE

     Transaction Charges
     -------------------

          Sales Charge Imposed on Purchases             0%
          Maximum Surrender Charge /(1)/                6%
          (computed as a percentage of purchase
            payments withdrawn)
          Transfer Fee                                 $0 /(2)/

     Annual Contract Fee /(3)/                         $30

     Separate Account VA-1 Annual Expenses (as a percentage of average daily net asset value)

          Mortality and Expense Risk Charge             1.25%
          Administrative Expense Charge                 0.15%
                                                        ====
            Total Separate Account VA-1
              Annual Expenses                           1.40%

----------
/(1)/ This charge does not apply or is reduced under certain circumstances. See "Surrender Charge."
/(2)/ This charge is $25 for each transfer after the twelfth during each Contract Year before the Annuity Commencement Date.
/(3)/ We don't impose this charge while we make annuity payments, and currently, if cumulative purchase payments are at least $75,000. See "Annual Contract Fee."

              The Portfolios' Annual Expenses for 2000 Fiscal Year

                    (as a percentage of average net assets)

                                                                                                TOTAL PORTFOLIO
                                            MANAGEMENT                   OTHER                     OPERATING
                                               FEES                   EXPENSES/(1)/                EXPENSES
                                            -----------               --------------            ----------------
VIP Money Market..................              0.27%                     0.08  %                    0.35  %/(2)/
VIP High Income...................              0.58%                     0.10  %                    0.68  %
VIP Equity-Income.................              0.48%                     0.08  %                    0.56  %/(3)/
VIP Growth........................              0.57%                     0.08  %                    0.65  %/(3)/
VIP Overseas......................              0.72%                     0.17  %                    0.89  %/(3)/
VIPII Investment Grade Bond.......              0.43%                     0.11  %                    0.54  %
VIPII Asset Manager...............              0.53%                     0.08  %                    0.61  %
VIPII Index 500...................              0.24%                     0.09  %                    0.33  %/(4)/
VIPII Contrafund..................              0.57%                     0.09  %                    0.66  %/(3)/
MFS Emerging Growth...............              0.75%                     0.10  %                    0.85  %/(5)/
MFS Research......................              0.75%                     0.10  %                    0.85  %/(5)/
MFS Investors Trust /(6)/.........              0.75%                     0.12  %                    0.87  %/(5)/
MFS Total Return..................              0.75%                     0.15  %                    0.90  %/(5)/
MFS Utilities.....................              0.75%                     0.16  %                    0.91  %/(5)/
MFS Capital Opportunities /(7)/...              0.75%                     0.16  %                    0.91  %/(5)/

___________________________

/(1)/ Fund Annual Expenses are those incurred for the year ended December 31, 2000.

/(2)/ The annual operating expenses provided are based on historical expenses, adjusted to reflect the current management fee structure.

/(3)/ A portion of the brokerage commissions that certain Fidelity portfolios pay was used to reduce their expenses. In addition, certain Fidelity Portfolios have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, the total operating expenses, after reimbursement for VIP Equity-Income Portfolio would have been 0.55%; for VIP Growth Portfolio: 0.64%; for VIP Overseas
       Portfolio: 0.87%; and for VIPII Contrafund Portfolio: 0.63%.

/(4)/ The Fund's Manager has voluntarily agreed to reimburse the Fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 28%. This arrangement can be discontinued by the Fund's Manager at any time. Including this reimbursement, the "Management Fee", "Other Expenses" and "Total Annual Expenses" in 2000 were 0.24%, 0.04% and 0.28%, respectively.

/(5)/ Each MFS series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each MFS series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. MFS series expenses do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Including these reductions and any applicable expense reimbursements, the total operating expenses for MFS Emerging Growth would have been 0.84%; for MFS Capital Opportunities: 0.90%; for MFS
       Research: 0.84%; for MFS Investors Trust: 0.86%; for MFS Total Return:
       0.89%; for MFS Utilities: 0.90%.

/(6)/  Formerly MFS Growth With Income Series.

/(7)/ MFS has agreed to bear expenses for this series, subject to reimbursement by this series, such that such series' "Other Expenses" shall not exceed 0.15% of the average daily net assets of the series during the current fiscal year (after taking into account the expense offset arrangement described above). This contractual arrangement will continue until at least May 1, 2002, unless changed with the consent of the Board of Trustees which oversees the series.

EXAMPLE

     If you surrender or annuitize your Contract and pay a Surrender Charge at the end of the time period shown, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

If all amounts invested in one of       1 YEAR           3 YEARS            5 YEARS            10 YEARS
 the following Portfolios:
VIP Money Market..................             $79               $102               $134               $213
VIP High Income...................              82                112                151                248
VIP Equity-Income.................              81                109                145                235
VIP Growth........................              82                111                150                245
VIP Overseas......................              84                119                162                269
VIPII Investment Grade Bond.......              80                108                144                233
VIPII Asset Manager...............              81                110                148                240
VIPII Index 500...................              78                102                133                211
VIPII Contrafund..................              82                112                150                246

MFS Emerging Growth...............              84                118                160                265
MFS Research......................              84                118                160                265
MFS Investors Trust...............              84                118                161                267
MFS Total Return..................              84                119                163                270
MFS Utilities.....................              84                119                163                271
MFS Capital Opportunities.........              84                119                163                271

     If you do not surrender a Contract or annuitize, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

                                        1 YEAR           3 YEARS            5 years            10 years
If all amounts are invested in
 one of the following Portfolios:
VIP Money Market..................             $19                $57               $ 98               $213
VIP High Income...................              22                 67                115                248
VIP Equity-Income.................              21                 64                109                235
VIP Growth........................              22                 66                114                245
VIP Overseas......................              24                 74                126                269
VIPII Investment Grade Bond.......              20                 63                108                233
VIPII Asset Manager...............              21                 65                112                240
VIPII Index 500...................              18                 57                 97                211
VIPII Contrafund..................              22                 67                114                246
MFS Emerging Growth...............              24                 73                124                265
MFS Research......................              24                 73                124                265
MFS Investors Trust...............              24                 73                125                267
MFS Total Return..................              24                 74                127                270
MFS Utilities.....................              24                 74                127                271
MFS Capital Opportunities.........              24                 74                127                271

     We compiled this Fee Table to help you understand the various costs and expenses that you would bear, directly or indirectly, under the Contract. The table reflects expenses of Separate Account VA-1 (the "Separate Account") and the Portfolios. In addition to the fees and expenses described below, we will deduct an amount to cover any applicable premium taxes. Premium tax rates depend on your place of residence at the time the tax is charged. Rates currently range from 0% to 3.5% and may change.

     THESE EXAMPLES DO NOT REPRESENT PAST OR FUTURE EXPENSES. YOUR ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The assumed 5% annual rate of return is not an estimate or a guarantee of future investment performance.

                                    SUMMARY

     You should read this summary together with the other information in this Prospectus. We designed the Contracts to provide retirement benefits through the accumulation of purchase payments on a fixed or variable basis, and by the application of savings under the Contract to provide fixed or variable annuity payments. If you are purchasing the Contract through a tax favored arrangement, including IRAs and Roth IRAs, you should carefully consider the costs and benefits of the Contract (including annuity income benefits) before purchasing the Contract, since the tax favored arrangement itself provides tax sheltered growth.

MINIMUM INVESTMENT REQUIREMENTS

     Your initial purchase payment must be at least $5,000 (or $2,000 for IRAs and SEPs). Any subsequent purchase payment must be at least $50. If the Account Value for a Contract falls below $500, we may cancel your interest in the Contract and treat it as a full surrender. Different termination provisions apply to IRAs. We also may transfer funds from a Division (other than the VIP Money Market Division) or from a Guarantee Period, without charge, to the VIP Money Market Division if the Account Value of that Division or Guarantee Period falls below $500. See "Contract Issuance and Purchase Payments."

FLEXIBLE PURCHASE PAYMENTS

     After your initial purchase payment, you determine the frequency and the amount of purchase payments, subject to certain limits. See "Contract Issuance and Purchase Payments."

PURCHASE PAYMENT ACCUMULATION

     Purchase payments will accumulate on a variable or fixed basis, as you direct, until the Annuity Commencement Date. For variable accumulation, you may allocate purchase payments and Account Value to one or more of the 15 available Divisions of the Separate Account. Each Division invests in shares of one of 15 corresponding Portfolios. See "The Portfolios." As the value of the investments in a Portfolio's shares increases or decreases, the value of accumulated purchase payments in the corresponding Division increases or decreases, subject to applicable charges and deductions. See "Variable Account Value."

     For fixed accumulation, you may allocate purchase payments and Account Value to one or more of the three Guarantee Periods currently available in the Fixed Account. Each Guarantee Period is for a different period of time and has a different Guaranteed Interest Rate. The value of accumulated purchase payments in a Guarantee Period increases at the Guaranteed Interest Rate applicable to that Guarantee Period. See "The Fixed Account."

FIXED AND VARIABLE ANNUITY PAYMENTS

     You may elect to receive fixed or variable annuity payments, or a combination of them, starting on the Annuity Commencement Date.

     Fixed Annuity Payments are periodic payments from American Franklin which are fixed and guaranteed by American Franklin. The amount of the payments will depend on the annuity payment option chosen, the age, and in some cases, sex of the Annuitant, and the total amount of Account Value applied to the fixed Annuity Payment Option.

     Variable annuity payments are similar to Fixed Annuity Payments, except that the amount of each periodic payment will depend on the net investment return of the Division or Divisions you choose. If the annualized net investment return for a given month exceeds the assumed interest rate used in the Contract's annuity tables, the monthly payment will be greater than the previous payment. If the annualized net investment return for a month is less than the assumed interest rate, the monthly payment will be less than the previous payment. The assumed interest rate used in the Contract's annuity tables is 3.5% per year. We may in the future offer other forms of Contract with a lower assumed interest rate, and we reserve the right to discontinue offering the higher interest rate form of Contract. See "Annuity Period and Annuity Payment Options."

CHANGES IN ALLOCATIONS AMONG DIVISIONS AND GUARANTEE PERIODS

     Before the Annuity Commencement Date, you may change your allocation of future purchase payments to each of the various Divisions and Guarantee Periods, without charge.

     In addition, you may reallocate Account Value among the Divisions and Guarantee Periods before the Annuity Commencement Date. Transfers out of a Guarantee Period, however, are subject to limitations as to amount. For these and other terms and conditions of transfer, see "Transfer, Surrender and Partial Withdrawal of Account Value - Transfers."

     After the Annuity Commencement Date, you may transfer Account Value among the Divisions, or from a Division to a fixed Annuity Payment Option, but you cannot make transfers from a fixed Annuity Payment Option. See "Annuity Period and Annuity Payment Options - Transfers."

SURRENDERS, WITHDRAWALS AND CANCELLATIONS

     You may totally surrender or partially withdraw funds from a Contract at any time before the Annuity Commencement Date, by written request to us. We may assess a Surrender Charge, and you may have to pay a tax or a tax penalty. The maximum Surrender Charge (computed as a percentage of purchase payments withdrawn) is 6% of purchase payments withdrawn during the first two years after we received them. See "Surrenders and Partial Withdrawals" and "Charges Under the Contracts - Surrender Charge."

     You may cancel your Contract by delivering or mailing it, with a written cancellation request, to us before the close of business on the tenth day after you receive the Contract. (In some states, the Contract may provide for a different period.) If you cancel the Contract, we will deem it cancelled on the date of the postmark, and we will refund the Account Value plus any premium taxes and Annual Contract Fee that have been deducted. If state law requires, we will refund the greater of that amount or the amount of purchase payments.

     Surrenders, withdrawals and cancellations may have adverse tax consequences. See "Federal Tax Matters."

DEATH BENEFIT

     If the Annuitant (where there is no surviving contingent annuitant) or Owner dies before the Annuity Commencement Date, we will pay a death benefit to the beneficiary. The death benefit amount will depend on whether your Contract has a death benefit endorsement, but it will be at least the greater of the Account Value at the time we receive proof of death minus premium taxes, or the sum of all purchase payments made minus surrenders and withdrawals. See the "Death Benefit" section in this Prospectus.

EMPLOYEE BENEFIT OR DEFERRED COMPENSATION PLANS

     Any applicable employee benefit or deferred compensation plan may limit your rights under a Contract to surrender, take partial withdrawals, make purchase payments, and annuitize. This Prospectus doesn't describe any employee benefit or deferred compensation plans. You should learn about any retirement or deferred compensation plan that applies to your Contract. You can get more information on some employee benefit plans from the disclosure documents prepared under the Employee Retirement Income Security Act of 1974. We are not responsible for monitoring or assuring compliance with any retirement or deferred compensation plan.

NOTICE TO US

     Direct all communications to us to our Administrative Office. Include the Contract number, the Owner's name and, if different, the Annuitant's name.

     We deem purchase payments or other communications to be received by us on the actual date of receipt in proper form unless we receive them (1) after the close of regular trading on the New York Stock Exchange or (2) on a date that is not a Valuation Date. In either of these cases, the date of receipt is the next Valuation Date.

                     FINANCIAL AND PERFORMANCE INFORMATION

     For historical financial information on the Divisions, see "Accumulation Units."

     From time to time, we may include in advertisements and other sales materials several types of performance information for the Divisions, including "average annual total return," "total return," and "cumulative total return." The VIPII Investment Grade Bond Division and the VIP High Income Division may also advertise "yield." The VIP Money Market Division may advertise "yield" and "effective yield."

     Each of these figures is based on historical information and does not represent the future performance of a Division. These performance figures also do not represent the actual experience of any particular Owner. The investment experience for each Division reflects the investment performance of the separate Portfolio funding the Division for the periods stated. For periods before the Contract became available, we may also show results by applying all applicable Contract charges and fees to the historical Portfolio performance results for those periods. Additional information about the Divisions' performance appears in the Statement of Additional Information.

     We may also advertise our ratings by independent financial rating services, such as A.M. Best Company, Standard & Poor's, and Duff & Phelps. The ratings from these three nationally-recognized rating organizations reflect the claims paying ability and financial strength of American Franklin and are NOT a rating of investment performance of the Divisions or the Contracts.

     In addition, we may include in advertisements endorsements in the form of a list of organizations, individuals or other parties that recommend American Franklin or the Contracts. American Franklin may occasionally include in advertisements comparisons of currently taxable and tax-deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

     The financial statements for the Separate Account and American Franklin are located in the Statement of Additional Information. See the cover page of the Prospectus for information on how to obtain a copy of the Statement of Additional Information. The financial statements of American Franklin should be considered only as bearing on the ability of American Franklin to meet its contractual obligations under the Contracts; they do not reflect the investment performance of the Separate Account.

                  AMERICAN FRANKLIN AND SEPARATE ACCOUNT VA-1

     American Franklin is a legal reserve stock life, accident and health insurance company organized under the laws of the State of Illinois in 1981. American Franklin is an indirect wholly-owned subsidiary of American General Corporation ("American General"), 2929 Allen Parkway, Houston, Texas 77019-2155. American General, a publicly traded company whose stock is traded on the New York Stock Exchange, is one of the largest diversified financial services organizations in the United States, and its operating subsidiaries are leading providers of retirement services, consumer loans and life insurance.

     On March 11, 2001, American General entered into an Agreement and Plan of Merger with Prudential plc, an international retail financial services organization with its primary headquarters in London, England. As a result of the transaction, American General would become a wholly-owned indirect subsidiary of Prudential plc. It is currently anticipated that the transaction, which is subject to shareholder and regulatory approvals and other conditions, will close by the end of the third quarter of 2001. Prudential plc is not affiliated with The Prudential Insurance Company of America.

     On April 3, 2001, American General received an unsolicited competing offer from American International Group, Inc. which is currently under consideration.

     We are a member of the Insurance Marketplace Standards Association ("IMSA"), and may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

     We established the Separate Account on May 22, 1996. It consists of 15 Divisions, all of which are available under the Contracts offered by this Prospectus. We have registered the

Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). This registration does not mean that the Securities and Exchange Commission supervises the management or investment policies of the Separate Account. The Separate Account meets the definition of a "separate account" under federal securities laws.

          The operations of each Division of the Separate Account are part of our general operations, and the assets of the Separate Account belong to us. Obligations under the contracts are our obligations. Under Illinois law, the assets of the Separate Account equal to its reserves and other liabilities are not chargeable with liabilities arising out of any other business which we may conduct, but are held exclusively to meet our obligations under variable annuity contracts issued through the Separate Account. We may transfer the excess to our general account. The income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains, or losses.

                                 THE PORTFOLIOS

     Each Division of the Separate Account invests exclusively in shares of a specific separate investment Portfolio that is operated by one of three mutual funds (the "Funds"). The Funds sell shares of these Portfolios, without sales charges, exclusively to insurance company separate accounts and qualified plans. The three mutual funds are the VARIABLE INSURANCE PRODUCTS FUND ("VIP"); the VARIABLE INSURANCE PRODUCTS FUND II ("VIPII"); and the MFS VARIABLE INSURANCE TRUST ("MFS Trust"). The Portfolios are listed below.

     Each of these mutual funds also offers its shares to variable annuity and variable life insurance separate accounts of insurers that are not affiliated with us. We do not see any conflict between Owners of Contracts and Owners of variable life insurance policies or variable annuity contracts issued by insurance companies not affiliated with American Franklin. Nevertheless, the Boards of Trustees of each of these mutual funds will monitor to identify any material irreconcilable conflicts that may develop and determine what, if any, action should be taken in response. If it becomes necessary for any separate account to replace shares of any Portfolio with another investment, the Portfolio may have to liquidate securities on a disadvantageous basis.

     Each Portfolio has a different investment objective and different investment policies. The objectives and policies of each Portfolio will affect its return and its risks. The Prospectuses and Statements of Additional Information for the Portfolios describe in detail the investment objectives, policies, restrictions and risks of the Portfolios. The Prospectuses for the Portfolios are attached to this Prospectus.

     The investment objectives and policies of some of the Portfolios may be similar to those of other funds managed by the same investment adviser. The investment results of the Portfolios, however, may be higher or lower than the results of those other funds. There can be no assurance, and we do not represent, that the investment results of any Portfolio will be comparable to the investment results of any other fund, even if the other fund has the same investment adviser.

     Following is a summary of the policies and objectives of the Portfolios of the VIP:

     VIP MONEY MARKET PORTFOLIO seeks as high a level of current income as is consistent with the preservation of capital and liquidity. The Portfolio invests in U.S. dollar-denominated money market securities of domestic and foreign issuers and complies with industry-standard requirements for money market funds regarding the quality, maturity and diversification of the Portfolio's investments.

     VIP HIGH INCOME PORTFOLIO seeks a high level of current income while also considering growth of capital. The Portfolio normally invests at least 65% of its total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a discussion of the risks of investing in junk bonds, see the Prospectus for the Variable Insurance Products Fund, which is attached to this Prospectus.

     VIP EQUITY-INCOME PORTFOLIO seeks reasonable income. The Portfolio will also consider the potential for capital appreciation. The Portfolio seeks a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index. The Portfolio normally invests at least 65% of its total assets in income-producing equity securities.

     VIP GROWTH PORTFOLIO seeks capital appreciation and normally invests its assets primarily in common stocks. The Portfolio invests its assets in companies which its investment adviser believes have above-average growth potential.

     VIP OVERSEAS PORTFOLIO seeks long-term growth of capital and normally invests at least 65% of its total assets in foreign securities. The Portfolio normally invests its assets primarily in common stocks.

     Following is a summary of the policies and objectives of the Portfolios of the VIPII:

     VIPII INVESTMENT GRADE BOND PORTFOLIO seeks as high a level of current income as is consistent with the preservation of capital and normally invests its assets in U.S. dollar-denominated investment-grade bonds. The investment adviser uses the Lehman Brothers Aggregate Bond Index as a guide in structuring the Portfolio and selecting investments and manages the Portfolio to have similar overall interest rate risk to the index.

     VIPII ASSET MANAGER PORTFOLIO seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term instruments.

     VIPII INDEX 500 PORTFOLIO seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by Standard & Poor's 500 Composite Stock Price Index ("S & P 500"), and normally invests at least 80% of its assets in common stocks included in the S & P 500. The S & P 500 is a widely recognized, unmanaged index of common stock prices.

     VIPII CONTRAFUND PORTFOLIO seeks long-term capital appreciation and normally invests its assets primarily in common stocks. The Portfolio invests its assets in securities of companies whose value the investment adviser believes is not fully recognized by the public.

     Following is a summary of the policies and objectives of the Portfolios of the MFS Trust:

     MFS EMERGING GROWTH SERIES will seek long-term growth of capital. The series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of emerging growth companies.

     MFS RESEARCH SERIES will seek to provide long-term growth of capital and future income. The series invests, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts.

     MFS INVESTORS TRUST SERIES (formerly MFS Growth With Income Series) will seek long-term growth of capital with a secondary objective to seek reasonable current income. The series will also seek to provide income equal to approximately 90% of the Dividend Yield on the Standard & Poor's 500 Composite Index. The series invests, under normal market conditions, at least 65% of its total assets in common stock and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities.

     MFS TOTAL RETURN SERIES will primarily seek to obtain above-average income (compared to a portfolio invested entirely in equity securities) consistent with prudent employment of capital; its secondary objective is to take advantage of opportunities for growth of capital and income since many securities offering a better than average yield may also possess growth potential. The series is a "balanced fund," and invests in a combination of equity and fixed income securities.

     MFS UTILITIES SERIES will seek capital growth and current income (income above that available from a portfolio invested entirely in equity securities) by investing under normal market conditions, at least 65% of its total assets in equity and debt securities of both domestic and foreign companies in the utilities industry.

     MFS CAPITAL OPPORTUNITIES SERIES will seek capital appreciation. The series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities.

     We do not guarantee that any Portfolio will achieve its objective. In addition, no single Portfolio or Division, by itself, constitutes a balanced investment plan.

     Except for the VIP MONEY MARKET, VIPII INVESTMENT GRADE BOND, VIPII INDEX 500 and MFS INVESTORS TRUST SERIES Portfolios, the Portfolios can purchase lower-quality bonds, also known as "junk bonds". Junk bonds are highly speculative. They provide poor protection for payment of principal and interest. Changes in an issuer's creditworthiness can cause greater risks of default or price changes than the risks typically associated with higher-rated securities. For a discussion of the risks of investing in junk bonds, see the Prospectuses for the Funds, which are attached to this Prospectus.

     Subject to the approval and supervision of the Funds' Boards of Trustees, Fidelity Management & Research Company ("FMR") manages the day-to-day investment operations of VIP and VIPII, and exercises overall responsibility for the investment and reinvestment of their assets. Each Portfolio of the VIP and the VIPII pays FMR a monthly fee for managing its business and investment affairs. For a description of FMR and the calculation of its fee, see the Prospectuses and Statements of Additional Information for the VIP and the VIPII.

     Subject to the policies of the Fund's Board of Trustees, Massachusetts Financial Services Company ("MFS") makes investment decisions for each Portfolio of the MFS Trust. MFS also provides the MFS Trust Portfolios with administrative services and general office facilities. MFS receives a monthly management fee for its services. For a description of MFS and the calculation of its fee, see the Prospectus of the MFS Trust.

     We and the Funds' investment advisers may agree that the investment advisers will reimburse us or our affiliates for certain costs incurred in administering the Funds as variable funding options for the Contracts. We have agreed with MFS that MFS or its affiliates will pay us a fee equal, on an annualized basis, to a percentage of the aggregate net assets of each Portfolio of the MFS Trust attributable to the Contracts and certain other variable contracts that we or our affiliates issue. This fee will not be paid by the Portfolios, their shareholders or the Owners.

     Affiliates of FMR may compensate us or our affiliates for administrative, distribution, or other services relating to the Portfolios of the Funds. Such compensation is generally based on assets of the portfolios attributable to the Contracts and certain other variable contracts that we or our affiliates issue.

     BEFORE YOU SELECT ANY DIVISION, you should carefully read the Funds' prospectuses. To obtain additional copies of the Prospectuses of the Funds, contact us.

                               VOTING PRIVILEGES

     At meetings of Portfolio shareholders, the Separate Account will vote shares of the Portfolios according to your instructions, in proportion to the shares attributable to your Contract. We will request voting instructions from Owners of Contracts that are not yet in the annuity period. (This is the period when we make annuity payments under an annuity payment option.) For Contracts that are in the annuity period, we will request instructions from Annuitants or other payees, or from Owners of Section 457 Contracts. We will determine the persons entitled to give voting instructions, and the number of their votes, as of the record date for a meeting.

     If there are shares for which we receive no instructions, or if we hold shares on our own behalf, we will vote these shares in the same proportion as the shares for which we do receive instructions.

     The number of votes you are entitled to direct for a Portfolio equals (a) your Variable Account value in that Portfolio divided by (b) the net asset value of one share of that Portfolio. We will take fractional shares into account in determining the number of votes. If you have chosen a variable annuity payment option, we will calculate your votes in a similar manner, based on our liability for future variable annuity payments as of the record date, the mortality assumptions and the assumed interest rate used to determine the number of Annuity Units under a Contract and the applicable value of an Annuity Unit on the record date.

     We believe that these voting instruction procedures comply with current federal securities laws and their interpretations. We reserve the right to change these procedures with any changes in the law.

                               THE FIXED ACCOUNT

     ANY PURCHASE PAYMENTS THAT YOU ALLOCATE TO A GUARANTEE PERIOD OF THE FIXED ACCOUNT OR THAT SUPPORTS FIXED ANNUITY PAYMENTS BECOMES PART OF OUR GENERAL ACCOUNT. BECAUSE OF EXEMPTIVE AND EXCLUSIONARY PROVISIONS, WE HAVE NOT REGISTERED THE GENERAL ACCOUNT UNDER THE SECURITIES ACT OF 1933 OR AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. WE HAVE BEEN ADVISED THAT THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURES IN THIS PROSPECTUS ABOUT THE FIXED ACCOUNT OR ABOUT FIXED ANNUITY PAYMENTS. THOSE DISCLOSURES, HOWEVER, MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS THAT REQUIRE STATEMENTS IN PROSPECTUSES TO BE ACCURATE AND COMPLETE.

     Obligations of the Fixed Account are our legal obligations and are supported by our General Account assets, which also support our obligations under other insurance and annuity contracts. American Franklin owns the investments purchased with Fixed Account funds, and the Separate Account Owners have no legal rights in those investments.

     If you allocate Account Value to the Fixed Account, you earn a Guaranteed Interest Rate, starting on the date of your allocation. This Guaranteed Interest Rate continues for the Guarantee Period you select. You can select a Guarantee Period from the Guarantee Periods that we then offer. We currently offer Guarantee Periods of one, three and five years. Each Guarantee Period has its own Guaranteed Interest Rate, which may be different from the rate for other Guarantee Periods.

     At the end of a Guarantee Period, we will allocate your Account Value in that Guarantee Period, including accrued interest, to a new Guarantee Period of the same length, unless you have instructed us differently in writing. You can instruct us to allocate the Account Value to a different Guarantee Period, to several Guarantee Periods, or to one or more of the Divisions of the Separate Account. We must receive this written request at least three Valuation Dates before the end of the Guarantee Period. If you have not given us a written allocation request, and the renewed Guarantee Period extends beyond your scheduled Annuity Commencement Date, we will contact you about your scheduled Annuity Commencement Date. If you elect to annuitize in this situation, we may waive the Surrender Charge. See "Annuity Payment Options" and "Surrender Charge."

     The first day of the new Guarantee Period (or other reallocation) will be the day after the end of the earlier Guarantee Period. We will notify you at least 30 days and not more than 60 days before the end of any Guarantee Period. If your Account Value in a Guarantee Period is less than $500, we reserve the right, without charge, to automatically transfer the balance to the VIP Money Market Division at the end of that Guarantee Period, unless we have received written instructions in good order to transfer the balance to a Division, or to allocate the balance to a new Guarantee Period.

     We declare the Guaranteed Interest Rates from time to time at our discretion. We will notify you about the Guaranteed Interest Rate for a chosen Guarantee Period when we receive a purchase payment, you make a transfer, or a you renew a Guarantee Period. Interest rates may vary from one Guarantee Period to another because the other Guarantee Period begins on a different date, or is of a different length. Also, we may credit different rates of interest to a renewed Guarantee Period and a Guarantee Period in respect of a new Contract, an additional purchase payment or a transfer from the Variable Account that begin on the same date and are of the same length. The minimum Guaranteed Interest Rate is an effective annual rate of 3%.

     From time to time we will, at our discretion, change the Guaranteed Interest Rate for future Guarantee Periods of various lengths. These changes will not affect the Guaranteed Interest Rates being paid on Guarantee Periods that have already started. Each allocation or transfer of an amount to a Guarantee Period starts the running of a new Guarantee Period with respect to that amount, which will earn a Guaranteed Interest Rate that will continue unchanged until the end of that period. We reserve the right to change the Guarantee Periods available at any time.

     AMERICAN FRANKLIN'S MANAGEMENT MAKES THE FINAL DETERMINATION OF THE GUARANTEED INTEREST RATES TO BE DECLARED. WE CAN NOT PREDICT OR ASSURE THE LEVEL OF ANY FUTURE GUARANTEED INTEREST RATES ABOVE THE MINIMUM GUARANTEED INTEREST RATE.

     You can get information on the Guaranteed Interest Rates applicable to the various Guarantee Periods at any time from us.

                      CONTRACT ISSUE AND PURCHASE PAYMENTS

     The minimum initial purchase payment for a Contract is $5,000 (or $2,000 for IRA or SEP Contracts). Subsequent purchase payments allocated to any Division or Guarantee Period must be at least $50. We reserve the right to change these minimums. We may waive the minimum initial purchase payment amount for a block of Contracts where the average purchase payment for the block meets the minimum requirement.

     You must apply for a Contract by filling out and signing our application form. We may agree to accept applications in other mediums or formats. If you submit a properly completed application along with a purchase payment, we will, within two business days after we receive them, either process the application, credit the purchase payment, and issue the Contract, or reject the application and return the purchase payment to you.

     If we receive an incomplete application, we will attempt to contact you to complete it. If we cannot complete the application within five business days after we receive the initial purchase payment, we will immediately return the entire initial purchase payment to you unless you have been informed of the delay and you have asked us not to return it. When your application is complete, we will credit the balance of the initial purchase payment, after deducting any charges and any applicable premium tax, to the Divisions and/or the Fixed Account according to your selection.

     We credit subsequent purchase payments as of the end of the Valuation Period in which we receive them together with any required written identifying information. We reserve the right to reject any application or purchase payment for any reason.

     If your Account Value in any Division falls below $500 because of a partial withdrawal from the Contract, we reserve the right to transfer, without charge, the remaining balance to the VIP Money Market Division. If your Account Value in any Division falls below $500 because of a transfer to other Divisions or to the Fixed Account, we reserve the right to transfer the remaining balance in that Division, without charge and pro rata, to the Divisions or Fixed Account to which the transfer was made. We will waive these minimum requirements for transfers under the Variable Account Asset Rebalancing program. See "Variable Account Asset Rebalancing."

     A purchase payment begins to earn a return on the date that it is credited to a Contract. You must allocate amounts of each purchase payment to Divisions or Guarantee Periods in whole percentages on the application form. You can change these allocation percentages any time by sending written notice to us.

     If your total Account Value falls below $500, we may cancel the Contract. (In Texas, if your Account Value is less than $500 or would provide an income the initial amount of which is less than $20 per month and no purchase payments have been applied for a period of 2 full years, we may cancel the Contract upon 60 days' notice to you, and return your Account Value.) IRA annuities have different termination provisions. We will consider any cancellation to be a full surrender of the Contract. We will provide you with 60 days' advance notice of any such cancellation.

     If your Account Value does not fall below $500, you are not required to make any further purchase payments. However, you may make subsequent purchase payments any time before the Annuity Commencement Date while the Owner and Annuitant are still living. Make checks for subsequent purchase payments payable to The American Franklin Life Insurance Company, and send them to us. We will also accept purchase payments by wire or by exchange from another insurance company. You can get more information about making purchase payments by either of these methods from a sales representative or from us.

     You may make purchase payments in connection with salary reduction plans under Section 403(b) of the Internal Revenue Code only with American Franklin's agreement. Also, the following annual limits on purchase payments apply to Contracts in the categories shown:

     Contract                  Maximum Purchase Payments Per Year
     --------                  -----------------------------------
     IRA....................   In general, $2,000
     SEP....................   $24,500
     SIMPLE IRA.............   Maximum contribution allowed by law
     Section 457 Contract...   In general, $7,500

ACCOUNT VALUE


     Before the Annuity Commencement Date, your Account Value under a Contract is the sum of your Variable Account value and your Fixed Account value, as discussed below.

VARIABLE ACCOUNT VALUE

     Your Variable Account value as of any Valuation Date before the Annuity Commencement Date equals the sum of the Variable Account values in each Division of the Separate Account on that date. The Variable Account value in a Division is the number of Accumulation Units in that Division multiplied by the value of an Accumulation Unit on that Valuation Date. WE DO NOT GUARANTEE ANY MINIMUM VARIABLE ACCOUNT VALUE. YOU BEAR THE ENTIRE RISK OF ALL INVESTMENT LOSSES OF ANY AMOUNT THAT YOU ALLOCATE TO THE SEPARATE ACCOUNT.

     We credit Accumulation Units to a Division when you allocate purchase payments or transfer amounts to that Division. Similarly, we cancel Accumulation Units when you transfer or withdraw amounts from a Division, and to pay certain charges under the Contract. We will credit or cancel Accumulation Units based on their value at the end of the Valuation Date on which the related amounts are being credited to or charged against the Variable Account value.

     We calculate the value of an Accumulation Unit for a Division on any Valuation Date by multiplying the prior value of that Division's Accumulation Unit by the Division's net investment factor for the Valuation Period ending on that Valuation Date. The value of an Accumulation Unit for each Division at the start of operations was $5. Investment performance of a Portfolio, expenses, and deduction of charges all affect Accumulation Unit value.

     We determine the net investment factor for a Division by:

     . dividing the net asset value per share of the Portfolio shares held by the Division, as of the end of the current Valuation Period, plus the per share amount of any dividend or capital gains distribution made with respect to the Portfolio shares held by the Division during the current Valuation Period, by

     . the net asset value per share of the Portfolio shares held in the Division as of the end of the previous Valuation Period, and

     . subtracting from that result a factor representing the mortality risk, expense risk and administrative expense charge.

FIXED ACCOUNT VALUE

     The Fixed Account value as of any Valuation Date before the Annuity Commencement Date is the sum of the Fixed Account value in each Guarantee Period as of that date. The Fixed Account value in any Guarantee Period equals the following amounts, in each case increased by accrued interest at the applicable Guaranteed Interest Rate: (1) the amount of net purchase payments, renewals and transferred amounts allocated to the Guarantee Period less (2) the amount of any transfers or withdrawals out of the Guarantee Period, including withdrawals to pay applicable charges.

     We guarantee the Fixed Account value. Therefore, we bear the investment risk of amounts you allocate to the Fixed Account. However, we may vary the Guaranteed Interest Rate for future Guarantee Periods.

     TRANSFERS, VARIABLE ACCOUNT ASSET REBALANCING, SURRENDERS AND PARTIAL
                                  WITHDRAWALS

TRANSFERS

     Starting 30 days after your Contract's issue date (and before the Annuity Commencement Date), you may transfer your Account Value among the available Divisions of the Separate Account and Guarantee Periods, subject to the conditions described below. Transfers are effective at the end of the Valuation Period in which we receive a written or telephone transfer request.

     You may make up to 12 transfers each Contact Year without charge. Each additional transfer will cost $25. You may not, during any Contract Year, transfer out of a Guarantee Period more than 25% of the Account Value that you allocated to it at its inception. This 25% limit does not apply to transfers 15 days before or after the end of the Guarantee Period to the same or to another Guarantee Period. The 25% limit also does not apply to a renewal at the end of the Guarantee Period to a different Guarantee Period of the same length.

     Subject to the above general rules concerning transfers, you may establish an automatic transfer plan, where we automatically transfer amounts from the VIP Money Market Division to one or more other Divisions, on a monthly, quarterly or semi-annual basis. These transfers will not count towards the 12 free transfers each Contract Year, and will not incur a $25 charge. You can get more information about how to establish an automatic transfer program from a sales representative or from us.

     You must authorize telephone transfers by completing a Telephone Transfer Privilege Form. If we have a properly completed form on file from whoever is entitled to make transfers, we will make transfers according to telephone instructions, subject to the terms of the Telephone Transfer Privilege authorization.

     Because we will honor telephone transfer instructions from anyone who provides correct information, there is a risk that an unauthorized person could use this service in your name, which could cost you money. We have established procedures for accepting telephone transfer instructions, which include verification of the Contract number, the identity of the caller, both the Annuitant's and Owner's names, and a form of personal identification from the caller. We will mail to the Owner a written confirmation of the transaction. We are not liable for any acts or omissions based on instructions that we reasonably believe to be genuine, including losses arising from errors in the communication of instructions.

     If several people try to make telephone transfers at the same time, or if the recording equipment malfunctions, you may not be able to make a telephone transfer when you want. If this happens, you may submit a written transfer request. Also, if the recording of a telephone request is incomplete or if we can't understand what is being said, because of equipment malfunction or for any other reason, we will not process the transaction. The phone numbers you should use for telephone transfers are (800) 200-3101, or in the Houston area, (713) 831-3310.

     The Contracts are not designed for professional market timing organizations or other entities using programmed and frequent transfers involving large amounts. We may not unilaterally terminate or discontinue transfer privileges. However, we reserve the right to suspend such privileges for a reasonable time with reasonable notice to prevent market timing efforts that could disadvantage other Contract Owners.

VARIABLE ACCOUNT ASSET REBALANCING

     Variable Account Asset Rebalancing authorizes us to automatically transfer your Account Value among the Divisions on a quarterly, semi-annual or annual basis, measured from the Contract Anniversary date, so that the values in each Division on the transfer date correspond to a percentage allocation of the total Variable Account value that you designate. You may not use Variable Account Asset Rebalancing to transfer amounts to or from any Guarantee Period.

     Variable Account Asset Rebalancing is designed to permit the exchange of Variable Account value from those Divisions that have increased in value to those Divisions that have declined in value. Over time, this method of investing may help you to purchase at lower prices and sell at higher prices. However, we cannot assure you that this actually will happen. This method does not guarantee that you will experience profits or that you will not experience losses.

     You can use Variable Account Asset Rebalancing if your Contract has an Account Value of at least $25,000 at the time we receive your application for the Program. You can apply for the Program any time, and once enrolled, you can get out of the Program any time, effective after we receive a written notice. Transfers under the Variable Account Asset Rebalancing Program will not count towards the twelve free transfers each Contract Year, and will not incur a $25 charge. See "Transfers," above.

SURRENDERS AND PARTIAL WITHDRAWALS

     Any time before your Annuity Commencement Date (and while the Annuitant is still living), you may surrender or take a partial withdrawal from your Contract. All collateral assignees of record must consent to any full surrender or partial withdrawal.

     If you make a full surrender, we will pay your Account Value as of the end of the Valuation Period in which we receive a written surrender request in good order, minus any applicable Surrender Charge, uncollected Annual Contract Fee (see "Annual Contract Fee") and applicable premium tax. You must return your Contract along with any request for a full surrender. After a full surrender, or if your Account Value falls to zero, all rights of the Owner, Annuitant or any other person with respect to the Contract will end.

     If you request a partial withdrawal, you should specify, in writing, the Divisions or Guarantee Periods from which you wish the withdrawal to be made. If you don't give us instructions, or if we can't process the withdrawal according to your instructions, we will make the withdrawal pro-rata from the Divisions and Guarantee Periods, based on your Account Value in each. Partial withdrawal requests must be for at least $100 or, if less, for all of the Account Value. Unless you request otherwise, upon a partial withdrawal, the Accumulation Units and Fixed Account interests that are canceled will equal the amount of the withdrawal request, and we will pay you the amount of your withdrawal request less any applicable Surrender Charge, uncollected Annual Contract Fee and premium tax.

SYSTEMATIC WITHDRAWAL PLAN

     You may make automatic partial withdrawals, with minimum payments of $100, at periodic intervals through a systematic withdrawal program. You may choose monthly, quarterly, semi-annual or annual payment schedules, and may start, stop, increase or decrease payments, subject to the minimum payment limit. You may start taking these withdrawals as early as 30 days after the issue date of the Contract, and they may be taken from the Fixed Account or any Division, as you specify. The terms and conditions applicable to other partial withdrawals apply to systematic withdrawals, including Surrender Charges and exceptions to Surrender Charges. Systematic withdrawals may be subject to federal tax penalties and federal income tax withholding.

     You can get more information about how to establish a systematic withdrawal program from a sales representative or from us. We reserve the right to modify or terminate the procedures for systematic withdrawals at any time.

     THERE ARE CERTAIN RESTRICTIONS ON WITHDRAWALS UNDER SECTION 403(b) TAX SHELTERED ANNUITIES. If your contract was issued under the Texas Optional Retirement Program, you may not redeem it before your termination of employment in the Texas public institutions of higher education or retirement, death or reaching age 70-1/2.

     Any full surrender or partial withdrawal payment may be subject to federal income tax withholding and federal tax penalties. See "Federal Income Tax Matters."

                          CHARGES UNDER THE CONTRACTS

     We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under the Contracts. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. For example, the Surrender Charge may not fully cover all of the sales and distribution expenses that we actually incur, and we may use proceeds in part from other charges, including the mortality and expense risk charge, to cover such expenses.

PREMIUM TAXES

     When applicable, we will deduct charges for premium taxes. We will make such a deduction, in accordance with applicable state law:

(1)  from purchase payment(s) when we receive them; or

(2)  from your Account Value when annuity payments begin; or

(3)  from any partial withdrawal; or

(4) from proceeds payable on termination of the Contract for any other reason, including death of the Annuitant or Owner, or surrender of the Contract.

     If you owe premium tax under paragraphs 2, 3, or 4 above, we may collect reimbursement for the tax by multiplying the sum of the purchase payments being withdrawn by the applicable premium tax percentage.

     Applicable premium tax rates depend upon your then-current place of residence. Rates currently range from 0% to 3.5%, and are subject to change.

SURRENDER CHARGE

     The Surrender Charge compensates us for part of our expenses related to distributing the Contracts. We believe, however, that the amount of expenses will exceed the amount of revenues generated by the Surrender Charge. We will pay any excess out of our general surplus.

     Unless a withdrawal is exempt from the Surrender Charge (as discussed below), the Surrender Charge is a percentage of the amount of each purchase payment that you withdraw during the first seven years after we received it. The percentage declines depending on how many years have passed since the withdrawn purchase payment was made, as follows:


         Year of
        Purchase                 Surrender Charge as a
         Payment                 Percentage of Purchase
       Withdrawal                  Payment Withdrawn
     -------------              ------------------------
         1st                            6%
         2nd                            6%
         3rd                            5%
         4th                            5%
         5th                            4%
         6th                            4%
         7th                            2%
         Thereafter                     0%

     To compute the Surrender Charge, we will consider the earliest purchase payments to be withdrawn first, and purchase payments to be withdrawn before any amounts in excess of purchase payments are withdrawn from Account Value. We will consider the following transactions as withdrawals, for purposes of assessing the Surrender Charge: total surrender, partial withdrawal, commencement of an annuity payment option, and termination due to insufficient Account Value.

     The Surrender Charge does not apply to the portion of a withdrawal or total surrender in any Contract Year that is 10% or less of the amount of purchase payments that (a) have not previously been withdrawn and (b) have been credited to the Contract between one year and seven years, minus the amount of any previous withdrawals during such Contract Year. If you make multiple withdrawals during a Contract Year, we will recalculate the amount eligible for the free withdrawal at the time of each withdrawal. After the first Contract Year, you may make non-automatic and automatic withdrawals in the same Contract Year subject to the 10% limitation. For withdrawals under a systematic withdrawal plan, purchase payments credited for 30 days or more are eligible for the 10% free withdrawal privilege.

     We also will not apply the Surrender Charge to withdrawals in the following circumstances:

 .   If your withdrawals exceed the cumulative amount of your purchase payments, we will not apply the Surrender Charge to the excess;

 .   The Annuitant dies, at any age, after the Annuity Commencement Date;

 .   The Annuitant dies, at any age, before the Annuity Commencement Date, provided no contingent annuitant survives;

 .   Annuitization under an annuity payment option involving payments for at least 10 years, or annuitization under an annuity payment option involving a life contingency if the life expectancy is at least 10 years; or

 .   You or your Annuitant have been confined to a long-term care facility or are subject to a terminal illness (to the extent that the riders for these matters are available in the applicable state), after the first Contract Year, as set forth under "Long-Term Care and Terminal Illness."

     In Maryland, the Surrender Charge will also not apply if an Annuity Payment Option starts at age 99.

     We may also waive the Surrender Charge for the surrender of a Contract or the withdrawal of Account Value (limited to the Variable Account value and the one year Guarantee Period) under Contracts issued to Owners who are bona-fide full-time employees of American Franklin, The Franklin Life Insurance Company or Franklin Financial Services Corporation, the principal underwriter of the Contracts. This waiver is based on the Contract Owner's status at the time the Contract was purchased.

     We will not apply the Surrender Charge to any amounts withdrawn above the amount permitted by the 10% free withdrawal privilege, described above, if you must withdraw those amounts to obtain or retain favorable tax treatment. This exception is subject to our approval.

     We will not consider a free withdrawal pursuant to any of the foregoing Surrender Charge exceptions to be a withdrawal of purchase payments, except for purposes of computing the 10% free withdrawal described in the preceding paragraphs.

     Withdrawals are subject to tax, and you may have to pay a federal tax penalty on distributions if the recipient is under age 59-1/2. In addition, distributions may be subject to federal income tax withholding. See "Federal Income Tax Matters."

TRANSFER CHARGES

     The first 12 transfers in any Contract Year are free. After that, we charge $25 for each transfer. Transfers under an automatic transfer plan and the Variable Account Asset Rebalancing Program will not count toward the 12 free transfers.

ANNUAL CONTRACT FEE

     We will deduct an Annual Contract Fee of $30 from your Account Value on each Contract Anniversary before the Annuity Commencement Date. This fee compensates us for administrative expenses. We will allocate the fee among the Guarantee Periods and Divisions in proportion to the Account Value in them. (Where state law requires, we will allocate this fee among the Divisions in proportion to the Account Value in each; and, if at the time we deduct this fee, the Variable Account value is less than the Annual Contract Fee, we will waive the fee for that deduction.) If you make a full surrender of your Contract on a date other than a Contract Anniversary, we will deduct from the proceeds the entire fee for the Contract Year during which the surrender occurs. Currently, we will waive this Annual Contract Fee if cumulative purchase payments are at least $75,000. We reserve the right to waive the Annual Contract Fee under other circumstances.

CHARGE TO SEPARATE ACCOUNT VA-1

     To offset administrative expenses, and to compensate us for assuming mortality and expense risks under the Contracts, the Separate Account will incur a daily charge at an annualized rate of 1.40% of the average daily net asset value of the Separate Account attributable to the Contracts. Of this amount, 0.15% on an annual basis is for administrative expenses and 1.25% on an annual basis is for the assumption of mortality and expense risks.

     In assuming mortality risk, we are subject to the risk that our actuarial estimate of mortality rates may be wrong, and that Annuitants will live longer than expected, or that more Owners or Annuitants than expected will die when the death benefit that we guarantee is higher than their interests in the Contracts. In assuming expense risk, we take the risk that revenues from the expense charges under the Contracts (which we guarantee will not increase) will not cover our expense of administering the Contracts. We may profit from this charge and may use any profits for any lawful purpose including paying distribution expenses.

     We reserve the right to impose charges or establish reserves for any federal, state or local taxes that we have incurred or that we may incur, and that may be deemed attributable to the Contracts.

PORTFOLIO EXPENSES

     Each Portfolio will assess its own investment management fee and pay other expenses from the Portfolio's assets, as described in the prospectus relating to that Portfolio.

REDUCTION IN SURRENDER CHARGES OR ADMINISTRATIVE CHARGES

     We may reduce the Surrender Charges or administrative charges imposed under certain Qualified Contracts and Section 457 Contracts in connection with employer-sponsored plans. Any such reductions will reflect differences in costs or services (due to such factors as reduced sales expenses or administrative efficiencies relating to serving a large number of employees of a single employer and functions assumed by the employer that we otherwise would have to perform) and will not unfairly discriminate against any person.

                   ANNUITY PERIOD AND ANNUITY PAYMENT OPTIONS

ANNUITY COMMENCEMENT DATE

     Subject to any limitations in a deferred compensation or employee benefit plan, you may select your Annuity Commencement Date when you apply to purchase a Contract. You can change this date any time before the start of an annuity payment option by submitting a written request, subject to our approval. The Annuity Commencement Date can be any day of any month up to and including the Annuitant's 99th birthday. See "Federal Income Tax Matters."


APPLICATION OF ACCOUNT VALUE

     Except under certain Qualified Contracts, we will automatically apply the Variable Account value in any Division to provide variable annuity payments, and the Fixed Account value to provide Fixed Annuity Payments. If you give us other written instructions at least 30 days before the Annuity Commencement Date, we will apply your Account Value in different proportions. For a Section 457 Contract, under current federal income tax rules, we may have to apply both the Variable Account value in any Division and the Fixed Account value to provide Fixed Annuity Payments.

     We deduct any state and local premium taxes from the Account Value being applied to an annuity payment option. In some cases, we may deduct a Surrender Charge from the amount being applied. See "Surrender Charge." Subject to any such adjustments, your Account Value is applied to an annuity payment option, ten days before your Annuity Commencement Date. If that day is not a Valuation Date, we will apply your Account Value to an annuity payment option at the end of the next Valuation Period.

FIXED AND VARIABLE ANNUITY PAYMENTS

     Your first monthly fixed or variable annuity payment will be at least as much as the amount determined from the annuity tables set forth in the Contract, based on your Account Value being applied to provide the fixed or variable annuity payments.

     After that, the amount of each monthly Fixed Annuity Payment is fixed, and is specified by the terms of the annuity payment option selected.

     We will convert the Account Value that provides variable annuity payments to Annuity Units. We determine the number of your Annuity Units by dividing the first variable annuity payment by the value of an Annuity Unit of the relevant Division. We will perform this calculation at the end of the tenth day before your Annuity Commencement Date, or, if that is not a Valuation Date, at the end of the next Valuation Period. The number of Annuity Units, once calculated, remains constant for any Annuitant. We determine each subsequent variable annuity payment by multiplying Annuity Units by the value of an Annuity Unit as of the end of the tenth day before each payment date, or, if that is not a Valuation Date, at the end of the next Valuation Period. If the variable annuity payments are based on more than one Division, we make these calculations separately for each Division.

     The value of an Annuity Unit at the end of a Valuation Period is the value of the Annuity Unit at the end of the previous Valuation Period times the net investment factor (see "Variable Account Value") for the Valuation Period, with an offset for the 3.5% assumed interest rate used in the Contract's annuity tables. The value of an Annuity Unit for each Division at the start of operations was $5.

     If the net investment return for a Division for any month turns out to be more than the assumed interest rate in the Contract's annuity tables, a variable annuity payment based on that Division will be higher than that Division's payment for the prior month. On the other hand, if the net investment return for a Division for any month is less than the assumed interest rate in the Contract's annuity tables, a variable annuity payment based on that Division will be less than that Division's payment for the prior month.

ANNUITY PAYMENT OPTIONS

     You can have annuity payments made beginning on the Annuity Commencement Date under any one of the Annuity Payment Options described below. Sixty to 90 days before the scheduled Annuity Commencement Date, we will notify you that your Contract is scheduled to mature, and we will ask you to pick an Annuity Payment Option. If you have not picked an Annuity Payment Option ten days before the Annuity Commencement Date, we will proceed as follows:

(1) if the scheduled Annuity Commencement Date is before the Annuitant's 99th birthday, we will extend the Annuity Commencement Date to the Annuitant's 99th birthday, subject to various state limitations; or

(2) if the scheduled Annuity Commencement Date is the Annuitant's 99th birthday, we will pay you the Account Value, less any applicable Surrender Charge, Annual Contract Fee and premium taxes, in one lump sum.

     The tax code imposes minimum distribution requirements that affect the Annuity Payment Option and the Annuity Commencement Date in connection with Contracts that qualify under Sections 401(a), 403(a) or (b), 408(b), (k) or (p) ("Qualified Contracts"), those that do not ("Non-Qualified Contracts"), and
Section 457 Contracts. Certain Annuity Payment Options may be unavailable. See "Federal Income Tax Matters" below, and "Limitations on Annuity Payment Options" in the Statement of Additional Information. We are not responsible for monitoring or advising Owners as to whether the minimum distribution requirements are being met unless you have asked us in writing to do so, and we have agreed.

ALTERNATIVE PAYMENT SCHEDULES. For any of the five options, you or your Annuitant may decide to receive payments on a quarterly, semi-annual or annual basis, instead of every month. We will determine the amount of each payment in a way that is consistent with how we determine monthly payments.

     You may not elect any Annuity Payment Option unless that option would provide an initial annuity payment of at least $100, where you elect only fixed or only variable annuity payments, or of at least $50 on each basis, if you elect a combination. If these minimums are not met, we will first reduce the frequency of annuity payments, and if the minimums are still not met, we will make a lump-sum payment to the Annuitant or other properly designated payee in the amount of the Account Value, less any applicable Surrender Charge, uncollected Annual Contract Fee, applicable premium tax and applicable federal income tax withholding.

     You may direct that we pay any amount due to your beneficiary under one of the options described below, subject to tax law requirements. If you do not make this choice, your beneficiary can select an option up to 60 days after your or your Annuitant's death. See "Death Benefit." Your beneficiary will have all the remaining rights and powers under the Contract and will be subject to all of its terms and conditions, except that for Qualified Contracts and Section 457 Contracts, the Owner will retain those rights and powers. We will make the first annuity payment at the beginning of the second month after the month in which we approve the settlement request. We will credit Annuity Units based on Annuity Unit Values as of the close of business ten days before we make the first annuity payment, or if that is not a Valuation Date, at the close of the next Valuation Period.

     When an Annuity Payment Option becomes effective, you must deliver your Contract to us, in exchange for a payment contract providing the option you have selected. An Annuity Payment Option may not be terminated once annuity payments have started.

FIRST OPTION - LIFE ANNUITY. We make payments monthly during the lifetime of the Annuitant, ending when the Annuitant dies. This Option offers the highest monthly annuity payments, since there is no guarantee of a minimum number of annuity payments, or provision for payments to a beneficiary when the Annuitant dies. Under this Option, the Annuitant could receive only one annuity payment if he or she died before the second annuity payment, or only two annuity payments if he or she died after the second annuity payment but before the third annuity payment, and so on.

SECOND OPTION - LIFE ANNUITY WITH 120, 180, OR 240 MONTHLY PAYMENTS CERTAIN. We make payments monthly while the Annuitant lives. If the Annuitant dies and we have made payments for less than 120 months, 180 months, or 240 months (depending on the Option), we will continue making payments to your beneficiary for the rest of the period.

THIRD OPTION - JOINT AND LAST SURVIVOR LIFE ANNUITY. We make payments monthly while both the Annuitant and another payee are alive, and after one dies, during the survivor's life. Payments end when the survivor dies. There is no minimum number of guaranteed payments under this Option, so it would be possible for both the Annuitant and payee to receive only one payment if both died before the second annuity payment date, or to receive only two payments if both died after the second annuity payment but before the third, and so on.

FOURTH OPTION - PAYMENTS FOR A DESIGNATED PERIOD. We make payments monthly to the Annuitant or another payee for a period ranging from 5 to 40 years, as you designate. When the Annuitant or other payee dies, we will continue payments to the beneficiary for the rest of the period. If you select variable annuity payments under this Option, the designated period cannot exceed the life expectancy of the Annuitant or other payee.

     Under this option, we do not offer any mortality guarantee, even though we will assess a charge under the Separate Account, partly for mortality risks. See "Charge to the Separate Account."

FIFTH OPTION - PAYMENTS OF A SPECIFIED DOLLAR AMOUNT. This Option is available only as a Fixed Annuity. We make equal monthly payments of a designated dollar amount (not less than $125, nor more than $200 per year per $1,000 of the original amount due) until the remaining balance is less than one payment. We will then pay the balance, and that will be the final payment under this Option. If the Annuitant dies, and there is a remaining balance, we will make payments to the beneficiary until the remaining balance is paid. We determine the remaining balance at the end of the month by decreasing the balance at the end of the previous month by the amount of any installment paid during the month, and by adding to the result at least 3.5% interest, compounded annually.

     Federal tax regulations may treat the fourth or fifth options as a surrender of the total Account Value. For tax consequences of such treatment, see "Federal Income Tax Matters." You also may not be able to defer taxes on subsequent earnings.

ALTERNATIVE AMOUNT UNDER FIXED LIFE ANNUITY OPTIONS. If we make fixed annuity payments under one of the first three Annuity Payment Options, you (or if you have not elected a payment option, your beneficiary) may elect monthly annuity payments equal to the monthly payment available for any Annuitant of the same adjusted age and sex (if applicable) as your Annuitant, based on the single payment immediate fixed annuity rates which we are then using. We provide this option to assure you that, at retirement, if we are offering a higher fixed annuity purchase rate for new single payment immediate annuity contracts than the annuity rates guaranteed by your Contract, your Annuitant or other payee can take advantage of the new rates.

TRANSFERS

     After the Annuity Commencement Date, your Annuitant or other payee can make one transfer every 180 days among the available Divisions of the Separate Account, or from the Divisions to a fixed annuity payment option. We will not charge anything for this transfer. We will not permit transfers from a fixed to a variable annuity payment Option. If a transfer would decrease the Contract value in any Division to less than $500, we reserve the right to transfer the remaining balance in that Division. We will carry out transfers at the end of the Valuation Period during which we receive a written transfer request. We reserve the right to terminate or restrict transfers at any time.

USE OF GENDER-BASED ANNUITY TABLES

     Court decisions, particularly the United States Supreme Court's decision in Arizona Governing Committee v. Norris, have held that the use of gender-based mortality tables to determine benefits under "employer-related" plans may violate Title VII of the Civil Rights Act of 1964 ("Title VII"). These cases indicate that plans sponsored by employers subject to Title VII generally may not provide different benefits for similarly-situated men and women.

     The Contracts described in this Prospectus incorporate annuity rate tables that reflect the age and sex of the Annuitant and the Annuity Option selected. Such sex-distinct tables continue to be appropriate for use, for example, under Contracts which are not purchased in connection with an "employer-related" plan subject to Norris (such as Individual Retirement Annuities not sponsored by an employer). However, to enable employers to comply with Norris, we will provide Contracts incorporating "unisex" annuity rate tables for use in connection with "employer-related" plans. You should consult a legal advisor regarding Norris and the Contract.

                                 DEATH BENEFIT

     Under the Contracts, if the Annuitant dies before the Annuity Commencement Date, the contingent Annuitant that you named in your Contract application will become the Annuitant. If the Annuitant dies before the Annuity Commencement Date and either (a) you have not designated a contingent Annuitant, or (b) the contingent Annuitant dies before the Annuitant dies, we will pay the Death Benefit to the beneficiary. We will determine the Death Benefit as of the date we receive due proof of death.

     Under the Contracts, we will also pay a Death Benefit to the beneficiary if the Owner (including the first to die in the case of joint Owners) of a Non-Qualified Contract dies. The tax code requires that all amounts payable under the Contract be distributed (a) within five years of the Owner's death or (b) as annuity payments, beginning within a year of such Owner's death and continuing over a period not extending beyond the life expectancy of the designated beneficiary. If the designated beneficiary is the deceased Owner's surviving spouse, the spouse can continue the Contract as the new Owner and, if the deceased Owner was the Annuitant, as the new Annuitant.

     If any Owner is not a natural person, these requirements apply upon the death of the primary Annuitant within the meaning of the tax code. Failure to satisfy these tax code distribution requirements may result in serious adverse tax consequences. Parallel provisions of the tax code apply similar requirements to retirement and deferred compensation plans in connection with which Qualified Contracts and
Section 457 Contracts are issued.

     The amount of the Death Benefit will depend on whether the Death Benefit Endorsement was issued on your Contract. If your Contract was issued prior to the approval of this Endorsement in your state of residence, your Contract will not have this Endorsement, and the Death Benefit, before the deduction of any premium taxes, will equal the Account Value, or the sum of all net purchase payments minus amounts surrendered or withdrawn, whichever amount is greater.

     If your Contract has this Endorsement, the Death Benefit, before the deduction of any premium taxes, will equal the greatest of the following amounts:

(1) the sum of all net purchase payments minus amounts surrendered or withdrawn;

(2)  the Account Value; or

(3)  the Highest Anniversary Value.

     We will determine the Highest Anniversary Value as follows:

     First, we will calculate the Account Values at the end of each of the past Contract Years that occurred before the deceased's 81st birthday;

     Second, we will increase each of these Account Values by the amount of net purchase payments made since the end of such Contract Years; and

     Third, we will reduce the result by the amount of any withdrawals made since the end of such Contract Years.

     The Highest Anniversary Value will be the highest of these values and will remain the same amount after the deceased's 81st birthday. Net purchase payments are purchase payments less any premium taxes.

     We will invest Death Benefit proceeds in the Fixed Account and the Separate Account in accordance with your purchase payment allocation instructions, until we pay the proceeds or we receive new instructions from the beneficiary. We pay the death benefit in one sum within 7 days after we receive due proof of death and a written request in good order from the beneficiary as to the manner of payment (except when we can defer such payment under the 1940 Act, or under any of the annuity payment options that we then offer). A beneficiary may apply death benefit proceeds to provide variable annuity payments, fixed annuity payments, or a combination of them.

     If you have not already done so, your beneficiary may, within 60 days after the date the Death Benefit becomes payable, elect to receive the Death Benefit in one sum or under any of the available annuity payment options that satisfy the tax code's distribution requirements described above. If we do not receive any request as to the manner of payment, we will pay the

Death Benefit in one sum, based on values determined at that time. If an annuity payment option is selected, we will apply the Fixed Account value to provide fixed annuity payments and the Variable Account value to provide variable annuity payments, unless your beneficiary directs otherwise at least 30 days before the Annuity Commencement Date. For Section 457 Contracts, we will apply all Account Value to provide fixed annuity payments.

     If the Owner is not an individual, the Death Benefit payable upon the death of the Annuitant before the Annuity Commencement Date will be payable only as one sum, or under the same Annuity Options and in the same manner as if an individual Owner died on the date of the Annuitant's death.

     Once we have paid the Death Benefit, the Contract ends, and we have no further obligations under it.

                         OTHER ASPECTS OF THE CONTRACTS

     Only an officer of American Franklin can agree to change or waive the provisions of any Contract. The Contracts are non-participating and are not entitled to share in any dividends, profits or surplus of American Franklin.

OWNERS, ANNUITANTS, AND BENEFICIARIES; ASSIGNMENTS

     The Owner of a Contract is the Annuitant, unless you designate a different Annuitant in your application for the Contract. In the case of joint ownership, both Owners must join in the exercise of any rights or privileges under the Contract. The Annuitant and any contingent Annuitant are designated in the application for a Contract, and you cannot change them afterward.

     You can designate your beneficiary and any contingent beneficiary in your application for a Contract. Subject to limits under the tax code and any governing Plan using a Qualified Contract, you may change your beneficiary or contingent beneficiary before the Annuity Commencement Date, while the Annuitant is still alive. After the Annuity Commencement Date, except for a Section 457 Contract, your payee may change the beneficiary or contingent beneficiary.

     Any designation of a new beneficiary or contingent beneficiary takes effect on the date it is signed, but it will not affect any payments we make or action we take before we receive the written request. We also need the written consent of any irrevocably-designated beneficiary or contingent beneficiary before making a change. Under certain retirement programs, if you are married, you may need the consent of your spouse to designate a beneficiary other than your spouse, or to change a beneficiary to a person other than your spouse. We are not responsible for the validity of any designation of a beneficiary or contingent beneficiary.

     If no designated beneficiary or contingent beneficiary is living at the time any payment is to be made, you will be the beneficiary. If you are not then living, your estate will be the beneficiary.

     Rights under a Qualified Contract may be assigned only in certain narrow circumstances referred to in the Contract. Owners and other payees may assign their rights under Non-Qualified Contracts, including their ownership rights. Only you may assign rights under a Section 457 Contract; your Annuitant or another payee may not assign them. We are not responsible for the validity of any assignment.

     Any change in ownership rights must be made in writing, and a copy must be sent to our Administrative Office. The change will be effective on the date it was made, although we will not be bound by a change until the date we record it. The rights under a Contract are subject to any assignment of record we have on file. An assignment or pledge of a Contract may have adverse tax consequences. See "Federal Income Tax Matters."

LONG-TERM CARE AND TERMINAL ILLNESS

     THE RIDERS DESCRIBED BELOW ARE NOT AVAILABLE IN ALL STATES, AND YOU SHOULD CONSULT A SALES REPRESENTATIVE OR US TO DETERMINE WHETHER THEY WILL APPLY. THERE IS NO SEPARATE CHARGE FOR THESE RIDERS.

LONG-TERM CARE. Pursuant to a special Contract rider, after the first Contract Year, we will not apply a Surrender Charge on withdrawals or surrenders when you or the Annuitant are confined for 30 days or more (or within 30 days after discharge) in a hospital or state licensed in-patient nursing facility. We must receive satisfactory written proof of such confinement.

TERMINAL ILLNESS. This rider provides that, after the first Contract Year, we will not apply a Surrender Charge on withdrawals or surrenders if we have received a doctor's written certification that you or your Annuitant are terminally ill and not expected to live more than twelve months, and we have waived our right to a second physician's opinion or obtained a confirmatory opinion from a second physician.

REPORTS

     We will mail any reports and communications required by applicable law or regulation to you (or persons receiving payments following the Annuity Commencement Date) at the last address of record. Please send prompt written notice of any address change to us.

MODIFICATION

     We reserve the right to modify the Contract, but only if the modification:

     (i) is necessary to make the Contract or the Separate Account comply with any law or regulation to which we are subject;

     (ii) is necessary to assure continued qualification of the Contract under the tax code, or other federal or state laws relating to retirement annuities or annuity contracts;

     (iii) is necessary to reflect a change in the operation of the Separate Account or the Division(s);

     (iv) provides additional Separate Account options; or

     (v) withdraws Separate Account options.

     If we make any modification, we will notify you, or if we are making annuity payments under your Contract, we will notify your payee(s). We may also make appropriate endorsements in the Contract to reflect the modification.

PAYMENT AND DEFERMENT

     We will normally pay amounts surrendered or withdrawn from a Contract within seven calendar days after we receive the written request in good order.

     We reserve the right to delay payment of any surrender, transfer, withdrawal, annuity payment or Death Benefits from a Division for any period during which

     (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings), or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission;

     (b) the Securities and Exchange Commission determines that an emergency exists making valuation or disposal of securities not reasonably practicable; or

     (c) the Securities and Exchange Commission by order permits the delay for the protection of Owners.

     We reserve the right to defer payment or transfers of amounts out of the Fixed Account for up to six months. Also, we reserve the right to defer payment of that portion of Account Value that is attributable to a purchase payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system. In the case of a Death Benefit, if we do not receive a written request as to the manner of payment within 60 days after it becomes payable, we will pay any death benefit proceeds as a lump sum, normally within seven calendar days after the end of the 60 day period.

                           FEDERAL INCOME TAX MATTERS

GENERAL

     We cannot comment on all of the federal income tax consequences associated with the Contracts. Federal income tax law is complex. Its application to a particular person may vary according to facts peculiar to the person. Consequently, we do not intend for you to take this discussion as tax advice. You should consult with your tax adviser before purchasing a Contract.

     We base this discussion on our understanding of the law, regulations and interpretations existing on the date of this Prospectus. Congress, in the past, has enacted legislation changing the tax treatment of annuities in both the Qualified and the Non-Qualified markets and may do so again in the future. The Treasury Department may issue new or amended regulations or other interpretations of existing tax law. The courts may also interpret the tax law in ways that affect the tax treatment of annuities. Any such change could have a retroactive effect. We suggest that you consult your legal or tax adviser on these issues.

     The discussion does not address federal estate and gift tax, or social security tax, or any state or local tax consequences associated with the Contracts.

NON-QUALIFIED CONTRACTS

PURCHASE PAYMENTS. Purchasers of a Contract that does not qualify for special tax treatment and is "Non-Qualified" may not deduct from their gross income the amount of purchase payments made.

TAX DEFERRAL BEFORE ANNUITY COMMENCEMENT DATE. Owners who are natural persons are not taxed currently on (1) increases in their Account Value resulting from interest earned in the Fixed Account, or (2) the investment experience of the Separate Account so long as the Separate Account complies with certain diversification requirements. These requirements mean that the Separate Account must invest in Portfolios that are "adequately diversified" in accordance with Treasury Department regulations. We do not control the Portfolios, but we have received commitments from the investment advisers to the Portfolios that they will use their best efforts to operate the Portfolios in compliance with these diversification requirements. A Contract investing in a Portfolio that failed to meet the diversification requirements would subject the Owner to current taxation of income in the Contract for the period of such diversification failure (and any subsequent period). Income means the excess of the Account Value over the Owner's investment in the Contract (discussed below).

     Control over allocation of values among different investment alternatives may cause Owners or persons receiving annuity payments to be treated as the Owners of the Separate Account's assets for federal income tax purposes. However, current regulations do not provide guidance as to how to avoid this result. We reserve the right to amend the Contracts in any way necessary to avoid this result. The Treasury Department has stated that it may establish standards through regulations or rulings. These standards may apply only prospectively, although they could apply retroactively if the Treasury Department considers the standards not to reflect a new position.

     Owners who are not natural persons -- that is, Owners such as corporations -- are taxed currently on annual increases in their Account Value, unless an exception applies. Exceptions apply for, among other things, Owners who are not natural persons but hold a Contract as an agent for a natural person.

TAXATION OF ANNUITY PAYMENTS. Part of each annuity payment received after the Annuity Commencement Date is excludible from gross income through the use of an exclusion ratio.

     In the case of fixed annuity payments, the excludible portion of each payment is found by multiplying:

 .  the amount paid, by

 . the ratio of the investment in the Contract (discussed below) to the expected return under the fixed annuity payment option.

    In the case of variable annuity payments, the excludible portion of each payment is the investment in the Contract divided by the number of expected payments.

    In both cases, the remaining portion of each annuity payment, and all payments made after the investment in the Contract has been reduced to zero, are included in the payee's income. Should annuity payments stop on account of the death of the Annuitant before the investment in the Contract has been fully paid out, the payee is allowed a deduction for the unpaid amount. If the payee is the Annuitant, the deduction is taken on the final tax return. If the payee is a beneficiary, that beneficiary may receive the balance of the total investment as payments are made or on the beneficiary's final tax return. An Owner's "investment in the Contract" is the amount equal to the portion of purchase payments made by or on behalf of the Owner that have not been excluded or deducted from the individual's gross income, less amounts previously received under the Contract that were not included in income.

TAXATION OF PARTIAL WITHDRAWALS AND TOTAL SURRENDERS. Partial withdrawals from a Contract are includible in income to the extent that the Owner's Account Value exceeds the investment in the Contract. In the event you surrender a Contract in its entirety, the amount of your investment in the Contract is excludible from income, and any amount you receive in excess of your investment in the Contract is includible in income. All annuity contracts or certificates we issue to the same Owner during any calendar year are aggregated for purposes of determining the amount of any distribution that is includible in gross income.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. In the case of such a distribution, there may be imposed a federal tax penalty equal to 10% of the amount treated as taxable income. The penalty tax will not apply, however, to distributions:

 .   made on or after the recipient reaches age 59-1/2,

 .   made on account of the recipient's becoming disabled,

 .   made after the death of the Owner before the Annuity Commencement Date or of the payee after the Annuity Commencement Date (or if such person is not a natural person, that are made after the death of the primary Annuitant, as defined in the Code), or

 .   that are part of a series of substantially equal periodic payments made at least annually over the life (or life expectancy) of the Annuitant or the joint life (or joint life expectancies) of the Annuitant and the beneficiary, provided such payments are made for a minimum of 5 years and the distribution method is not changed before the recipient reaches age 59-1/2 (except in the case of death or disability).

     Premature distributions may result from an early Annuity Commencement Date, an early surrender, partial withdrawal from, or an assignment of a Contract, or the early death of an

Annuitant, unless the third clause listed above applies.

PAYMENT OF DEATH PROCEEDS. Special rules apply to the distribution of any death proceeds payable under the Contract. (See "Death Benefit.")

ASSIGNMENTS AND LOANS. An assignment, loan, or pledge under a Non-Qualified Contract is taxed in the same manner as a partial withdrawal, as described above. Repayment of a loan or release of an assignment or pledge is treated as a new purchase payment.

INDIVIDUAL RETIREMENT ANNUITIES ("IRAS")

PURCHASE PAYMENTS. Individuals who are not active participants in a tax qualified retirement plan may, in any year, deduct from their taxable income purchase payments made to an IRA equal to the lesser of $2,000 or 100% of the individual's earned income. In the case of married individuals filing a joint return, the deduction will, in general, be the lesser of $4,000 or 100% of the combined earned income of both spouses, reduced by any deduction for an IRA purchase payment allowed to the spouse. Single persons who participate in a tax-qualified retirement plan and who have adjusted gross income not in excess of $32,000 for 2000 may fully deduct their IRA purchase payments. Those who have adjusted gross income in excess of $42,000 for 2000 will not be able to deduct purchase payments. For those with adjusted gross income in the range between $32,000 and $42,000 in 2000, the deduction decreases to zero, based on the amount of income. Beginning in 2001, that income range will increase, as follows:

                                                                                   2005 and
      2001                      2002                2003                2004      thereafter
------------------------------------------------------------------------------------------------
    $33,000                  $34,000             $40,000             $45,000             $50,000
       to                       to                  to                  to                  to
    $43,000                  $44,000             $50,000             $55,000             $60,000
------------------------------------------------------------------------------------------------

     Similarly, the otherwise deductible portion of an IRA purchase payment will be phased out, in the case of married individuals filing joint tax returns, with adjusted gross income between $52,000 and $62,000 in 2000, and in the case of married individuals filing separately, with adjusted gross income between $0 and $10,000 in 2000. (A husband and wife who file separate returns and live apart at all times during the taxable year are not treated as married individuals.) Beginning in 2001, the income range over which the otherwise deductible portion of an IRA purchase payment will be phased out for married individuals filing joint tax returns will increase as follows:

                                                                                        2007 and
   2001               2002          2003          2004          2005          2006     thereafter
---------------------------------------------------------------------------------------------------
  $53,000          $54,000       $60,000       $65,000       $70,000       $75,000         $ 80,000
     to               to            to            to            to            to              to
  $63,000          $64,000       $70,000       $75,000       $80,000       $85,000         $100,000
---------------------------------------------------------------------------------------------------

     A married individual filing a joint tax return, who is not an active participant in a tax-qualified retirement plan, but whose spouse is an active participant in such a plan, may, in any year, deduct from his or her taxable income purchase payments for an IRA equal to the lesser of $2,000 or 100% of the individual's earned income. For the individual, the adjusted gross income range over which the otherwise deductible portion of an IRA purchase payment will be phased out is $150,000 to $160,000.

TAX-FREE ROLLOVERS.  Amounts may be transferred, in a tax-free rollover, from
(1) a tax-qualified plan to an IRA or (2) from one IRA to another IRA if the transfer meets certain conditions. All taxable distributions ("eligible rollover distributions") from tax qualified plans are eligible to be rolled over with the exception of:

 .  annuities paid over a life or life expectancy,

 .  installments for a period of ten years or more, and

 .  required minimum distributions under section 401(a)(9) of the Code.

     Rollovers may be accomplished in two ways. First, we may pay an eligible rollover distribution directly to an IRA (a "direct rollover"). Second, we may pay the distribution directly to the Annuitant and then, within 60 days of receipt, the Annuitant may roll the amount over to an IRA. However, any amount that was not distributed as a direct rollover will be subject to 20% income tax withholding.

DISTRIBUTIONS FROM AN IRA. Amounts received under an IRA as annuity payments, upon partial withdrawal or total surrender, or on the death of the Annuitant, are included in the Annuitant's or other recipient's income. If nondeductible purchase payments have been made, a pro rata portion of such distributions may not be includible in income. A 10% penalty tax is imposed on the amount includible in gross income from distributions that occur before the Annuitant reaches age 59-1/2 and that are not made on account of death or disability, with certain exceptions. These exceptions include:

 . distributions that are part of a series of substantially equal periodic payments made at least annually over the life (or life expectancy) of the Annuitant or the joint lives (or joint life expectancies) of the Annuitant and the beneficiary; provided such payments are made for a minimum of 5 years and the distribution method is not changed before the recipient reaches age 59-1/2 (except in the case of death or disability);

 . distributions for medical expenses in excess of 7.5% of the Annuitant's adjusted gross income without regard to whether the Annuitant itemizes deductions on his or her tax return;

 . distributions for health insurance premiums to an unemployed individual who has received unemployment compensation for at least 12 consecutive weeks;

 . distributions for qualified first-time home purchases for the individual, a spouse, children, grandchildren, or ancestor of the individual or the individual's spouse, subject to a $10,000 lifetime maximum; and

 . distributions for higher education expenses for the individual, a spouse, children, or grandchildren.

     Distributions of minimum amounts required by the Code must commence by April 1 of the calendar year following the calendar year in which the Annuitant reaches age 70-1/2 or retires (whichever is later). Additional distribution rules apply after the death of the Annuitant. These rules are similar to those governing distributions on the death of an Owner (or other payee during the Annuity Period) under a Non-Qualified Contract. (See "Death Benefit.") Failure to comply with the minimum distribution rules will result in a penalty tax of 50% of the amount by which the minimum distribution required exceeds the actual distribution.

     On January 11, 2001, the IRS issued new proposed regulations simplifying how Required Minimum Distributions are calculated. The new rules are still complex. Generally, the new rules must be used for calendar years beginning January 1, 2002 and everyone will be required to use the same method. The IRS has provided a simple uniform table regardless of IRA beneficiary with the exception of spousal beneficiaries more than 10 years younger than the participant. In most cases, the new required minimum distribution amount is less than under the old rules. We suggest you contact your tax advisor regarding these new rules.

ROTH IRAS

     Beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to $2,000 per year. This permitted contribution is phased out for adjusted gross income between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRAs and non-Roth IRAs.

     An individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. There are no similar limitations on rollovers from a Roth IRA to another Roth IRA.

     Qualified distributions from Roth IRAs are entirely tax-free. A qualified distribution requires that (1) the individual has held the Roth IRA for at least five years and (2) the distribution is made either after the individual reaches age 59-1/2, on the individual's death or disability, or as qualified first-time home purchase. Qualified Distributions for a qualified first-time home purchase, are subject to a $10,000 lifetime maximum for the individual, a spouse, child, grandchild, or ancestor of such individual or the individual's spouse.

SIMPLIFIED EMPLOYEE PENSION PLANS

     Eligible employers may establish an IRA plan known as a simplified employee pension plan ("SEP"), if certain requirements are met. An employee may make contributions to a SEP in accordance with the rules applicable to IRAs discussed above. Employer contributions to an employee's SEP are deductible by the employer and are not currently includible in the taxable income of the employee, provided that total employer contributions do not exceed the lesser of 15% of an employee's compensation or $35,000 for 2001.

SIMPLE RETIREMENT ACCOUNTS

     Eligible employers may establish an IRA plan known as a simple retirement account ("SRA"), if they meet certain requirements. Under an SRA, the employer contributes elective employee compensation deferrals up to a maximum of $6,500 a year for 2001 to the employee's SRA. The employer must, in general, make a fully vested matching contribution for employee deferrals up to a maximum of 3% of compensation.

TAX-SHELTERED ANNUITIES

Tax-sheltered annuities under Section 403(b) of the Code permit public schools and other eligible employers to purchase annuity contracts and mutual fund shares through custodial accounts on behalf of employees. Generally, these purchase payments are excluded for tax purposes from employee gross incomes. However, these payments may be subject to Social Security taxes. Distributions of salary reduction contributions and earnings (other than your salary reduction accumulation as of December 31, 1988) are not allowed prior to age 59-1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

OTHER QUALIFIED PLANS

PURCHASE PAYMENTS. Purchase payments made by an employer under a pension, profit sharing, or annuity plan qualified under section 401 or 403(a) of the Code, not in excess of certain limits, are deductible by the employer. The purchase payments are also excluded from the current income of the employee.

DISTRIBUTIONS BEFORE THE ANNUITY COMMENCEMENT DATE. Purchase payments includible in an employee's taxable income (less any amounts previously received that were not includible in the employee's taxable income) represent the employee's "investment in the Contract." Amounts received before the Annuity Commencement Date under a Contract in connection with a section 401 or 403(a) plan are generally allocated on a pro-rata basis between the employee's investment in the Contract and other amounts. A lump-sum distribution will not be includible in income in the year of distribution, if the employee transfers, within 60 days of receipt, all amounts received (less the employee's investment in the Contract), to another tax-qualified plan, to an individual retirement account or an IRA in accordance with the rollover rules under the Code.

     However, any amount that is not distributed as a direct rollover will be subject to 20% income tax withholding. (See "Tax Free Rollovers.") Special tax treatment may be available, for tax years beginning before December 31, 1999, in the case of certain lump-sum distributions that are not rolled over to another plan or IRA.

     A 10% penalty tax is imposed on the amount includible in gross income from distributions that occur before the employee reaches age 59-1/2 and that are not made on account of death or disability, with certain exceptions. These exceptions include distributions that are:

 . part of a series of substantially equal periodic payments made at least annually beginning after the employee separates from service and made over the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and the beneficiary, provided such payments are made for at least 5 years and the distribution method is not changed before the recipient reaches age 59-1/2 (except in the case of death or disability);

 . made after the employee's separation from service on account of early retirement after attaining age 55;

 .  made to pay for qualified higher education or first-time home buyer expenses;

 . made to an alternate payee pursuant to a qualified domestic relations order, if the alternate payee is the spouse or former spouse of the employee;

 . distributions for medical expenses in excess of 7.5% of the Annuitant's adjusted gross income without regard to whether the Annuitant itemizes deductions on his or her tax return; or

 . distributions for health insurance premiums to an unemployed individual who has received unemployment compensation for at least 12 consecutive weeks.

ANNUITY PAYMENTS.  A portion of annuity payments received under Contracts for section 401 and 403(a) plans after the Annuity Commencement Date may be excludible from the employee's income, in the manner discussed above, in connection with variable annuity payments, under "Non-Qualified Contracts - Taxation of Annuity Payments." The difference is that, here, the number of expected payments is determined under a provision in the Code. Distributions of minimum amounts required by the Code generally must commence by April 1 of the calendar year following the calendar year in which the employee reaches age 70-1/2 (or retires, if later). Failure to comply with the minimum distribution rules will result in a penalty tax of 50% of the amount by which the minimum distribution required exceeds the actual distribution (See "Distributors from an IRA").

SELF-EMPLOYED INDIVIDUALS. Various special rules apply to tax-qualified plans established by self-employed individuals.

PRIVATE EMPLOYER UNFUNDED DEFERRED COMPENSATION PLANS

PURCHASE PAYMENTS. Private taxable employers may establish unfunded, Non-Qualified deferred compensation plans for a select group of management or highly compensated employees and/or for independent contractors. To avoid current taxation, these benefits must be subject to a substantial risk of forfeiture.

     These types of programs allow individuals to defer (1) receipt of up to 100% of compensation that would otherwise be includible in income and (2) payment of federal income taxes on the amounts.

     Deferred compensation plans represent a contractual promise on the part of the employer to pay current compensation at some future time. The Contract is owned by the employer and is subject to the claims of the employer's creditors. The individual has no right or interest in the Contract and is entitled only to payment from the employer's general assets in accordance with plan provisions. Purchase payments are not currently deductible by the employer until benefits are included in the taxable income of the employee.

TAXATION OF DISTRIBUTIONS. Amounts that an individual receives from a private employer deferred compensation plan are includible in gross income for the taxable year in which such amounts are paid or otherwise made available.

FEDERAL INCOME TAX WITHHOLDING AND REPORTING

     Amounts distributed from a Contract, to the extent includible in taxable income, are subject to federal income tax withholding.

     In some cases, if you own more than one qualified annuity contract, the contracts may be considered together to determine whether the federal tax law requirement for minimum distributions after age 70-1/2, or retirement in appropriate circumstances, has been satisfied. You may rely on distributions from another annuity contract to satisfy the minimum distribution requirement under a Qualified Contract we issued. However, you must sign a waiver releasing us from any liability to you for not calculating and reporting the amount of taxes and penalties payable for failure to make required minimum distributions under the Contract.

TAXES PAYABLE BY AMERICAN FRANKLIN AND THE SEPARATE ACCOUNT

     American Franklin is taxed as a life insurance company under the Code. The operations of the Separate Account are part of the total operations of American Franklin and are not taxed separately. Under existing federal income tax laws, American Franklin is not taxed on investment income derived by the Separate Account (including realized and unrealized capital gains) with respect to the Contracts. American Franklin reserves the right to allocate to the Contracts any federal, state or other tax liability that may result in the future from maintenance of the Separate Account or the Contracts.

     Certain Portfolios may elect to pass through to American Franklin any taxes withheld by foreign taxing jurisdictions on foreign source income. Such an election will result in additional taxable income and income tax to American Franklin. The amount of additional income tax, however, may be more than offset by credits for the foreign taxes withheld that the Portfolios will also pass through. These credits may provide a benefit to American Franklin.

DIVERSIFICATION REQUIREMENTS

     Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements. American Franklin's failure to comply with these regulations would disqualify your Contract as an annuity contract under Section 72 of the Code. If this were to occur, you would be subject to federal income tax on the income under the Contract for the period of the disqualification and for subsequent periods. The Separate Account through the Portfolios intends to comply with these requirements. Although we do not have direct control over the investments or activities of the Portfolios, we will enter into agreements with them requiring the Portfolios to comply with the diversification requirements of the Section 817(h) Treasury Regulations.

     The Treasury Department has stated that it anticipates the issuance of guidelines prescribing the circumstances in which the ability of an Owner of the Contract to direct his or her investment to particular Portfolio within the Separate Account may cause the Owner of the Contract, rather than the insurance company, to be treated as the owner of the assets in the Separate Account. Due to the lack of specific guidance on investor control, there is some uncertainty about when an Owner of the Contract is considered the owner of the assets for tax purposes. If you were considered the owner of the assets of the Separate Account, income and gains from the account would be included in your gross income for federal income tax purposes. Under the current law, however, we believe that American Franklin, and not the owner of a Contract, would be considered the owner of the assets of the Separate Account.

TAX CHANGES

     The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of annuities. In addition, the Treasury Department may amend existing regulations or adopt new interpretations of existing law. State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you or your beneficiary, and are subject to change. Any changes in federal, state, local or foreign tax law or interpretation could have a retroactive effect. We suggest you consult a qualified tax adviser.

                            DISTRIBUTION ARRANGEMENT

     Franklin Financial Services Corporation ("Franklin Financial"), #1 Franklin Square, Springfield, Illinois 62713, a Delaware corporation, and American Franklin, are both wholly-owned subsidiaries of The Franklin Life Insurance Company. Franklin Financial is the principal underwriter of the Contracts under a Sales Agreement between Franklin Financial and the Separate Account. Pursuant to the Sales Agreement, Franklin Financial pays certain sales expenses for distribution of the Contracts. We pay surrender charge amounts that we collect to Franklin Financial.

     Franklin Financial's registered representatives earn commissions on the sale of the Contracts of up to 4.75% of purchase payments, and annual trail commissions at an annual rate of 0.25% on Variable Account values.

     Franklin Financial is registered with the Securities and Exchange Commission as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

     From time to time, we may pay or permit other promotional incentives, in cash or credit or other compensations.

                               LEGAL PROCEEDINGS

     American Franklin is a party to various lawsuits and proceedings arising in the ordinary course of business. Many of these lawsuits and proceedings arise in jurisdictions, such as Alabama and Mississippi, that permit damage awards disproportionate to the actual economic damages incurred. Based upon information presently available, American Franklin believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on American Franklin's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in jurisdictions like Alabama and Mississippi continues to create the potential for an unpredictable judgment in any given suit.

                               ACCUMULATION UNITS
                             SEPARATE ACCOUNT VA-1

                                                     ACCUMULATION UNIT      NUMBER OF ACCUMULATION
                                                         VALUE AT            UNITS OUTSTANDING AT
                                                     DECEMBER 31, 2000         DECEMBER 31, 2000
VIP Money Market Division                                         $ 5.81                  1,331,256
                                                ---------------------------------------------------
VIP Equity-Income Division                                          7.54                  3,404,107
                                                ---------------------------------------------------
VIP Growth Division                                                 9.57                  3,357,135
                                                ---------------------------------------------------
VIP Overseas Division                                               6.90                    460,319
                                                ---------------------------------------------------
VIP High Income Division                                            4.51                    435,418
                                                ---------------------------------------------------
VIPII Investment Grade Bond Division                                6.12                    690,930
                                                ---------------------------------------------------
VIPII Asset Manager Division                                        6.92                  1,017,678
                                                ---------------------------------------------------
VIPII Index 500 Division                                            8.55                  4,497,424
                                                ---------------------------------------------------
VIPII Contrafund Division                                           8.61                  2,335,871
                                                ---------------------------------------------------
MFS Emerging Growth Division                                       10.46                  2,249,910
                                                ---------------------------------------------------
MFS Research Division                                               8.06                  2,602,905
                                                ---------------------------------------------------
MFS Investors Trust Division                                        7.78                  1,745,948
                                                ---------------------------------------------------
MFS Total Return Division                                           7.46                  2,503,919
                                                ---------------------------------------------------
MFS Utilities Division                                              9.55                  1,611,445
                                                ---------------------------------------------------
MFS Capital Opportunities Division                                 10.56                  1,176,155
                                                ---------------------------------------------------

                           OTHER INFORMATION ON FILE

     A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the Contracts discussed in this Prospectus. Not all of the information set forth in the Registration Statement and its exhibits has been included in this Prospectus. Statements contained in this Prospectus concerning the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, refer to the instruments filed with the Securities and Exchange Commission.

     A Statement of Additional Information is available from us on request. Its contents are as follows:

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

General Information...................................        2
Regulation and Reserves...............................        2
Experts...............................................        3
Principal Underwriter.................................        3
Administration of the Contracts.......................        3
Legal Matters.........................................        4
Tax Status of the Contracts...........................        4
Limitations on Annuity Payment Options................        5
  A. Limitations on Choice of Annuity Payment Option..        5
Annuity Payments......................................        7
  A. Gender of Annuitant..............................        7
  B. Misstatement of Age or Sex and Other Errors......        8
Change of Investment Adviser or Investment Policy.....        8
Performance Data for the Divisions....................        8
Financial Statements..................................       12
Index to Financial Statements.........................    VA1-1

                               THE CHAIRMAN(TM)
                      INDIVIDUAL RETIREMENT ANNUITY (IRA)
                             DISCLOSURE STATEMENT

                                 INTRODUCTION

     THIS DISCLOSURE STATEMENT IS DESIGNED FOR PRESENT OWNERS OF IRAS ISSUED BY THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY.

     This Disclosure Statement is not part of a contract but contains general and standardized information which must be furnished to each person who is issued an Individual Retirement Annuity. Please refer to the contract to determine specific rights and obligations thereunder.

                                 REVOCATION

     If you are purchasing a new or rollover IRA, then if for any reason you, as a recipient of this Disclosure Statement, decide within 20 days from the date your policy is delivered to you that you do not desire to retain your IRA, written notification to the Company must be mailed, together with your policy, within that period. If such notice is mailed within 20 days, all contributions, without adjustments for any applicable sales commissions or administrative expenses, will be refunded.

MAIL NOTIFICATION OF REVOCATION AND YOUR CONTRACT TO:

               The American Franklin Life Insurance Company
               AMFLIC Annuity Service Center
               P.O. Box 4636
               Houston, Texas  77210-4636
               (Phone No. (800) 200-3101).

                                 ELIGIBILITY

     You are eligible to contribute to an IRA for each year before the year in which you reach age 70-1/2 if you received compensation from employment, earnings from self-income or alimony. In addition, for each year before the year when your spouse reaches age 70-1/2, you can contribute to a separate IRA for your spouse, provided that you and your spouse file a joint income tax return.

                                 CONTRIBUTION LIMITS

     The total amount you may contribute to an IRA each year is limited to the lesser of $2,000 or 100% of your eligible compensation. If you open a separate IRA for your lower-earning spouse, the annual contribution limit to that IRA is the lesser of (1) $2,000 or (2) 100% of both spouses' combined compensation minus any contribution to the higher-earning spouse's IRA or Roth IRA. A maximum of $4,000 may be contributed for each tax year to both your and your spouse's IRAs or Roth IRAs (only $2,000 in each IRA or Roth IRA). Any contribution that you make to your or your spouse's IRA must be made by the due date, not including extensions, for filing your federal income tax return for the year (generally, April 15 of the following year).

     Note that rollover contributions (described below), if properly made, do not count toward your maximum annual contribution; nor do they affect your deduction limits, described below.

                       DEDUCTIONS FOR IRA CONTRIBUTIONS

     If neither you, nor your spouse, is an active participant (see A. below), you may make a contribution to your IRA and your spouse's IRA for that year, up to the maximum described above, and take a deduction for the entire amount contributed.

     If you (or your spouse, if married) are an active participant, but you have an adjusted gross income (AGI) (or, if married, a combined AGI) below a certain level (see B. below), you may still make a deductible contribution. However, if your AGI (or, if married, combined AGI) is above the specified level, the amount of the deductible contribution you may make to an IRA will be phased down and eventually eliminated.

A.  ACTIVE PARTICIPANT

     You are an "active participant" for a year if you are covered by a retirement plan. You are covered by a "retirement plan" for a year if your employer or union has a retirement plan under which money is added to your account or you are eligible to earn retirement credits. For example, if you are covered under a profit-sharing plan, certain government plans, a salary reduction arrangement (such as a tax sheltered annuity arrangement or a 401(k) plan), a Simplified Employee Pension program (SEP) or a plan which promises you a retirement benefit which is based upon the number of years of service you have with the employer, you are likely to be an active participant. Your Form W-2 for the year should indicate your participation status.

     You are an active participant for a year even if you are not yet vested in your retirement benefit. Also, if you make required contributions or voluntary employee contributions to a retirement plan, you are an active participant. In certain plans, you may be an active participant even if you were only with the employer for part of the year.

     You are not considered an active participant if you are covered in a plan only because of your service as 1) an Armed Forces Reservist for less than 90 days of active service, or 2) a volunteer firefighter covered for firefighting service by a government plan. Of course, if you are covered in any other plan, these exceptions do not apply.

     If you are married, filed a separate tax return, and did not live with your spouse at any time during the year, your spouse's active participation will not affect your ability to make deductible contributions.

B.  ADJUSTED GROSS INCOME (AGI)

     If you are an active participant, you must look at your Adjusted Gross Income for the year (if you and your spouse file a joint tax return, you use your combined AGI) to determine whether you can make a deductible IRA contribution. Your tax return will show you how to calculate your AGI for this purpose. If you are at or below a certain AGI level, called the Threshold Level, you are treated as if you were not an active participant and can make a deductible contribution under the same rules as a person who is not an active participant.

     In 2000, if you are single, your Threshold AGI Level is $32,000. The Threshold Level if you are married and file a joint tax return is $52,000, and if you are married but file a separate tax return or lived apart from your spouse for the entire year, the Threshold Level is $0. The chart below shows the Threshold Levels for 2000 and later years.


           Year               Single    Married - Filing Jointly
           ----               -------   ------------------------
           2000               $32,000           $52,000
           2001               $33,000           $53,000
           2002               $34,000           $54,000
           2003               $40,000           $60,000
           2004               $45,000           $65,000
           2005               $50,000           $70,000
           2006               $50,000           $75,000
      2007 and later          $50,000           $80,000

     If your AGI is less than $10,000 above your Threshold Level (or, for married taxpayers starting in 2007, if AGI is less than $20,000 above your Threshold Level), you will still be able to make a deductible contribution, but the deduction will be limited in amount. The amount by which your AGI exceeds your Threshold Level (AGI - Threshold Level) is called your Excess AGI. The Maximum Allowable Deduction per individual is $2,000.

     You can estimate your Deduction Limit by using the calculation below.
(Your Deduction Limit may be slightly higher if you use this formula rather than the table provided by the IRS. For married joint filers starting in 2007, substitute $20,000 for $10,000 in the equation.):

     $10,000 - Excess AGI
     --------------------  x Maximum Allowable Deduction = Deduction Limit
            $10,000

You must round up the result to the next highest $10 level (the next highest number which ends in zero). For example, if the result is $1,525, you must round it up to $1,530. If the final result is below $200 but above zero, your Deduction Limit is $200. Your Deduction Limit cannot, in any event, exceed 100% of your compensation.

     If your spouse is an active participant, but you are not, and you are married filing jointly, your deduction begins to phase out at AGI between $150,000 and $160,000. If you are married filing jointly and either you or your spouse was an Active Participant, you must separately determine the IRA deduction that applies to the contributions that you make to your and your spouse's IRA. If you were divorced or legally separated (and did not remarry) before the end of the year, you cannot deduct any contributions you made to your spouse's IRA. After a divorce or legal separation, you can deduct only the contributions you made to your own IRA and your deductions are subject to the adjusted gross income limit under the rules for single individuals.

Examples of Deductibility of IRA Contributions:

Example 1:  Ms. Smith, a single person, is an active participant and has an AGI of $38,619. She calculates her 2000 deductible IRA contribution as follows:

Her AGI is $38,619
Her Threshold Level is $32,000
Her Excess AGI is (AGI - Threshold Level) or ($38,619 - $32,000) = $6,619 Her Maximum Allowable Deduction is $2,000

So, her IRA deduction limit is:

          $ 10,000 - $6,619
          ----------------- x $2,000 = $676 (rounded to $680)
               $10,000

Example 2:  Mr. and Mrs. Young file a joint tax return.  Each spouse earns more than $2,000 and one is an active participant. They have a combined AGI of $55,255. They may each contribute to an IRA and calculate their 2000 deductible contributions to each IRA as follows:

Their AGI is $55,255
Their Threshold Level is $52,000
Their Excess AGI is (AGI - Threshold Level) or ($55,255 - $52,000) = $3,255 The Maximum Allowable Deduction for each spouse is $2,000

So, each spouse may compute his or her IRA deduction limit as follows:


          $ 10,000 - $3,255
          ----------------- x $2,000 = $1,349 (rounded to $1,350)
               $10,000

Example 3:  Mr. Jones, a married person, files a separate tax return and is an active participant. He has $25,000 of compensation. He cannot make a deductible contribution to an IRA because a married taxpayer who files separately, or who is treated as filing separately, cannot deduct any contribution to an IRA where his AGI exceeds $10,000.

                     NON-DEDUCTIBLE CONTRIBUTIONS TO IRAS

     Even if you are above the Threshold Level and thus may not make a deductible contribution of $2,000, you may still contribute up to the lesser of 100% of compensation or $2,000 to an IRA. The amount of your contribution which is not deductible will be a non-deductible contribution to the IRA. You may also choose to make a contribution nondeductible even if you could have deducted part or all of the contribution. Interest or other earnings on your IRA contribution, whether from deductible or non-deductible contributions, will not be taxed until taken out of your IRA and distributed to you.

     If you make a non-deductible contribution to an IRA, you must report the amount of the non-deductible contribution to the IRS on Form 8606 as a part of your tax return for the year.

     You may make a $2,000 contribution at any time during the year, if your compensation for the year will be at least $2,000, without having to know how much will be deductible. When you fill out your return, you may then figure out how much is deductible.

     You may withdraw an IRA contribution made for a year any time before April 15 of the following year. If you do so, you must also withdraw the earnings attributable to that portion and report the earnings as income for the year for which the contribution was made. If some portion of your contribution is not deductible, you may decide either to withdraw the non-deductible amount, or to leave it in the IRA and designate that portion as a non-deductible contribution on your tax return.

                                 IRA DISTRIBUTIONS

     Generally, IRA distributions which are not rolled over (see "Rollover IRA Rules," below) are included in your gross income in the year they are received. Non-deductible IRA contributions, however, are made using income which has already been taxed (that is, they are not deductible contributions). Thus, the portion of the IRA distributions consisting of nondeductible contributions will not be taxed again when received by you. If you make any nondeductible IRA contributions, each distribution from your IRA(s) will consist of a non-taxable portion (return of non-deductible contributions) and a taxable portion (return of deductible contributions, if any, and account earnings). Special tax rules applicable to lump sum distributions from tax qualified retirement plans are not applicable to IRA distributions.

     Thus, you may not take a distribution which is entirely tax-free. The following formula is used to determine the non-taxable portion of your distributions for a taxable year:

 Remaining Non-Deductible
     Contributions
 --------------------------- x Total Distributions = Nontaxable Distributions
 Year-End Total IRA Balances      (for the year)          (for the year)

     To figure the year-end total IRA balance, you treat all of your IRAs as a single IRA. This includes all regular IRAs (whether accounts or annuities), as well as Simplified Employee Pension (SEP) IRAs, and Rollover IRAs. You also add back the distributions taken during the year.

Example:  An individual makes the following contributions to his or her IRA(s).

    Year                   Deductible           Non-Deductible
    ----                   ----------           --------------
    1992                    $2,000                       0
    1993                     1,800                       0
    1996                     1,000                  $1,000
    1998                       600                   1,400
                            ------                  ------
                            $5,400                  $2,400

Deductible Contributions:                               $5,400
Non-Deductible Contributions:                            2,400
Earnings on IRAs:                                        1,200
                                                        ------

Total Account Balance of IRA(s) as of 12/31/99
(including distributions in 2000):                      $9,000

     In 2000, the individual takes a distribution of $3,000. The total account balance in the IRAs on 12/31/99 plus 1999 distributions is $9,000. The non-taxable portion of the distributions for 1995 is figured as follows:

Total non-deductible contributions                     $2,400
                                                       ------  x $3,000 = $810
Total account balance in the IRAs, plus distributions  $9,000

     Thus, $810 of the $3,000 distribution in 2000 will not be included in the individual's taxable income. The remaining $2,190 will be taxable for 2000.

                                 ROLLOVER IRA RULES

1.  IRA TO IRA

     You may withdraw, tax-free, all or part of the assets from an IRA and reinvest or rollover such assets in one or more IRAs. The rollover must be completed within 60 days of the withdrawal. No IRA deduction is allowed for the rollover. If you make such a rollover, you may not make another rollover from an IRA to another IRA for at least 365 days after the original rollover is made. (However, you can instruct an IRA custodian to transfer amounts directly to another IRA custodian; such a direct transfer does not count as a rollover.) Amounts required to be distributed, such as because the individual has reached age 70-1/2, may not be rolled over.

2.  EMPLOYER PLAN DISTRIBUTIONS TO IRA

     All taxable distributions (known as "eligible rollover distributions") from qualified pension, profit-sharing, stock bonus and tax sheltered annuity plans may be rolled over to an IRA, with the exception of (1) annuities paid over a life or life expectancy, (2) installments for a period of ten years or more, and
(3) required minimum distributions under Code Section 401(a)(9).

     Rollovers may be accomplished in two ways. First, you may elect to have an eligible rollover distribution paid directly to an IRA (a "direct rollover"). Second, you may receive the distribution directly and then, within 60 days of receipt, roll the amount over to an IRA. However, any amount that you elect not to have distributed as a direct rollover will be subject to 20 percent income tax withholding, and, if you are younger than age 59-1/2, may result in a 10% excise tax on any amount of the distribution that is included in income. Questions regarding distribution options should be directed to your Plan Trustee or Plan Administrator, or may be answered by consulting IRS Regulations Sections 1.401(a)(31)-1, 1.402(c)-2 and 31.3405(c)-1.

     If you combine eligible rollover distributions from a qualified retirement plan or tax-sheltered annuity with regular IRA contributions, you will be prohibited from rolling the assets which originated from the qualified retirement plan or tax-sheltered annuity into a subsequent employer's plan. You may want to open separate IRAs to keep regular IRA contributions separate from eligible rollover distributions.

                     PENALTIES FOR PREMATURE DISTRIBUTIONS

     If you receive a distribution from your IRA before you reach age 59-1/2, an additional tax of 10 percent will be imposed under Code Section 72(t), unless the distribution (a) occurs because of your death or disability, (b) is received as a part of a series of substantially equal payments over your life or life expectancy, or the life expectancies of you and your beneficiary(ies), (c) is received as a part of a series of substantially equal payments over the lives or life expectancy of you and your designated beneficiary, (d) is contributed to a rollover IRA (or, if the amount consisted of just eligible rollover contributions and earnings from a qualified plan or tax-sheltered annuity, to a qualified plan or a tax-sheltered annuity, respectively) if the rollover is completed within 60 days following the withdrawal; (e) to pay for medical expenses which exceed 7.5% of your adjusted gross income, (f) to pay for health insurance for an individual who has separated from employment and who has received unemployment compensation under a federal or state program of at least 12 weeks, (g) for qualified first-time homebuyer expenses of you or certain family members, or (h) for qualified higher education expenses of you or certain family members. "Qualified first-time homebuyer expenses" are withdrawals of up to $10,000 from an IRA that are used within 120 days of distribution for the cost to acquire, construct or reconstruct a principal residence for yourself, your spouse, or your or your spouse's child or grandchild (including customary settlement, financing or closing costs). "Qualified higher education expenses" include tuition, fees, books, supplies and equipment that is required for you, your spouse, or your or your spouse's child or grandchild for enrollment and attendance at a post-secondary institution. Room and board is a qualifying higher education expense if the student is attending at least half-time.

                             MINIMUM DISTRIBUTIONS

     Under the rules set forth in Code Section 408(b)(3) and Section 401(a)(9), you may not leave the funds in your contract indefinitely. Certain minimum distributions are required. These required distributions may be taken in one of two ways: (a) by withdrawing the balance of your contract by a "required beginning date," usually April 1 of the year following the date at which you reach age 70-1/2; or (b) by withdrawing periodic distributions of the balance in your contract by the required beginning date. On January 11, 2001, the IRS issued new proposed regulations simplifying how Required Minimum Distributions are calculated. The new rules are still complex. Generally, the new rules must be used for calendar years beginning January 1, 2002 and everyone will be required to use the same method. The IRS has provided a simple uniform table regardless of IRA beneficiary with the exception of spousal beneficiaries more than 10 years younger than the participant. In most cases, the new required minimum distribution amount is less than under the old rules. We suggest you contact your tax advisor regarding these new rules.

     If you do not satisfy the minimum distribution requirements, then, pursuant to Code Section 4974, you may have to pay a 50% excise tax on the amount not distributed as required that year.

     The foregoing minimum distribution rules are discussed in detail in IRS Publication 590, "Individual Retirement Arrangements."

                                 WITHHOLDING

     Unless you elect not to have withholding apply, any distribution from your IRA will be subject to withholding. Generally, 10% of the amount of the distribution will be withheld. At the time of distribution, you will be notified that you may choose whether or not to have withholding from a distribution.

                                   REPORTING

     You are required to report penalty taxes due on excess contributions, excess accumulations, excess distributions, premature distributions, and prohibited transactions. Currently, IRS Form 5329 is used to report such information to the Internal Revenue Service.

                            PROHIBITED TRANSACTIONS

     Neither you nor your beneficiary may engage in a prohibited transaction, as that term is defined in Code Section 4975. If you or your beneficiary engage in a prohibited transaction with respect to your IRA, the account will lose its tax exemption and you will be required to include the fair market value of your IRA in gross income for the taxable year in which you or your beneficiary engage in such a prohibited transaction.

     Borrowing any money from (or by use of) this IRA would, under Code Section 408(e)(3), cause the contract to cease to be an Individual Retirement Annuity and would result in the fair market value of the annuity being included in the Owner's gross income in the taxable year in which such loan is made.

     Use of this contract as security for a loan, if such loan were otherwise permitted, would, under Code Section 408(e)(4), cause the portion so used to be treated as a taxable distribution includable in your gross income for the year during which the contract is so used.

     Any amounts which are included in your taxable income as a result of any prohibited transaction, borrowing or use as security for a loan may also result in the 10% premature distribution penalty.

                             EXCESS CONTRIBUTIONS

     Code Section 4973 imposes a six percent excise tax as a penalty for an excess contribution to an IRA. An excess contribution is the excess of the deductible and nondeductible amounts contributed by the Owner to all IRAs (including Roth IRAs) for that year over the lesser of his or her taxable compensation or $2,000. If the excess contribution plus any net income attributable thereto is not withdrawn by the due date of your tax return (including extensions) you will be subject to the penalty. Earnings on any excess contributions that are timely withdrawn are taxable in the year the excess contribution was made and may be subject to the 10% premature distribution penalty if you are less than age 59-1/2 (see above).

                                  ESTATE TAX

     Your IRA will be included in your estate and will be subject to estate tax, although certain credits or deductions may be available. Your designation of a beneficiary for your IRA is not treated as a gift for gift tax purposes.

                                 IRS APPROVAL

     Your contract and IRA endorsement have been approved by the Internal Revenue Service as a tax qualified Individual Retirement Annuity. Such approval by the Internal Revenue Service is a determination only as to the form of the annuity and does not represent a determination of the merits of such annuity.

     This disclosure statement is intended to provide an overview of the applicable tax laws relating to Individual Retirement Annuities. It is not intended to constitute a comprehensive explanation as to the tax consequences of your IRA. As with all significant transactions such as the establishment or maintenance of, or withdrawal from an IRA, appropriate tax and legal counsel should be consulted. Further information may also be acquired by contacting your IRS District Office or consulting IRS Publication 590.

                                   PROSPECTUS

                               THE CHAIRMAN(TM)
               COMBINATION FIXED AND VARIABLE ANNUITY CONTRACTS

                                  OFFERED BY

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                               #1 FRANKLIN SQUARE
                          SPRINGFIELD, ILLINOIS  62713

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                       Complete and return this form to:

The American Franklin Life Insurance Company
AMFLIC Annuity Service Center
P.O. Box 4636
Houston, Texas  77210-4636
(800) 200-3101

Please send me the Statement of Additional Information dated May 1, 2001 for Separate Account VA-1.


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                                    (Name)

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                                   (Street)

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(City)                              (State)                          (Zip  Code)
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                            SEPARATE ACCOUNT VA-1 OF
                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY

                                  THE CHAIRMAN
                Combination Fixed And Variable Annuity Contracts
                                   Offered by
                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                #1 Franklin Square, Springfield, Illinois  62713
                                 (800) 528-2011

                      STATEMENT OF ADDITIONAL INFORMATION

                               Dated May 1, 2001

     This Statement of Additional Information is not a prospectus. It should be read with the Prospectus for Separate Account VA-1 of The American Franklin Life Insurance Company (the "Separate Account") concerning The Chairman flexible payment deferred individual annuity Contracts investing in certain mutual fund Portfolios of the Variable Insurance Products Fund, the Variable Insurance Products Fund II and MFS Variable Insurance Trust, dated May 1, 2001. A copy of the Prospectus for the Contracts, and any supplements thereto, may be obtained by contacting The American Franklin Life Insurance Company ("American Franklin") at its Administrative Office located at 2727-A Allen Parkway 3-50, Houston, Texas 77019-2191; mailing address - P.O. Box 4636, Houston, Texas 77210-4636; telephone numbers - (800) 200-3101 or (713) 831-3310. An Owner has the option of receiving benefits on a fixed basis through American Franklin's Fixed Account or through American Franklin's Separate Account. Terms used in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading "Glossary."

                               TABLE OF CONTENTS

General Information........................................        2
Regulation and Reserves....................................        2
Experts....................................................        3
Principal Underwriter......................................        3
Administration of the Contracts............................        3
Legal Matters..............................................        4
Tax Status of the Contracts................................        4
Limitations on Annuity Payment Options.....................        5
     A.  Limitations on Choice of Annuity Payment Option...        5
Annuity Payments...........................................        7
     A.  Gender of Annuitant...............................        7
     B.  Misstatement of Age or Sex and Other Errors.......        8
Change of Investment Adviser or Investment Policy..........        8
Performance Data for the Divisions.........................        8
Financial Statements.......................................       12
Index to Financial Statements..............................    VA1-1

                              GENERAL INFORMATION

     American Franklin is a legal reserve stock life, accident and health insurance company organized under the laws of the State of Illinois in 1981. American Franklin is a wholly-owned subsidiary of The Franklin Life Insurance Company ("The Franklin"). The Franklin is a legal reserve stock life insurance company organized under the laws of the State of Illinois in 1884. The Franklin issues individual life insurance, annuity and accident and health insurance policies, group annuities and group life and health insurance and offers a variety of whole life, life, retirement income and level and decreasing term insurance plans. Its home office is located at #1 Franklin Square, Springfield, Illinois 62713.

     The Franklin is a wholly-owned subsidiary of AGC Life Insurance Company ("AGC Life"). American General Corporation ("American General") owns all of the outstanding shares of common stock of AGC Life. The address of AGC Life is American General Center, Nashville, Tennessee 37250-0001. The address of American General is 2929 Allen Parkway, Houston, Texas 77019-2155. American General is one of the largest diversified financial services organizations in the United States. American General's operating subsidiaries are leading providers of retirement services, consumer loans and life insurance. American General was incorporated as a general business corporation in Texas in 1980 and is the successor to American General Insurance Company, an insurance company incorporated in Texas in 1926.

                            REGULATION AND RESERVES

     American Franklin is subject to regulation and supervision by the insurance departments of the states in which it is licensed to do business. This regulation covers a variety of areas, including benefit reserve requirements, adequacy of insurance company capital and surplus, various operational standards, and accounting and financial reporting procedures. American Franklin's operations and accounts are subject to periodic examination by insurance regulatory authorities.

     Under insurance guaranty fund laws in most states, insurers doing business therein can be assessed up to prescribed limits for insurance contract losses, if covered, incurred by insolvent companies. The amount of any future assessments of American Franklin under these laws cannot be reasonably estimated. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

     Although the federal government generally has not directly regulated the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Federal measures that may adversely affect the insurance business include employee benefit regulation, tax law changes affecting the taxation of insurance companies or of insurance products, changes in the relative desirability of various personal investment vehicles, and removal of impediments on the entry of banking institutions into the business of insurance. Also, both the executive and legislative branches of the federal government have under consideration various insurance regulatory matters, which could ultimately result in direct federal regulation of some aspects of the insurance business. It is not possible to predict whether this will occur or, if so, what the effect on American Franklin would be.

     Pursuant to state insurance laws and regulations, American Franklin is obligated to carry on its books, as liabilities, reserves to meet its obligations under outstanding insurance contracts. These reserves are based on assumptions about, among other things, future claims experience and investment returns. Neither the reserve requirements nor the other aspects of state insurance regulation provide absolute protection to holders of insurance contracts, including the Contracts, if American Franklin were to incur claims or expenses at rates significantly higher than expected, for example, due to acquired immune deficiency syndrome or other infectious diseases or catastrophes, or significant unexpected losses on its investments.


                                    EXPERTS

     The statement of net assets as of December 31, 2000 and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years then ended of the Separate Account, appearing herein, have been audited by Ernst & Young LLP, independent auditors, as set forth in their report appearing elsewhere herein. The financial statements of American Franklin at December 31, 2000 and 1999 and the related statements of operations, shareholder's equity, comprehensive income (loss) and cash flows for each of the three years in the period ended December 31, 2000, appearing herein, have been audited by Ernst & Young LLP, independent auditors, as set forth in their report appearing elsewhere herein. Such financial statements referred to above are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


                             PRINCIPAL UNDERWRITER

     Franklin Financial Services Corporation ("FFSC") is the principal underwriter with respect to the Contracts. FFSC also serves as principal underwriter to Franklin Life Variable Annuity Fund which offers interests in variable annuities, and Separate Account VUL and Separate Account VUL-2 of The American Franklin Life Insurance Company, which offer interests in flexible premium variable life insurance policies, each of which is an investment company registered under the Investment Company Act of 1940. FFSC, a Delaware corporation, is a wholly-owned subsidiary of The Franklin and a member of the National Association of Securities Dealers, Inc. During 2000, 1999 and 1998, commissions in the amount of $1,583,942, $3,453,466, and $5,234,337 respectively, were paid on the Contracts.

     The securities offered pursuant to the Contracts are offered on a continuous basis.

                        ADMINISTRATION OF THE CONTRACTS

     While American Franklin has primary responsibility for all administration of the Contracts, American General Life Companies ("AGLC") has agreed pursuant to a services agreement among American General Corporation and almost all of its subsidiaries to provide all administrative services in connection with the Contracts, including the issuance of the Contracts and the maintenance of Owners' records. American Franklin and AGLC are parties to the services agreement. Pursuant to such agreement, American Franklin reimburses AGLC for the costs and expenses which AGLC incurs in providing such administrative services in connection with the Contracts, but neither American Franklin nor AGLC incurs a loss or realizes a profit by reason thereof. During 2000, 1999, and 1998, $547,673, $472,681 and $265,992, respectively, was paid by American Franklin to AGLC for these services. American Franklin's ability to administer the Contracts could be adversely affected should AGLC terminate or be unable to continue providing administrative services pursuant to the services agreement.

                                 LEGAL MATTERS

     Pauletta P. Cohn, Esquire, Deputy General Counsel of the American General Life Companies, an affiliate of American Franklin has opined as to the validity of the Policies.

                          TAX STATUS OF THE CONTRACTS

     Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

     DIVERSIFICATION REQUIREMENTS. Federal tax laws require that the investments of each investment division of the separate account underlying the contracts be "adequately diversified" in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

     OWNER CONTROL. In certain circumstances, Owners of variable annuity contracts have been considered for Federal income tax purposes to be the Owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the Variable Account assets. There is little guidance in this area, and some features of our contracts, such as the flexibility of an Owner to allocate purchase payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the contracts do not give Owners investment control over separate account assets, we reserve the right to modify the contracts as necessary to prevent an Owner from being treated as the Owner of the separate account assets supporting the contract.

                     LIMITATIONS ON ANNUITY PAYMENT OPTIONS

A.  LIMITATIONS ON CHOICE OF ANNUITY PAYMENT OPTION

     Described below are certain limitations on Annuity Payment Options based on American Franklin's current understanding of the distribution rules generally applicable to Non-Qualified Contracts, Section 457 Contracts and to Qualified Contracts. Various questions exist, however, about the application of the distribution rules to distributions from the Contracts and their effect on Annuity Payment Option availability thereunder.

     The Internal Revenue Service has proposed regulations relating to required distributions from Section 457 Plans and Qualified Plans. These proposed regulations may limit the availability of the Annuity Payment Options for Contracts issued in connection with such plans. The proposed regulations are generally effective for calendar years after 1984; persons contemplating the purchase of a Contract should consult a qualified tax advisor concerning the effect of the proposed regulations on the Annuity Payment Option or Options he or she is contemplating.

     FIRST OPTION - LIFE ANNUITY. Under Qualified Contracts, if the Annuitant dies before annuity payments have commenced, this Annuity Payment Option is available to the beneficiary only if the beneficiary is an individual designated in the Contract and distributions to the beneficiary begin not later than one year after the date of the Annuitant's death (except that distributions to a designated beneficiary who is the surviving spouse of the Annuitant need not commence earlier than the date on which the Annuitant would have attained age 70-1/2). If the surviving spouse of the Annuitant is the designated beneficiary and such surviving spouse dies before annuity payments to such spouse have commenced, the surviving spouse generally will be treated as the Annuitant for purposes of the distribution requirements.

     Under Non-Qualified Contracts, if any Owner dies before annuity payments have commenced, this Annuity Payment Option is available to a non-spouse designated beneficiary only if the beneficiary is an individual designated in the Contract and distributions to the designated beneficiary begin not later than one year after the date of the Owner's death (or the substituted surviving spouse's death, as the case may be). If the surviving spouse of the Owner is the designated beneficiary, the distribution requirements are applied as if the surviving spouse was the Owner.

     Under Section 457 Contracts, if the Annuitant dies before annuity payments have commenced, this Annuity Payment Option is not available to the beneficiary unless the designated beneficiary is the surviving spouse of the Annuitant and distributions to the designated beneficiary begin not later than the later of
(i) one year after the date of the Annuitant's death or (ii) the date on which the Annuitant would have attained age 70-1/2.

     SECOND OPTION - LIFE ANNUITY WITH PAYMENT FOR A FIXED TERM OF YEARS. Under Qualified Contracts, this Annuity Payment Option is available only if the selected period does not extend beyond the life expectancy of the Annuitant (or the joint life expectancies of the Annuitant and his or her designated beneficiary). Further, if the

Annuitant dies before annuity payments have commenced, this Annuity Payment Option is not available to a beneficiary unless (i) the beneficiary is an individual designated in the Contract, (ii) the selected period does not extend beyond the life expectancy of the designated beneficiary and (iii) the distribution to the designated beneficiary commences not later than one year after the date of the Annuitant's death (except that distributions to a designated beneficiary who is the surviving spouse of the Annuitant need not commence earlier than the date on which the Annuitant would have attained age 70-1/2). If the surviving spouse of the Annuitant is the designated beneficiary and the surviving spouse dies before annuity payments to such spouse have commenced, the surviving spouse generally will be treated as the Annuitant for purposes of the distribution requirements. This Annuity Payment Option is available in connection with Individual Retirement Annuities or in connection with Section 403(b) annuity purchase plans only if certain minimum distribution incidental benefit requirements of the proposed regulations are met.

     Under Non-Qualified Contracts, if any Owner dies before annuity payments have commenced, this Annuity Payment Option is available to a non-spouse designated beneficiary only if the beneficiary is an individual designated in the Contract, distributions to the designated beneficiary begin not later than one year after the date of the Owner's death (or the substituted surviving spouse's death, as the case may be), and the selected period does not extend beyond the life expectancy of the designated beneficiary. If the surviving spouse of the deceased Owner is the designated beneficiary, the distribution requirements are applied as if the surviving spouse was the Owner.

     Under Section 457 Contracts, this Annuity Payment Option is not available unless the selected period does not extend beyond the life expectancy of the Annuitant (or the joint life expectancy of the Annuitant and his or her designated beneficiary who is an individual designated in the Contract). Further, if the Annuitant dies before annuity payments have commenced, this Annuity Payment Option is not available to the beneficiary unless (a) the designated beneficiary is the surviving spouse of the Annuitant, (b) the selected period does not extend beyond the life expectancy of the designated beneficiary and (c) distributions to the designated beneficiary begin not later than the later of (i) one year after the date of the Annuitant's death or (ii) the date on which the Annuitant would have attained age 70-1/2. This Annuity Payment Option is also not available under Section 457 Contracts unless certain minimum distribution rules similar to the minimum distribution incidental benefit requirements of proposed regulations are met.

     THIRD OPTION - JOINT AND LAST SURVIVOR LIFE ANNUITY. Under Section 457 Contracts and Qualified Contracts, this Annuity Payment Option is available only if the secondary annuitant is the spouse of the Annuitant or if certain minimum distribution incidental benefit requirements of the proposed regulations are met. Further, if the Annuitant dies before annuity payments have commenced, this Annuity Payment Option is not available to a beneficiary. Under Non-Qualified Contracts, if any Owner dies before Annuity payments have commenced, this Annuity Payment Option is available only if the designated beneficiary is the surviving spouse of the deceased Owner.

     FOURTH OPTION - INCOME PAYMENTS FOR A FIXED TERM OF YEARS. Under Qualified Contracts, this Annuity Payment Option is available only if the limitations described in the Second Option, above, applicable to such Qualified Contracts, are satisfied, except that this Annuity Payment Option is otherwise available to a designated beneficiary where the Annuitant dies before annuity payments have commenced if the designated period does not exceed a period that terminates five years after the death of the Annuitant or the substituted surviving spouse, as the case may be. In addition, this Annuity Payment Option is not available if the number of years in the selected period over which Annuity payments would otherwise be paid plus the attained age of the Annuitant at the Annuity Commencement Date would exceed 95.

     Under Non-Qualified Contracts this Annuity Payment Option is not available to a beneficiary where the Annuitant dies before annuity payments have commenced, unless either the limitations described in the Second Option, above, applicable to such Non-Qualified Contracts are satisfied, or the selected period does not exceed a period that terminates five years after the death of the Annuitant or the substituted surviving spouse, as the case may be.

     Under Section 457 Contracts this Annuity Payment Option is not available unless the limitations described in the Second Option, above, applicable to
Section 457 Contracts, are satisfied. This Annuity Payment Option is also available to a designated beneficiary where the Annuitant dies before Annuity payments have commenced if the designated period does not exceed a period that terminates five years after the death of the Annuitant. If the surviving spouse of the Annuitant is the designated beneficiary and the surviving spouse dies before annuity payments to such spouse have commenced, the surviving spouse will be treated as the Annuitant for purposes of the preceding sentence. In addition, this Annuity Payment Option is not available if the number of years in the selected period over which annuity payments would otherwise be paid plus the attained age of the Annuitant at the Annuity Commencement Date would exceed 95.

     FIFTH OPTION - PAYMENTS OF A SPECIFIED DOLLAR AMOUNT. This Annuity Payment Option is not available to a beneficiary under a Non-Qualified Contract where the Annuitant dies before annuity payments have commenced, unless the amount selected results in a distribution period which either satisfies the limitations described in the Second Option, above, applicable to Non-Qualified Contracts, or which terminates not more than five years after the death of the Annuitant or the substitute surviving spouse, as the case may be.

                                ANNUITY PAYMENTS

A.  GENDER OF ANNUITANT

     When annuity payments are based on life expectancy, the amount of each annuity payment ordinarily will be higher if the Annuitant or other measuring life is a male, as compared with a female under an otherwise identical Contract. This is because, statistically, females tend to have longer life expectancies than males.

     However, there will be no differences between males and females in any jurisdiction, including Montana, where such differences are not permitted. American Franklin will also make available Contracts with no such differences in connection with certain employer-sponsored benefit plans. Employers should be aware that, under most such plans, Contracts that make distinctions based on gender are prohibited by law.

B.  MISSTATEMENT OF AGE OR SEX AND OTHER ERRORS

     If the age or sex of an Annuitant has been misstated to American Franklin, the benefits payable will be those which the purchase payments paid would have purchased at the correct age and sex. If American Franklin made any overpayments because of incorrect information about age or sex, or any error or miscalculation, American Franklin will deduct the overpayment from the next payment or payments due. American Franklin will add any underpayments to the next payment. The amount of any adjustment will be credited or charged with interest at the assumed interest rate used in the Contract's annuity tables.

               CHANGE OF INVESTMENT ADVISER OR INVESTMENT POLICY

     Unless otherwise required by law or regulation, neither the investment adviser to any Portfolio nor any investment policy may be changed without the consent of American Franklin. If required, approval of or change of any investment objective will be filed with the insurance department of each state where a Contract has been delivered. The Owner (or, after annuity payments start, the payee) will be notified of any material investment policy change that has been approved. Owners will be notified of any investment policy change prior to its implementation by the Separate Account if such Owners' consent or vote is required for such change.

                       PERFORMANCE DATA FOR THE DIVISIONS

     American Franklin may provide investment results for each of the available Divisions of the Separate Account. Such results are not an estimate or guarantee of future investment performance, and do not represent the actual experience of amounts invested by a particular Owner. The investment experience for each Division will reflect the investment performance of the separate investment Portfolio then funding such Division for the periods stated.

AVERAGE ANNUAL TOTAL RETURN CALCULATIONS

     Each Division's average annual total return quotation will be computed in accordance with a standard method prescribed by the Securities and Exchange Commission. The average annual total return for a Division for a specific period is found by first taking a hypothetical $1,000 investment in the Division's Accumulation Units on the first day of the period at the maximum offering price, which is the Accumulation Unit value per unit ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value reflects the effect of the applicable Surrender Charge that may be imposed at the end of the period as well as all other recurring charges and fees applicable under the Contract to all Owner accounts. Such other charges and fees include the mortality and expense risk charge, the administrative expense charge, and a pro rata portion of the Annual Contract Fee for the relevant period. Any premium taxes will not be reflected. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage.

                   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/00

        DIVISION                               1 YEAR       FROM INCEPTION*
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Fidelity VIP Equity-Income                       1.44%          10.01%
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Fidelity VIP Growth                            -17.69%          18.01%
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Fidelity VIP High Income                       -29.09%          -4.98%
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Fidelity VIP Money Market                       -0.59%           3.04%
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Fidelity VIP Overseas                          -25.71%           7.05%
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Fidelity VIPII Asset Manager                   -10.74%           7.30%
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Fidelity VIPII Contrafund                      -13.39%          15.02%
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Fidelity VIPII Index 500                       -16.04%          13.10%
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Fidelity VIPII Investment Grade Bond             4.20%           4.49%
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MFS Capital Opportunities                      -10.47%          21.33%
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MFS Emerging Growth                            -26.20%          21.68%
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MFS Investors Trust                             -7.01%          10.51%
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MFS Research                                   -11.64%          12.61%
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MFS Total Return                                 8.93%          10.09%
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MFS Utilities                                    0.11%          19.40%
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*  Inception date for all Divisions is:     February 28, 1997

TOTAL RETURN CALCULATIONS (WITHOUT SURRENDER CHARGE)

     Each Division may also advertise its non-standardized total return, which will be calculated in the same manner and for the same time periods as the standardized average annual total returns described immediately above, except that the redeemable value will not reflect the deduction of any applicable Surrender Charge that may be imposed at the end of the period, since it is assumed that the Contract will continue through the end of each period, or the deduction of the Annual Contract Fee. If reflected, these charges would reduce the performance results presented.

CUMULATIVE TOTAL RETURN CALCULATIONS

     No standardized formula has been prescribed by the Securities and Exchange Commission for calculating cumulative total return performance. Cumulative total return performance is the compound rate of return on a hypothetical initial investment of $1,000 in each Division's Accumulation Units on the first day of the period at the maximum offering price, which is the Accumulation Unit value per unit ("initial investment"). Cumulative total return figures (and the related "Growth of a $1,000 Investment" figures) will not include the effect of any premium taxes or any applicable Surrender Charge or the Annual Contract Fee. Cumulative total return quotations will reflect changes in Accumulation Unit value and will be calculated by finding the cumulative rates of return of the hypothetical initial investment over various periods, according to the following formula, and then expressing that as a percentage:

                                C = (ERV/P) - 1

Where:
  C   = cumulative total return
  P   = a hypothetical initial investment of $1,000
  ERV = ending redeemable value is the value at the end of the applicable period of a hypothetical $1,000 investment made at the beginning of the applicable period.

YIELD CALCULATIONS

     The yields for the VIP High Income Division and the VIPII Investment Grade Bond Division will each be computed in accordance with a standard method prescribed by the Securities and Exchange Commission. The yield quotation will be computed by dividing the net investment income per Accumulation Unit earned during the specified one month or 30 day period by the Accumulation Unit values on the last day of the period, according to the following formula that assumes a semi-annual reinvestment of income:

                                     a - b
                         YIELD = 2[(------- +1) 6 - 1]
                                       cd

a = net dividends and interest earned during the period by the Fund attributable to the Division

b = expenses accrued for the period (net of reimbursements)

c = the average daily number of Accumulation Units outstanding during the period

d = the Accumulation Unit value per unit on the last day of the period

     The yield of each Division will reflect the deduction of all recurring fees and charges applicable to each Division, such as the mortality and expense risk charge, the administrative expense charge, and a pro rata portion of the Annual Contract Fee for the relevant period, but will not reflect the deduction of Surrender Charges or premium taxes.

VIP MONEY MARKET DIVISION YIELD AND EFFECTIVE YIELD CALCULATIONS

     The VIP Money Market Division's yield will be computed in accordance with a standard method prescribed by the Securities and Exchange Commission. Under that method, the current yield quotation is based on a seven-day period and computed as follows: the net change in the Accumulation Unit value during the period is divided by the Accumulation Unit value at the beginning of the period to obtain the base period return; the base period return is then multiplied by the fraction 365/7 to obtain the current yield figure, which is carried to the nearest one-hundredth of one percent. Realized capital gains or losses, unrealized appreciation or depreciation or income other than investment income of the Division's Portfolio are not included in the calculation.

     The VIP Money Market Division's effective yield will be determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is: (base period return + 1) 365/7-1.

     Yield and effective yield will not reflect the deduction of Surrender Charges or premium taxes that may be imposed upon the redemption of Accumulation Units.

PERFORMANCE COMPARISONS

     The performance of each or all of the available Divisions of the Separate Account may be compared in advertisements and sales literature to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or series of mutual funds, with investment objectives similar to each of the Divisions of the Separate Account. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research and Data Service ("VARDS(R)") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Lipper's rankings include variable life issuers as well as variable annuity issuers. VARDS(R) rankings compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS(R) rank such issuers on the basis of total return, assuming reinvestment of dividends and distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS(R) prepares risk adjusted rankings, which consider the effects of market risk on total return performance.

     In addition, each Division's performance may be compared in advertisements and sales literature to the following benchmarks: (1) the Standard & Poor's 500 Composite Stock Price Index, an unmanaged weighted index of 500 leading domestic companies that represent approximately 80% of the market capitalization of the United States equity market; (2) the Dow Jones Industrial Average, an unmanaged unweighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange that is generally considered to be representative of the United States stock market; (3) the Consumer Price Index, published by the U.S. Bureau of Labor Statistics, a statistical measure of change, over time, in the prices of goods and services in major expenditure groups that is generally considered to be a measure of inflation; (4) the Lehman Brothers Government and Domestic Income Index, the Salomon Brothers High Grade Domestic Income Index, and the Merrill Lynch Government/Corporate Master Index, unmanaged indices that are generally considered to be representative of the performance of intermediate and long term bonds during various market cycles; and (5) the Morgan Stanley Capital International Europe Australia Far East Index, an unmanaged index that is generally considered to be representative of major non-United States stock markets.

                              FINANCIAL STATEMENTS

The financial statements for the Separate Account and American Franklin appear on the following pages. The financial statements of American Franklin that are included in this Statement of Additional Information should be considered only as bearing on the ability of American Franklin to meet its obligations under the Contracts.

                         Index To Financial Statements



                                                                           Page
                                                                           ----

I.   SEPARATE ACCOUNT VA-1 FINANCIAL STATEMENTS

       Report of Independent Auditors.............................         VA1-2

         Audited Financial Statements:

       Statement of Net Assets, December 31, 2000.................         VA1-3

       Statement of Operations for the year ended December 31,
         2000.....................................................         VA1-6

       Statement of Changes in Net Assets for the years ended
       December 31, 2000 and 1999.................................         VA1-9

       Notes to Financial Statements..............................        VA1-12

II.  AMERICAN FRANKLIN FINANCIAL STATEMENTS

       Report of Independent Auditors.............................          AF-1

       Audited Financial Statements:

       Statement of Operations for the years ended
       December 31, 2000, 1999 and 1998...........................          AF-2

       Balance Sheet, December 31, 2000 and 1999..................          AF-3

       Statement of Shareholder's Equity for the years
       ended December 31, 2000, 1999 and 1998.....................          AF-4

       Statement and Cash Flows for the years ended
       December 31, 2000, 1999 and 1998...........................          AF-5

       Notes to Financial Statements..............................  AF-6 - AF-15

--------------------------------------------------------------------------------

                                     VA1-1

                        REPORT OF INDEPENDENT AUDITORS



Board of Directors
The American Franklin Life Insurance Company
Contractowners of Separate Account VA-1

We have audited the accompanying statement of net assets of Separate Account VA-1 (comprising, respectively, the VIP Money Market, VIP Equity-Income, VIP Growth, VIP Overseas, VIP High Income, VIPII Investment Grade Bond, VIPII Asset Manager, VIPII Index 500, VIPII Contrafund, MFS Emerging Growth, MFS Research, MFS Growth With Income, MFS Total Return, MFS Utilities and MFS Capital Opportunities (formerly MFS Value) Divisions) as of December 31, 2000, and the related statement of operations for the year then ended and the statement of changes in net assets for each of two years then ended. These financial statements are the responsibility of Separate Account VA-1 management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting Separate Account VA-1 at December 31, 2000, and the results of their operations for the year then ended and changes in net assets for each of the two years then ended in conformity with accounting principles generally accepted in the United States.



                                                /s/ Ernst & Young LLP
                                                Ernst & Young LLP


Chicago, Illinois
March 23, 2001

                                     VA1-2

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
STATEMENT OF NET ASSETS
DECEMBER 31, 2000




                                                                    VARIABLE INSURANCE PRODUCTS FUND
                                        ----------------------------------------------------------------------------------
                                                  VIP             VIP                                               VIP
                                                 MONEY          EQUITY-            VIP              VIP            HIGH
                                                MARKET           INCOME           GROWTH         OVERSEAS         INCOME
ASSETS                                         DIVISION         DIVISION         DIVISION        DIVISION        DIVISION
                                        ----------------------------------------------------------------------------------
Investments in Funds at fair value
     (cost: see below)                     $   7,697,350    $  25,653,773    $  32,135,863    $  3,177,170    $  1,963,143
Dividends receivable                              36,563                -                -               -               -
Due from (to) general account                         16            1,078            1,309             270              51
                                        ----------------------------------------------------------------------------------
NET ASSETS                                 $   7,733,929    $  25,654,851    $  32,137,172    $  3,177,440    $  1,963,194
                                        ==================================================================================


Unit value                                 $        5.81    $        7.54    $        9.57    $       6.90    $       4.51
                                        ==================================================================================

Units outstanding                              1,331,256        3,404,107        3,357,135         460,319         435,418
                                        ==================================================================================

Cost of investments                        $   7,697,350    $  24,343,574    $  31,445,787    $  3,357,487    $  2,713,512
                                        ==================================================================================





SEE NOTES TO FINANCIAL STATEMENTS

                                     VA1-3

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 2000


                                                                                                                      MFS
                                                                                                                    VARIABLE
                                                                                                                   INSURANCE
                                                            VARIABLE INSURANCE PRODUCTS FUND II                      TRUST
                                             ---------------------------------------------------------------    -------------
                                                  VIPII            VIPII           VIPII            VIPII             MFS
                                                INVESTMENT         ASSET           INDEX           CONTRA-          EMERGING
                                                GRADE BOND        MANAGER           500              FUND            GROWTH
ASSETS                                           DIVISION        DIVISION         DIVISION         DIVISION         DIVISION
                                             --------------------------------------------------------------------------------
Investments in Funds at fair value
     (cost: see below)                       $   4,226,288   $   7,045,132   $   38,470,015    $  20,114,663    $  23,541,724
Dividends receivable                                     -               -                -                -                -
Due from (to) general account                          176             297            1,583               65              979
                                         ------------------------------------------------------------------------------------
NET ASSETS                                   $   4,226,464   $   7,045,429   $   38,471,598    $  20,114,728    $  23,542,703
                                         ====================================================================================

Unit value                                   $        6.12   $        6.92   $         8.55    $        8.61    $       10.46
                                         ====================================================================================

Units outstanding                                  690,930       1,017,678        4,497,424        2,335,871        2,249,910
                                         ====================================================================================


Cost of investments                          $   4,159,364   $   7,443,938   $   34,619,677    $  19,799,546    $  18,678,293
                                         ====================================================================================





SEE NOTES TO FINANCIAL STATEMENTS

                                     VA1-4

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 2000

                                                                         MFS VARIABLE INSURANCE TRUST
                                         -------------------------------------------------------------------------------------

                                                                   MFS                                               MFS
                                                   MFS           GROWTH             MFS               MFS          CAPITAL
                                                 RESEARCH      WITH INCOME      TOTAL RETURN       UTILITIES    OPPORTUNITIES
ASSETS                                           DIVISION       DIVISION          DIVISION          DIVISION      DIVISION
                                         -------------------------------------------------------------------------------------
Investments in Funds at fair value
     (cost: see below)                       $  20,968,287    $  13,582,596    $  18,680,227    $  15,381,283    $  12,414,620
Dividends receivable                                     -                -                -                -                -
Due from (to) general account                          804              555              757              682              416
                                         -------------------------------------------------------------------------------------
NET ASSETS                                   $  20,969,091    $  13,583,151    $  18,680,984    $  15,381,965    $  12,415,036
                                         =====================================================================================

Unit value                                   $        8.06    $        7.78    $        7.46    $        9.55    $       10.56
                                         =====================================================================================

Units outstanding                                2,602,905        1,745,948        2,503,919        1,611,445        1,176,155
                                         =====================================================================================

Cost of investments                          $  18,486,493    $  12,454,426    $  16,736,530    $  13,447,689    $  11,046,333
                                         =====================================================================================





SEE NOTES TO FINANCIAL STATEMENTS


                                     VA1-5

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

                                                                        VARIABLE INSURANCE PRODUCTS FUND
                                           -----------------------------------------------------------------------------------
                                                    VIP             VIP                                                  VIP
                                                   MONEY          EQUITY-             VIP               VIP             HIGH
                                                   MARKET          INCOME           GROWTH           OVERSEAS          INCOME
                                                  DIVISION        DIVISION         DIVISION          DIVISION         DIVISION
                                           -----------------------------------------------------------------------------------
NET INVESTMENT INCOME (EXPENSE)
Income
   Dividends                                   $   528,068    $    423,928     $      37,207     $      51,852     $   193,696
   Capital gains distributions                           -       1,597,123         3,702,113           326,527               -
Expenses
   Mortality and expense risk charges              112,393         325,945           558,158            46,519          33,866
                                           -----------------------------------------------------------------------------------
Net investment income (expense)                    415,675       1,695,106         3,181,162           331,860         159,830

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
   Net realized gain (loss)                              -          (2,671)        1,302,046            53,966        (185,353)
   Net unrealized appreciation
    (depreciation)
           Beginning of year                             -       1,028,036         8,935,012           923,056        (132,757)

           End of year                                   -       1,310,199           690,076          (180,317)       (750,369)
                                           -----------------------------------------------------------------------------------

   Net change in unrealized appreciation
           (depreciation) during the year                -         282,163        (8,244,936)       (1,103,373)       (617,612)
                                           -----------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
     investments                                         -         279,492        (6,942,890)       (1,049,407)       (802,965)
                                           -----------------------------------------------------------------------------------
Net increase (decrease) in net assets
     from operations                           $   415,675    $  1,974,598     $  (3,761,728)    $    (717,547)    $  (643,135)
                                           ===================================================================================




SEE NOTES TO FINANCIAL STATEMENTS

                                     VA1-6

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
STATEMENT OF OPERATIONS (CONTINUED)
YEAR ENDED DECEMBER 31, 2000

                                                                                                                           MFS
                                                                                                                         VARIABLE
                                                                                                                        INSURANCE
                                                             VARIABLE INSURANCE PRODUCTS FUND II                          TRUST
                                           ----------------------------------------------------------------------    -------------
                                                    VIPII            VIPII            VIPII             VIPII              MFS
                                                  INVESTMENT         ASSET            INDEX            CONTRA-           EMERGING
                                                  GRADE BOND        MANAGER            500               FUND             GROWTH
                                                   DIVISION         DIVISION         DIVISION          DIVISION          DIVISION
                                           ---------------------------------------------------------------------------------------
NET INVESTMENT INCOME (EXPENSE)
Income
   Dividends                                   $     285,524     $   230,746     $     433,570    $       73,597    $            -
   Capital gains distributions                             -         543,623           189,524         2,671,574         1,533,459
Expenses
   Mortality and expense risk charges                 53,942         104,902           484,630           349,068           289,381
                                           ---------------------------------------------------------------------------------------
Net investment income (expense)                      231,582         669,467           138,464         2,396,103         1,244,078

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS
   Net realized gain (loss)                          (28,775)        (42,184)        1,164,727           387,593         1,110,708
   Net unrealized appreciation
    (depreciation)
            Beginning of year                       (112,329)        553,164         8,956,615         4,399,909        11,694,836

            End of year                               66,924        (398,806)        3,850,338           315,117         4,863,431
                                           ---------------------------------------------------------------------------------------

   Net change in unrealized appreciation
     (depreciation) during the year                  179,253        (951,970)       (5,106,277)       (4,084,792)       (6,831,405)
                                           ---------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
   investments                                       150,478        (994,154)       (3,941,550)       (3,697,199)       (5,720,697)
                                           ---------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                            $      382,060    $   (324,687)   $   (3,803,086)   $   (1,301,096)   $   (4,476,619)
                                           =======================================================================================




SEE NOTES TO FINANCIAL STATEMENTS

                                     VA1-7

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
STATEMENT OF OPERATIONS (CONTINUED)
YEAR ENDED DECEMBER 31, 2000

                                                                               MFS VARIABLE INSURANCE TRUST
                                             -------------------------------------------------------------------------------------
                                                                       MFS              MFS                               MFS
                                                     MFS              GROWTH           TOTAL           MFS              CAPITAL
                                                  RESEARCH         WITH INCOME        RETURN        UTILITIES        OPPORTUNITIES
                                                  DIVISION           DIVISION        DIVISION        DIVISION           DIVISION
                                             -------------------------------------------------------------------------------------
NET INVESTMENT INCOME (EXPENSE)
Income
    Dividends                                    $       8,584     $    65,451     $     410,861    $    144,223     $           -
    Capital gains distributions                      1,473,480         118,847           395,623       1,087,248           996,805
Expenses
    Mortality and expense risk charges                 344,332         275,471           245,132         182,985           175,750
                                             -------------------------------------------------------------------------------------

Net investment income (expense)                      1,137,732         (91,173)          561,352       1,048,486           821,055

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS
    Net realized gain (loss)                           604,482         321,861           198,592         136,322           238,373
    Net unrealized appreciation
     (depreciation)
          Beginning of year                          5,042,578       1,515,078           273,504       2,452,662         3,040,120

          End of year                                2,481,794       1,128,170         1,943,697       1,933,594         1,368,287
                                             -------------------------------------------------------------------------------------
     Net change in unrealized appreciation
          (depreciation) during the year            (2,560,784)       (386,908)        1,670,193        (519,068)       (1,671,833)
                                             -------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
    investments                                     (1,956,302)        (65,047)        1,868,785        (382,746)       (1,433,460)
                                             -------------------------------------------------------------------------------------
Net increase (decrease) in net assets
    from operations                              $    (818,570)    $  (156,220)    $   2,430,137    $    665,740     $    (612,405)
                                             =====================================================================================




SEE NOTES TO FINANCIAL STATEMENTS

                                     VA1-8

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
STATEMENT OF CHANGES IN NET ASSETS


                                                                         VARIABLE INSURANCE PRODUCTS FUND
                                          ----------------------------------------------------------------------------------------
                                                    VIP               VIP                                                   VIP
                                                   MONEY            EQUITY-             VIP               VIP              HIGH
                                                   MARKET            INCOME            GROWTH           OVERSEAS          INCOME
                                                  DIVISION          DIVISION          DIVISION          DIVISION         DIVISION
                                          ----------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2000
CHANGE IN NET ASSETS
FROM OPERATIONS:
       Net investment income (expense)        $     415,675     $   1,695,106     $   3,181,162     $     331,860     $    159,830
       Net realized gain (loss) on                        -            (2,671)        1,302,046            53,966         (185,353)
        investments
       Net change in unrealized
        appreciation (depreciation)
        on investments                                    -           282,163        (8,244,936)       (1,103,373)        (617,612)
                                          ----------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
      operations                                    415,675         1,974,598        (3,761,728)         (717,547)        (643,135)
FROM CONTRACT RELATED TRANSACTIONS:
       Net contract purchase payments             2,025,995         1,255,636         3,423,918           322,217          120,186
       Withdrawals                               (1,923,908)       (1,832,217)       (3,684,474)         (278,903)        (293,604)
       Transfers between Separate Account
           VA-1 divisions, net                   (6,113,054)       (1,002,882)        2,005,244           217,762         (112,643)
                                          ----------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
       contract related transactions             (6,010,967)       (1,579,463)        1,744,688           261,076         (286,061)
                                          ----------------------------------------------------------------------------------------
Net increase (decrease) in net assets            (5,595,292)          395,135        (2,017,040)         (456,471)        (929,196)
Net assets, beginning of year                    13,329,221        25,259,716        34,154,212         3,633,911        2,892,390
                                          ----------------------------------------------------------------------------------------
Net assets, end of year                       $   7,733,929     $  25,654,851     $  32,137,172    $    3,177,440     $  1,963,194
                                          ========================================================================================

YEAR ENDED DECEMBER 31, 1999
CHANGE IN NET ASSETS
FROM OPERATIONS:
       Net investment income (expense)        $     387,970     $     666,961     $   1,737,917     $      61,280     $    234,596
       Net realized gain (loss) on                        -           176,490           211,816             5,202         (141,543)
        investments
       Net change in unrealized
        appreciation (depreciation)
        on investments                                    -          (155,078)        5,917,216           867,018          101,485
                                          ----------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
       operations                                   387,970           688,373         7,866,949           933,500          194,538
FROM CONTRACT RELATED TRANSACTIONS:
       Net contract purchase payments             6,161,620         5,939,634         8,496,487           361,794          483,012
       Withdrawals                                 (403,806)       (1,415,140)         (997,367)         (158,652)        (176,331)
       Transfers between Separate Account
           VA-1 divisions, net                   (1,550,541)          (81,381)        1,260,351           118,843         (375,225)
                                          ----------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
       contract related transactions              4,207,273         4,443,113         8,759,471           321,985          (68,544)
                                          ----------------------------------------------------------------------------------------
Net increase (decrease) in net assets             4,595,243         5,131,486        16,626,420         1,255,485          125,994
Net assets, beginning of year                     8,733,978        20,128,230        17,527,792         2,378,426        2,766,396
                                          ----------------------------------------------------------------------------------------
Net assets, end of year                       $  13,329,221     $  25,259,716     $  34,154,212     $   3,633,911     $  2,892,390
                                          ========================================================================================





SEE NOTES TO FINANCIAL STATEMENTS

                                     VA1-9

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)


                                                                                                                          MFS
                                                                                                                        VARIABLE
                                                                                                                       INSURANCE
                                                              VARIABLE INSURANCE PRODUCTS FUND II                        TRUST
                                         ----------------------------------------------------------------------     -------------
                                                  VIPII             VIPII            VIPII             VIPII              MFS
                                                INVESTMENT          ASSET            INDEX            CONTRA-           EMERGING
                                                GRADE BOND         MANAGER            500               FUND             GROWTH
                                                 DIVISION         DIVISION          DIVISION          DIVISION          DIVISION
                                         ----------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2000
CHANGE IN NET ASSETS
FROM OPERATIONS:
        Net investment income (expense)      $     231,582     $    669,467     $     138,464     $   2,396,103     $   1,244,078
        Net realized gain (loss) on                (28,775)         (42,184)        1,164,727           387,593         1,110,708
         investments
        Net change in unrealized
         appreciation (depreciation)
         on investments                            179,253         (951,970)       (5,106,277)       (4,084,792)       (6,831,405)
                                         ----------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                                   382,060         (324,687)       (3,803,086)       (1,301,096)       (4,476,619)
FROM CONTRACT RELATED TRANSACTIONS:
        Net contract purchase payments             161,012          631,334         3,645,883         2,233,641         2,435,376
        Withdrawals                               (301,937)        (420,601)       (3,382,551)       (1,739,414)       (2,110,863)
        Transfers between Separate
         Account VA-1 divisions, net              (219,458)         (49,214)         (409,388)          787,488         2,362,112
                                         ----------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from contract related transactions               (360,383)         161,519          (146,056)        1,281,715         2,686,625
                                         ----------------------------------------------------------------------------------------
Net increase (decrease) in net assets               21,677         (163,168)       (3,949,142)          (19,381)       (1,789,994)
Net assets, beginning of year                    4,204,787        7,208,597        42,420,740        20,134,109        25,332,697
                                         ----------------------------------------------------------------------------------------
Net assets, end of year                      $   4,226,464     $  7,045,429     $  38,471,598     $  20,114,728     $  23,542,703
                                         ========================================================================================
YEAR ENDED DECEMBER 31, 1999
CHANGE IN NET ASSETS
FROM OPERATIONS:
        Net investment income (expense)      $     135,369     $    330,617     $     (13,978)    $     296,625     $    (205,655)
        Net realized gain (loss) on                 (6,167)           2,023           473,358           199,923           307,184
         investments
        Net change in unrealized
         appreciation (depreciation)
         on investments                           (215,545)         232,069         5,143,061         2,577,362         9,647,183
                                         ----------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                                   (86,343)         564,709         5,602,441         3,073,910         9,748,712
FROM CONTRACT RELATED TRANSACTIONS:
        Net contract purchase payments           1,044,185        1,579,419        12,171,546         5,996,698         4,087,052
        Withdrawals                               (194,643)        (357,559)       (1,626,431)         (632,746)         (619,611)
        Transfers between Separate
         Account VA-1 divisions, net                33,482          (23,131)          252,623          (122,418)          125,053
                                         ----------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from contract related transactions                883,024        1,198,729        10,797,738         5,241,534         3,592,494
                                         ----------------------------------------------------------------------------------------
Net increase (decrease) in net assets              796,681        1,763,438        16,400,179         8,315,444        13,341,206
Net assets, beginning of year                    3,408,106        5,445,159        26,020,561        11,818,665        11,991,491
                                         ----------------------------------------------------------------------------------------
Net assets, end of year                      $   4,204,787     $  7,208,597     $  42,420,740     $  20,134,109     $  25,332,697
                                         ========================================================================================

SEE NOTES TO FINANCIAL STATEMENTS

                                     VA1-10

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)


                                                                          MFS VARIABLE INSURANCE TRUST
                                         ----------------------------------------------------------------------------------------
                                                                   MFS               MFS                                 MFS
                                                   MFS           GROWTH             TOTAL              MFS             CAPITAL
                                                 RESEARCH      WITH INCOME          RETURN          UTILITIES       OPPORTUNITIES
                                                 DIVISION       DIVISION           DIVISION          DIVISION         DIVISION
                                         ----------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2000
CHANGE IN NET ASSETS
FROM OPERATIONS:
   Net investment income (expense)           $   1,137,732     $    (91,173)    $     561,352     $   1,048,486     $     821,055
   Net realized gain (loss)  on                    604,482          321,861           198,592           136,322           238,373
    investments
   Net change in unrealized appreciation
      (depreciation) on investments             (2,560,784)        (386,908)        1,670,193          (519,068)       (1,671,833)
                                         ----------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                                  (818,570)        (156,220)        2,430,137           665,740          (612,405)
FROM CONTRACT RELATED TRANSACTIONS:
   Net contract purchase payments                1,499,068          845,193           499,029         1,787,654         1,855,732
   Withdrawals                                  (1,865,438)      (1,001,697)       (1,213,923)         (970,275)         (875,326)
   Transfers between Separate Account
      VA-1 divisions, net                          754,743         (889,030)         (910,080)        1,609,927         2,243,183
                                         ----------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from contract related transactions                388,373       (1,045,534)       (1,624,974)        2,427,306         3,223,589
                                         ----------------------------------------------------------------------------------------
Net increase (decrease) in net assets             (430,197)      (1,201,754)          805,163         3,093,046         2,611,184
Net assets, beginning of year                   21,399,288       14,784,905        17,875,821        12,288,919         9,803,852
                                         ----------------------------------------------------------------------------------------
Net assets, end of year                      $  20,969,091     $ 13,583,151     $  18,680,984     $  15,381,965     $  12,415,036
                                         ========================================================================================
YEAR ENDED DECEMBER 31, 1999
CHANGE IN NET ASSETS
FROM OPERATIONS:
   Net investment income (expense)           $     (41,930)    $    (93,742)    $     634,819     $     453,189     $     (75,116)
   Net realized gain (loss) on                     386,598          250,078           186,241           165,818           278,487
    investments
   Net change in unrealized appreciation
      (depreciation) on investments              3,250,814          422,518          (697,334)        1,952,089         2,535,759
                                         ----------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                                 3,595,482          578,854           123,726         2,571,096         2,739,130
FROM CONTRACT RELATED TRANSACTIONS:
   Net contract purchase payments                4,061,296        4,875,355         4,482,659         3,624,544         2,414,391
   Withdrawals                                  (1,005,043)        (630,995)       (1,184,152)         (617,060)         (455,798)
    Transfers between Separate Account
         VA-1 divisions, net                      (638,285)         (89,377)         (294,661)          349,318           375,655
                                         ----------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from contract related transactions              2,417,968        4,154,983         3,003,846         3,356,802         2,334,248
                                         ----------------------------------------------------------------------------------------
Net increase (decrease) in net assets            6,013,450        4,733,837         3,127,572         5,927,898         5,073,378
Net assets, beginning of year                   15,385,838       10,051,068        14,748,249         6,361,021         4,730,474
                                         ----------------------------------------------------------------------------------------
Net assets, end of year                      $  21,399,288     $ 14,784,905     $  17,875,821     $  12,288,919     $   9,803,852
                                         ========================================================================================

SEE NOTES TO FINANCIAL STATEMENTS

                                     VA1-11

   THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
   SEPARATE ACCOUNT VA-1
   NOTES TO FINANCIAL STATEMENTS
   DECEMBER 31, 2000

   1. NATURE OF OPERATIONS

      The American Franklin Life Insurance Company (American Franklin) is a wholly-owned subsidiary of The Franklin Life Insurance Company. American Franklin established Separate Account VA-1 (Account) as a unit investment trust registered under the Investment Company Act of 1940. The Account, which consists of fifteen investment divisions, was established on May 22, 1996 in conformity with Illinois Insurance Law. The assets in each division are invested in units of beneficial interest (shares) of a designated portfolio (Portfolio) of three mutual funds, sponsored by Fidelity Investments (Variable Insurance Products Fund and Variable Insurance Products Fund II) and MFS Investment Management (MFS Variable Insurance Trust) (collectively, the Funds). The VIP Money Market, VIP Equity-Income, VIP Growth, VIP Overseas, and VIP High Income Divisions of the Account are invested in shares of a corresponding Portfolio of Variable Insurance Products Fund; the VIPII Investment Grade Bond, VIPII Asset Manager, VIPII Index 500, and VIPII Contrafund Divisions of the Account are invested in shares of a corresponding Portfolio of Variable Insurance Products Fund II; and the MFS Emerging Growth, MFS Research, MFS Growth With Income, MFS Total Return, MFS Utilities, and MFS Capital Opportunities Divisions of the Account are invested in shares of a corresponding Portfolio of MFS Variable Insurance Trust. The Account's financial statements should be read in conjunction with the financial statements of the Funds. The Account commenced operations on February 28, 1997. The accumulation unit value for each division was $5 at the inception of the account.

      The Account was established by American Franklin to support the operations of American Franklin's The Chairman(TM) Combination Fixed and Variable Annuity Contracts (the Contracts).

      Franklin Financial Services Corporation, a wholly-owned subsidiary of The Franklin Life Insurance Company, acts as the principal underwriter, as defined in the Investment Company Act of 1940, of the Contracts. The assets of the Account are the property of American Franklin. The portion of the Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other American Franklin business.

      The net assets of the Account may not be less than the reserves applicable to the Contracts. Assets may also be set aside in American Franklin's General Account based on the amounts allocated under the Contracts to American Franklin's Fixed Account. Additional assets are set aside in American Franklin's General Account to provide for other contract benefits.

   2. SIGNIFICANT ACCOUNTING POLICIES

      Investments in shares of the Funds are carried at fair value. Investments in shares of the Funds are valued at the net asset values of the respective Portfolios of the Funds. Investment transactions are recorded on the trade date. Dividends are recorded on the ex-dividend date. Realized gains and losses on sales of the Account shares are determined on the specific identification method.

      The operations of the Account are included in the federal income tax return of American Franklin. Under the provisions of the Contracts, American Franklin has the right to charge the Account for federal income tax attributable to the Account, however, no charge is currently being made against the Account for such tax since, under current tax law, American Franklin pays no tax on investment income and capital gains of the Account. American Franklin retains the right to charge for any federal income tax incurred which is attributable to the Account if the law is changed. Charges for state and local taxes, if any, attributable to the Account may also be made.

                                     VA1-12

 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
 SEPARATE ACCOUNT VA-1
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)
 DECEMBER 31, 2000

 3.   CONTRACT CHARGES

      Certain jurisdictions require deductions from premium payments for premium taxes. The amount of such deductions varies and may be up to 5% of the premium or purchase payment. Other jurisdictions assess a premium tax at the point of annuitization. The balance of a purchase payment remaining after any such deduction is placed by American Franklin in an account established for each contractowner. Each year American Franklin charges $30 against each contractowner's account for administrative expenses.
      This annual fee is currently waived if cumulative purchase payments are at least $75,000. In addition, American Franklin charges for a transfer between investment divisions in any contract year in which twelve transfers have already been made ($25 for each additional transfer in a given contract year). American Franklin assumes mortality and expense risks related to the operations of the Account and deducts a charge from the assets of the Account at an effective annual rate of 1.40% of the Account's average daily net asset value to cover these risks and to offset other administrative expenses not covered by the annual contract fee. The total charges paid by the Account to American Franklin were $3,632,000 and $2,885,000 for the years ended December 31, 2000 and 1999, respectively.

      American Franklin imposes a surrender charge on the amount of each purchase payment withdrawn during the first seven years after receipt, unless the withdrawal is exempt from the surrender charge. The maximum surrender charge is 6% of purchase payments withdrawn during the first two years after receipt; the percentage declines ratably until elimination after the seventh year.

                                     VA1-13

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4.   SUMMARY OF UNIT VALUES AND CHANGES IN OUTSTANDING UNITS

     Unit value information and a summary of changes in outstanding units is shown below:


                                                                  VARIABLE INSURANCE PRODUCTS FUND
                                          -----------------------------------------------------------------------------
                                                   VIP               VIP                                         VIP
                                                  MONEY            EQUITY-             VIP           VIP         HIGH
                                                 MARKET             INCOME           GROWTH        OVERSEAS     INCOME
YEAR ENDED DECEMBER 31, 2000                    DIVISION           DIVISION         DIVISION       DIVISION    DIVISION
                                          -----------------------------------------------------------------------------
Unit value, beginning of year                    $      5.54        $     6.96       $    10.66    $   8.46    $   5.91
                                          =============================================================================
Unit value, end of year                          $      5.81        $     7.54       $     9.57    $   6.90    $   4.51
                                          =============================================================================

Number of units outstanding,
  beginning of year                                2,405,743         3,628,549        3,203,599     429,458     489,147

Net contract purchase payments                       358,735           182,474          316,972      39,075      20,934

Withdrawals                                         (340,808)         (261,255)        (342,187)    (34,590)    (53,281)

Transfers between Separate Account
 VA-1 divisions, net                              (1,092,414)         (145,661)         178,751      26,376     (21,382)
                                          -----------------------------------------------------------------------------
Number of units outstanding,
    end of year                                    1,331,256         3,404,107        3,357,135     460,319     435,418
                                          =============================================================================

YEAR ENDED DECEMBER 31, 1999
Unit value, beginning of year                    $      5.34        $     6.73       $     7.94    $   6.20    $   5.54
                                          =============================================================================
Unit value, end of year                          $      5.54        $     6.96       $    10.66    $   8.46    $   5.91
                                          =============================================================================
 Number of units outstanding,
  beginning of year                                1,634,822         2,991,972        2,207,408     383,712     499,418

Net contract purchase payments                     1,138,347           847,264          972,450      54,281      83,357

Withdrawals                                          (74,314)         (200,988)        (112,513)    (23,786)    (29,801)

Transfers between Separate Account
  VA-1's Divisions, net                             (293,112)           (9,699)         136,254      15,251     (63,827)
                                          -----------------------------------------------------------------------------
Number of units outstanding,
    end of year                                    2,405,743         3,628,549        3,203,599     429,458     489,147
                                          =============================================================================

                                     VA1-14

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4.   SUMMARY OF UNIT VALUES AND CHANGES IN OUTSTANDING UNITS (continued)

     Unit value information and a summary of changes in outstanding units is shown below:

                                                                                                                   MFS
                                                                                                                 VARIABLE
                                                                                                                INSURANCE
                                                             VARIABLE INSURANCE PRODUCTS FUND II                  TRUST
                                          ---------------------------------------------------------------------------------
                                                  VIPII             VIPII             VIPII          VIPII         MFS
                                               INVESTMENT           ASSET             INDEX         CONTRA-      EMERGING
                                               GRADE BOND          MANAGER             500            FUND        GROWTH
YEAR ENDED DECEMBER 31, 2000                    DIVISION           DIVISION         DIVISION        DIVISION     DIVISION
                                          ---------------------------------------------------------------------------------
Unit value, beginning of year                       $   5.58        $     7.23       $     9.43    $     9.15    $    12.41
                                          =================================================================================
Unit value, end of year                             $   6.12        $     6.92       $     8.55    $     8.61    $    10.46
                                          =================================================================================
Number of units outstanding,
  beginning of year                                  753,885           996,623        4,500,014     2,199,553     2,040,810

Net contract purchase payments                        28,098            87,768          393,801       243,903       192,315

Withdrawals                                          (52,451)          (59,015)        (364,174)     (188,828)     (167,094)

Transfers between Separate Account
    VA-1 divisions, net                              (38,602)           (7,698)         (32,217)       81,243       183,879
                                          ---------------------------------------------------------------------------------
Number of units outstanding,
   end of year                                       690,930         1,017,678        4,497,424     2,335,871     2,249,910
                                          =================================================================================

YEAR ENDED DECEMBER 31, 1999
Unit value, beginning of year                       $   5.70        $     6.64       $     8.07    $     7.62    $     7.48
                                          =================================================================================
Unit value, end of year                             $   5.58        $     7.23       $     9.43    $     9.15    $    12.41
                                          =================================================================================
Number of units outstanding,
  beginning of year                                  598,142           820,384        3,224,829     1,551,801     1,603,087

Net contract purchase payments                       184,940           232,264        1,432,920       740,828       499,530

Withdrawals                                          (34,631)          (52,447)        (189,173)      (77,427)      (74,352)

Transfers between Separate Account
  VA-1's Divisions, net                                5,434            (3,578)          31,438       (15,649)       12,545
                                          ---------------------------------------------------------------------------------
Number of units outstanding,
    end of year                                      753,885           996,623        4,500,014     2,199,553     2,040,810
                                          =================================================================================

                                     VA1-15

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4.   SUMMARY OF UNIT VALUES AND CHANGES IN OUTSTANDING UNITS (continued)

     Unit value information and a summary of changes in outstanding units is shown below:


                                                                 MFS VARIABLE INSURANCE TRUST
                                         -------------------------------------------------------------------------
                                                              MFS            MFS                          MFS
                                                MFS          GROWTH         TOTAL          MFS          CAPITAL
                                             RESEARCH     WITH INCOME      RETURN       UTILITIES    OPPORTUNITIES
YEAR ENDED DECEMBER 31, 2000                 DIVISION       DIVISION      DIVISION      DIVISION        DIVISION
                                         -------------------------------------------------------------------------
Unit value, beginning of year               $     8.37     $     7.83    $     6.48    $     9.05       $    10.86
                                         =========================================================================
Unit value, end of year                     $     8.06     $     7.78    $     7.46    $     9.55       $    10.56
                                         =========================================================================
Number of units outstanding,
  beginning of year                          2,556,910      1,889,006     2,758,393     1,358,316          903,043

Net contract purchase payments                 170,112        109,215        74,956       185,322          157,315

Withdrawals                                   (209,569)      (127,663)     (178,864)     (101,171)         (73,801)

Transfers between Separate Account
    VA-1 divisions, net                         85,452       (124,610)     (150,566)      168,978          189,598
                                         -------------------------------------------------------------------------
Number of units outstanding,
   end of year                               2,602,905      1,745,948     2,503,919     1,611,445        1,176,155
                                         =========================================================================
YEAR ENDED DECEMBER 31, 1999
Unit value, beginning of year               $     6.95     $     7.51    $     6.43    $     7.04       $     7.59
                                         =========================================================================
Unit value, end of year                     $     8.37     $     7.83    $     6.48    $     9.05       $    10.86
                                         =========================================================================
Number of units outstanding,
  beginning of year                          2,214,458      1,338,496     2,294,198       903,586          623,561

Net contract purchase payments                 568,876        646,798       693,249       493,730          284,000

Withdrawals                                   (137,471)       (83,238)     (181,718)      (81,406)         (51,712)

Transfers between Separate Account
  VA-1 Divisions, net                          (88,953)       (13,050)      (47,336)       42,406           47,194
                                         -------------------------------------------------------------------------
Number of units outstanding,
    end of year                              2,556,910      1,889,006     2,758,393     1,358,316          903,043
                                         =========================================================================

                                     VA1-16

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


5.   REMUNERATION OF MANAGEMENT

     The Account incurs no liability or expense for payments to directors, members of advisory boards, officers or any other person who might provide a service for the Account, except as described in Note 3.

                                     VA1-17

                        REPORT OF INDEPENDENT AUDITORS

                      ___________________________________



Board of Directors
 and Shareholder
The American Franklin Life Insurance Company

We have audited the accompanying balance sheet of The American Franklin Life Insurance Company, (the Company), a wholly-owned subsidiary of The Franklin Life Insurance Company, which is an indirect wholly-owned subsidiary of American General Corporation, as of December 31, 2000 and 1999, and the related statements of operations, shareholder's equity, comprehensive income (loss), and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The American Franklin Life Insurance Company at December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States.


                                                /s/  ERNST & YOUNG LLP
                                                --------------------------------
                                                     Ernst & Young LLP


Chicago, Illinois
February 2, 2001, except for Note 12, as to which the date is March 11, 2001

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                            STATEMENT OF OPERATIONS
                                 (In thousands)


                                                              FOR THE YEARS ENDED DECEMBER 31
                                                             2000           1999           1998
                                                       --------------------------------------------
Revenues
 Premiums and other considerations                      $    20,443    $    10,087    $     7,725
 Net investment income                                        2,533          2,541          2,419
 Realized investment gains (losses)                              (2)            21             47
 Other revenues                                              38,414         32,418         18,678
                                                        -----------    -----------    -----------
    Total revenues                                           61,388         45,067         28,869

Benefits and expenses
 Insurance and annuity benefits                              25,725          9,040          4,889
 Operating costs and expenses                                19,979         21,524         15,910
 Commissions and allowances                                  30,492         28,533         27,695
 Change in deferred policy acquisition costs and
  cost of insurance purchased                               (16,371)       (16,871)       (20,354)

 Litigation settlement                                            -              -          8,064
                                                        -----------    -----------    -----------
   Total benefits and expenses                               59,825         42,226         36,204
                                                        -----------    -----------    -----------
Income (loss) before income taxes                             1,563          2,841         (7,335)

Income tax expense (benefit)
 Current                                                     (1,090)        (1,449)        (1,247)
 Deferred                                                     1,177          1,358         (2,270)
                                                        -----------    -----------    -----------
   Total income tax expense (benefit)                            87            (91)        (3,517)
                                                        -----------    -----------    -----------
Net income (loss)                                       $     1,476    $     2,932    $    (3,818)
                                                        ===========    ===========    ===========


                       See Notes to Financial Statements.

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                                 BALANCE SHEET
                       (In thousands, except share data)


                                                                                   AT DECEMBER 31
                              ASSETS                                             2000          1999
                                                                           ----------------------------
Investments
 Fixed maturity securities (amortized cost: $14,730; $15,746)               $    15,120   $    15,852
 Policy loans                                                                    25,480        17,037
 Short-term investments                                                           3,430         6,733
                                                                            -----------   -----------
    Total investments                                                            44,030        39,622

Cash                                                                              1,732        13,552
Accrued investment income                                                           305           338
Amounts recoverable from reinsurers                                              18,242        10,875
Deferred policy acquisition costs                                                87,598        70,989
Cost of insurance purchased                                                       7,367         7,884
Insurance premiums due                                                              700           795
Other assets                                                                      1,320         1,519
Assets held in separate accounts                                                656,298       644,899
                                                                            -----------   -----------
    Total assets                                                            $   817,592   $   790,473
                                                                            ===========   ===========




                               LIABILITIES
Insurance and annuity liabilities
 Policy reserves, contract claims and other policyholders' funds            $    19,467    $     9,804
 Universal life contracts                                                        47,005         40,493
 Annuity contracts                                                                7,074          7,246
 Unearned revenue                                                                11,646         10,127

Income tax liabilities
 Current                                                                            451         (2,565)
 Deferred                                                                        (2,109)        (3,288)
Accrued expenses and other liabilities                                            2,263         17,237
Liabilities related to separate accounts                                        656,298        644,899
                                                                            -----------    -----------
    Total liabilities                                                           742,095        723,953

                            SHAREHOLDER'S EQUITY

Common stock ($5 par value; 500,000 shares authorized,
 Issued and outstanding)                                                          2,500          2,500
Paid-in capital                                                                  70,937         63,437
Accumulated other comprehensive income                                               93             92
Retained earnings                                                                 1,967            491
                                                                            -----------    -----------
    Total shareholder's equity                                                   75,497         66,520
                                                                            -----------    -----------
    Total liabilities and shareholder's equity                              $   817,592    $   790,473
                                                                            ===========    ===========



                       See Notes to Financial Statements.

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                       STATEMENT OF SHAREHOLDER'S EQUITY
                                 (In thousands)


                                                                    FOR THE YEARS ENDED DECEMBER 31
                                                                    2000          1999          1998
                                                               -----------------------------------------
Common stock, balance at beginning and end of year              $    2,500    $    2,500    $    2,500
                                                                ----------    ----------    ----------
Paid-in capital
 Balance at beginning of year                                       63,437        51,437        25,373
 Capital contribution                                                7,500        12,000        26,064
                                                                ----------    ----------    ----------
 Balance at end of year                                             70,937        63,437        51,437
                                                                ----------    ----------    ----------
Retained earnings (deficit)
 Balance at beginning of year                                          491        (2,441)        1,377
 Net income (loss)                                                   1,476         2,932        (3,818)
                                                                ----------    ----------    ----------
 Balance at end of year                                              1,967           491        (2,441)
                                                                ----------    ----------    ----------
Accumulated other comprehensive income
 Balance at beginning of year                                           92           430           398
 Change during the year                                                  2          (520)           49
 Amounts applicable to deferred federal income taxes                    (1)          182           (17)
                                                                ----------    ----------    ----------
 Balance at end of year                                                 93            92           430
                                                                ----------    ----------    ----------
Total shareholder's equity at end of year                       $   75,497    $   66,520    $   51,926
                                                                ==========    ==========    ==========



                    STATEMENT OF COMPREHENSIVE INCOME (LOSS)
                                 (In thousands)

                                                                     FOR THE YEARS ENDED DECEMBER 31
                                                                     2000         1999          1998
                                                                ---------------------------------------
Net income (loss)                                               $   1,476    $   2,932    $   (3,818)
Other comprehensive income (loss)
 Gross change in unrealized gains (losses) on
  securities (pretax: $-; $(499); $96)                                  -         (324)           63
 Less: gains (losses) realized in net income
  (pretax: $(2); $21; $47)                                             (1)          14            31
                                                                ---------    ----------   ----------
   Change in net unrealized gains (losses) on
    securities (pretax: $2; $(520); $49)                                1         (338)           32
                                                                ---------    ----------   ----------
      Comprehensive income (loss)                               $   1,477    $   2,594    $   (3,786)
                                                                =========    =========    ==========



                       See Notes to Financial Statements.

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                            STATEMENT OF CASH FLOWS
                                 (In thousands)


                                                                  FOR THE YEARS ENDED DECEMBER 31
                                                                2000            1999            1998
                                                          ----------------------------------------------
Operating activities
  Net income (loss)                                        $     1,476    $      2,932    $     (3,818)
  Reconciling adjustments to net cash used for operating
   activities
    Charges on universal life contracts, net of
     interest credited                                         (32,052)        (28,863)        (21,569)

    Change in other assets and liabilities                     (17,880)         (7,621)         11,343
    Deferred policy acquisition costs and cost of
     insurance purchased                                       (16,371)        (16,871)        (20,354)

    Policy reserves, claims and other policyholders'
     funds                                                      10,853          (2,994)         12,783

    Realized investment (gains) losses                               2             (21)            (47)
                                                           -----------    ------------    ------------
      Net cash used for operating activities                   (53,972)        (53,438)        (21,662)
                                                           -----------    ------------    ------------
Investing activities
    Investment purchases
      Available-for-sale                                          (845)        (30,018)        (26,271)
      Other                                                     (8,443)         (4,721)         (5,794)
    Investment calls, maturities and sales
      Available-for-sale                                         1,916          45,751          16,568
      Other                                                          -              55             504
    Net (increase) decrease in short term investments            3,303          (6,733)              -
                                                           -----------    ------------    ------------
        Net cash provided by (used for) investing
         activities                                             (4,069)          4,334         (14,993)
                                                           -----------    ------------    ------------
Financing activities
    Policyholder account deposits                              136,034         167,565         191,502
    Policyholder account withdrawals                           (97,313)       (131,120)       (173,049)
    Proceeds from intercompany borrowings                            -               -          18,896
    Repayments of intercompany borrowings                            -               -         (18,896)
    Capital contribution                                         7,500          12,000          26,064
                                                           -----------    ------------    ------------
     Net cash provided by financing activities                  46,221          48,445          44,517
                                                           -----------    ------------    ------------
Net increase (decrease) in cash                                (11,820)           (659)          7,862
Cash at beginning of year                                       13,552          14,211           6,349
                                                           -----------    ------------    ------------
Cash at end of year                                        $     1,732    $     13,552    $     14,211
                                                           ===========    ============    ============



                      See Notes to Financial Statements.

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS



1.   SIGNIFICANT ACCOUNTING POLICIES


1.1  Nature of Operations

     The American Franklin Life Insurance Company (AMFLIC), headquartered in Springfield, Illinois, sells and services variable universal life, variable annuity and universal life insurance products to the middle income market, in all states except Maine, New Hampshire, New York and Vermont.

1.2  Preparation of Financial Statements

     The financial statements have been prepared in accordance with accounting principles generally accepted in the United States (GAAP) and include the accounts of AMFLIC, a wholly owned subsidiary of The Franklin Life Insurance Company (FLIC) whose ultimate parent is American General Corporation (American General).

     Management must make estimates and assumptions that affect amounts reported in the financial statements and in disclosures of contingent assets and liabilities. Ultimate results could differ from our estimates.

1.3  Investments

     Fixed Maturity Securities. All fixed maturity securities were classified as available-for-sale and reported at fair value. We adjust related balance sheet accounts as if the unrealized gains (losses) had been realized and record the net adjustment in accumulated other comprehensive income (loss) in shareholder's equity. If the fair value of a security classified as available-for-sale declines below its cost and we consider the decline to be other than temporary, we reduce the security's amortized cost to its fair value and recognize a realized loss.

     Policy Loans.  Policy loans are reported at unpaid principal balance.

     Short-term Investments. Short-term investments include investments with maturities of less than one year at the date of acquisition and are carried at amortized cost, which approximates fair value.

     Investment Income. Interest on fixed maturity securities and policy loans is recorded as income when earned and is adjusted for any amortization of premium or discount, as appropriate.

     Realized Investment Gains (Losses). We recognize realized investment gains (losses) using the specific identification method.


1.4  Separate Accounts

     Separate accounts are assets and liabilities associated with certain contracts, principally variable universal life and annuities, for which the investment risk lies predominantly with the contract holder. The liability for these accounts equals the value of the account assets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to separate accounts are excluded from the statement of operations. Assets held in separate accounts are primarily shares in mutual funds, which are carried at fair value, based on the quoted net asset value per share.

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

1.5  Deferred Policy Acquisition Costs (DPAC)

     Certain costs of writing an insurance policy, including commissions, underwriting, and marketing expenses, are deferred and reported as DPAC.

     DPAC associated with interest-sensitive life insurance contracts and insurance investment contracts is charged to expense in relation to the estimated gross profits of those contracts. If our estimate of future gross profits changes significantly, we recalculate DPAC balances using the new assumptions. Any resulting adjustment is included in current earnings as an adjustment to DPAC amortization. DPAC associated with all other insurance contracts is charged to expense over the premium-paying period or as the premiums are earned over the life of the contract. Interest is accreted on the unamortized balance of DPAC at rates used to compute policyholder reserves.

     DPAC also is adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment is included in accumulated other comprehensive income (loss) in shareholder's equity.

     We review the carrying amount of DPAC on at least an annual basis. We consider estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses to determine whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

1.6  Cost of Insurance Purchased (CIP)

     The cost assigned to AMFLIC insurance contracts in force at January 31, 1995, the date of American General's acquisition of FLIC and AMFLIC, is reported as CIP. Interest is accreted on the unamortized balance of CIP at rates of 6% to 8.5%. CIP is charged to expense, including adjustments for revised assumptions, and adjusted for the impact of net unrealized gains (losses) on securities in the same manner as DPAC. We review the carrying amount of CIP on at least an annual basis using the same methods used to evaluate DPAC.

1.7  Insurance and Annuity Liabilities

     Substantially all of AMFLIC's insurance and annuity liabilities relate to long-duration contracts. AMFLIC normally cannot change or cancel these contracts.

     For interest-sensitive life and insurance investment contracts, reserves equal the sum of the policy account balance and deferred revenue charges. Reserves for other contracts are based on our estimates of the cost of future policy benefits, using the net level premium method. Interest assumptions used to compute reserves ranged from 3% to 5.5% at December 31, 2000.

1.8  Premium Recognition

     Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenues. Revenues for these contracts consist of mortality, expense, and surrender charges. Policy charges that compensate AMFLIC for future services are deferred and recognized over the period earned, using the same assumptions used to amortize DPAC. For all other contracts, premiums are recognized when due.

1.9  Reinsurance

     AMFLIC limits its exposure to loss on any individual life to $100,000 by ceding additional risks through reinsurance contracts with other insurers, including FLIC. If a reinsurer is not able to meet its obligations, AMFLIC remains liable.

     AMFLIC records a receivable for the portion of benefits paid and insurance liabilities that have been reinsured. The cost of reinsurance is recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)


1.10 Income Taxes

     Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, using the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

1.11 Future Accounting Change

     On January 1, 2001, we will adopt Statement of Financial Accounting Standards (SFAS) 133, "Accounting for Derivative Instruments and Hedging Activities," which requires all derivative instruments to be recognized at fair value in the balance sheet. Changes in the fair value of a derivative instrument will be reported in net income or other comprehensive income, depending upon the intended use of the derivative instrument.

     We do not expect SFAS 133 to have a material impact on AMFLIC's results of operations and financial position in future periods. The impact of the fair value adjustments on derivatives which do not qualify for hedge accounting and any ineffectiveness resulting from hedging activities will be recorded in investment gains (losses).

2.   INVESTMENTS

2.1  Fixed Maturity Securities

     Valuation. Amortized cost and fair value of fixed maturity securities were as follows:

                                                                     DECEMBER 31, 2000
                                                  -----------------------------------------------------
                                                                     GROSS         GROSS
                                                     AMORTIZED     UNREALIZED    UNREALIZED     FAIR
In thousands                                            COST         GAINS         LOSSES      VALUE
-------------------------------------------------------------------------------------------------------
U.S. government                                      $    6,584   $        120   $       -   $    6,704
Corporate bonds
  Investment grade                                        4,392            177          36        4,533
  Below investment grade                                  1,068              6          18        1,056
Public utilities                                          1,528             82           -        1,610
Mortgage-backed                                             957             54           -        1,011
States/political subdivisions                               201              5           -          206
                                                     ----------   ------------   ---------   ----------
  Total fixed maturity securities                    $   14,730   $        444   $      54   $   15,120
                                                     ==========   ============   =========   ==========


                                                                    December 31, 1999
                                                  ---------------------------------------------------
                                                                    GROSS        GROSS
                                                     AMORTIZED    UNREALIZED   UNREALIZED     FAIR
In thousands                                           COST         GAINS       LOSSES        VALUE
-----------------------------------------------------------------------------------------------------
U.S. government                                      $    6,611   $       15   $      90   $    6,536
Corporate bonds
  Investment grade                                        5,803          135          79        5,859
  Below investment grade                                    678            6           1          683
Public utilities                                          1,508           77           -        1,585
Mortgage-backed                                             944           37           -          981
States/political subdivisions                               202            6           -          208
                                                     ----------   ----------   ---------   ----------
  Total fixed maturity securities                    $   15,746   $      276   $     170   $   15,852
                                                     ==========   ==========   =========   ==========

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)



2.1  Fixed Maturity Securities (continued)

     Maturities. The contractual maturities of fixed maturity securities at December 31, 2000 were as follows:

                                                                 AMORTIZED      FAIR
In thousands                                                        COST        VALUE
--------------------------------------------------------------------------------------
Fixed maturity securities, excluding mortgage-backed
  securities, due
   In one year or less                                        $       301   $      306
   In years two through five                                       10,672       10,943
   In years six through ten                                         1,574        1,646
   After ten years                                                  1,226        1,214
Mortgage-backed securities                                            957        1,011
                                                              -----------   ----------
  Total fixed maturity securities                             $    14,730   $   15,120
                                                              ===========   ==========


     Actual maturities may differ from contractual maturities since borrowers may have the right to call or prepay obligations. AMFLIC may sell investments before maturity to achieve corporate requirements and investments strategies.

     Net Unrealized Gains (Losses). Net unrealized gains (losses) on fixed maturity securities included in accumulated other comprehensive income
     (loss) at December 31 were as follows:


   In thousands                                       2000         1999
-----------------------------------------------------------------------
Gross unrealized gains                            $    444     $    276
Gross unrealized losses                                (54)        (170)
DPAC  fair value adjustment                           (223)         560
CIP fair value adjustment                              (23)        (525)
Deferred federal income taxes                          (51)         (49)
                                                  --------     --------
Net unrealized gains on securities                $     93     $     92
                                                  ========     ========


2.2  Investment Income

     Investment income was as follows:

   In thousands                                        2000        1999       1998
-----------------------------------------------------------------------------------
Fixed maturity securities                         $   1,142   $   1,461   $   1,592
Policy loans                                          1,115         698         445
Other investments                                       339         547         473
                                                  ---------   ---------   ---------

Gross investment income                               2,596       2,706       2,510
Investment expense                                       63         165          91
                                                  ---------   ---------   ---------
Net investment income                             $   2,533   $   2,541   $   2,419
                                                  =========   =========   =========

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2.3  Realized Investment Gains (Losses)

     Realized investment gains (losses), net of DPAC and CIP amortization and investment expenses, were as follows:


   In thousands                           2000       1999       1998
--------------------------------------------------------------------
Fixed maturity securities               $    -    $    56    $   116
Other                                       (2)       (35)       (69)
                                        ------    -------    -------
Realized investment gains (losses)      $   (2)   $    21    $    47
                                        ======    =======    =======

     Voluntary sales of investments resulted in the following realized gains (losses):

                                                              Realized
                                                     -------------------------
In thousands          Category            Proceeds       Gains       Losses
-----------------------------------------------------------------------------
      2000       AVAILABLE-FOR-SALE   $          -   $       -   $        -
=============================================================================
      1999       Available-for-sale   $      1,758   $      56   $        -
=============================================================================
      1998       Available-for-sale   $      2,110   $     116   $        -
=============================================================================

2.4  Investments on Deposit

     At December 31, 2000 and 1999, fixed maturity securities with a carrying value of $6,575,000 and $6,338,000 respectively, were on deposit with regulatory authorities to comply with state insurance laws.

2.5  Investment Restrictions

     AMFLIC is restricted by the insurance laws of its domiciliary state as to the amount which it can invest in any entity. At December 31, 2000 and 1999, AMFLIC's largest investment in any one entity other than U.S. government obligations was $1,000,000.

3.   DEFERRED POLICY ACQUISITION COSTS (DPAC)

     Activity in DPAC was as follows:

   In thousands                              2000          1999          1998
-----------------------------------------------------------------------------
Beginning at January 1                 $   70,989    $   52,352    $   30,515
Deferrals                                  24,127        24,543        25,320
Amortization                               (6,737)       (6,524)       (3,383)
Effect of net unrealized (gains)
  losses on securities                       (779)          646           (47)
Effect of realized investment gains            (2)          (28)          (53)
                                       ----------    ----------    ----------
Balance at December 31                 $   87,598    $   70,989    $   52,352
                                       ==========    ==========    ==========

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)


4.   COST OF INSURANCE PURCHASED (CIP)

     Activity in CIP was as follows:

          In thousands                       2000          1999          1998
-----------------------------------------------------------------------------
Balance at January 1                   $    7,884    $    8,941    $   10,549
Accretion of interest                         702           767           926
Amortization                               (1,721)       (1,915)       (2,509)
Effect of net unrealized (gains)
    losses on securities                      502            96           (12)
Effect of realized investment gains             -            (5)          (13)
                                       --------------------------------------
Balance at December 31                 $    7,367    $    7,884    $    8,941
                                       ======================================


     CIP amortization, net of accretion, expected to be recorded in each of the next five years is:

                                                 AMOUNT
                          YEAR              (IN THOUSANDS)
                        ----------------------------------
                          2001                   $927
                          2002                    820
                          2003                    727
                          2004                    647
                          2005                    577

5.   INCOME TAXES

     AMFLIC is subject to the life insurance company provisions of the federal tax law and is part of a consolidated return which also includes FLIC. The method of allocation of tax expense is subject to a written agreement. Allocation is based upon separate return calculations with current credit for net losses and tax credits. Consolidated alternative minimum tax, excise tax or surtax, if any, is allocated separately. The tax liability of AMFLIC under this agreement shall not exceed the amount AMFLIC would have paid if it had filed on a separate return basis. Intercompany tax balances are to be settled no later than thirty (30) days after the date of filing the consolidated return.

5.1  Tax Expense

     A reconciliation between the Federal income tax rate and the effective tax rate follows:

                                2000         1999        1998
                             ----------------------------------
Federal income tax rate        35.0 %       35.0 %       35.0 %
Invested asset items          (29.1)       (37.7)        14.3
Other                          (0.3)        (0.5)        (1.4)
                              -----        -----         ----
  Effective tax rate            5.6 %       (3.2)%       47.9 %
                              =====        =====         ====

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5.2  Deferred Taxes

     Components of deferred tax liabilities and assets at December 31, were as follows:

   In thousands                                      2000        1999
-----------------------------------------------------------------------
Deferred tax liabilities, applicable to:
  Basis differential of investments               $     114    $      -
  DPAC and CIP                                       21,491      18,141
  Other                                                 827       4,740
                                                  ---------    --------
    Total deferred tax liabilities                   22,432      22,881
Deferred tax assets, applicable to:
  Policy reserves                                   (23,069)    (24,713)
  Other                                              (1,472)     (1,456)
                                                  ---------    --------
    Total deferred tax assets                       (24,541)    (26,169)
                                                  ---------    --------
Net deferred tax assets                           $  (2,109)   $ (3,288)
                                                  =========    ========

     AMFLIC expects adequate future taxable income to realize the net deferred tax assets. Accordingly, no valuation allowance is considered necessary.

5.3  Taxes Paid

     Income taxes paid (recovered) were as follows:

     In thousands                 2000            1999        1998
------------------------------------------------------------------
Federal                        $(4,175)          $(447)      $ 243
State                               38             143         110

6.   FAIR VALUE OF FINANCIAL INSTRUMENTS

     Carrying amounts and fair values for certain of AMFLIC's financial instruments at December 31 are presented below. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all of AMFLIC's assets and liabilities, including the values of underlying customer relationships and distribution systems, and (2) the reporting of investments at fair value without a corresponding revaluation of related policyholder liabilities can be misinterpreted.


                                                                  2000                                1999
                                                      ----------------------------------------------------------------
                                                        CARRYING            FAIR           CARRYING            FAIR
In thousands                                             AMOUNT             VALUE            AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------
Assets
    Fixed maturity securities                           $ 15,120          $ 15,120          $ 15,852          $ 15,852
    Policy Loans                                          25,480            25,480            17,037            17,037
    Short-term investments                                 3,430             3,430             6,733             6,733
    Assets held in separate accounts                     656,298           656,298           644,899           644,899
Liabilities
    Insurance investment contracts                         7,636             7,310             7,480             7,102
    Liabilities related to separate accounts             656,298           656,298           644,899           644,899

     We used the following methods and assumptions to estimate the fair value of our financial instruments:

     Fixed Maturity Securities. Fair values of fixed maturity securities were based on quoted market prices, where available. For investments not actively traded, we estimated the fair values using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of the investments.

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)



6.  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     Policy Loans. Policy loans have no stated maturity dates and are an integral part of the related insurance contract. Accordingly, it is not practicable to estimate a fair value. The weighted average interest rate charged on policy loan balances during 2000 and 1999 was 6.07% and 6.11%, respectively.

     Assets and Liabilities Related to Separate Accounts. We valued separate account assets and liabilities based on quoted net asset value per share of the underlying mutual funds.

     Insurance Investment Contracts. We estimated the fair value of insurance investment contracts using cash flows discounted at market interest rates.

7.   REINSURANCE

     Under the provisions of an assumed reinsurance agreement, AMFLIC recognized the following:

In thousands                                    2000        1999         1998
------------------------------------------------------------------------------
Premiums and other
  Considerations                              $5,288       $1,416      $2,387
Other income                                     918        1,337       1,869
Benefits                                       6,134        1,756       3,331
Commission expense                                67          215         (20)

     Under the provisions of a modified coinsurance agreement which cedes a portion of the variable universal life product activity, AMFLIC recognized the following:

In thousands                                   2000         1999        1998
-----------------------------------------------------------------------------
Premiums and other
   Considerations                            $10,118      $12,027      $9,058
Expense allowances from
    Reinsurer                                  9,791        8,531       7,239
Other                                            416        1,744         885

     AMFLIC also carries reinsurance for policy risks that exceed its retention limit of $100,000. AMFLIC ceded the following amounts:

In thousands                                    2000        1999         1998
-----------------------------------------------------------------------------
Premiums and other
 Considerations                              $12,081      $10,687      $9,476
Change in policy reserves                     11,760       10,382       9,086

8.   STATUTORY ACCOUNTING

     State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity of insurance companies. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. No significant permitted practices are used to prepare AMFLIC's statutory financial statements.

     Effective January 1, 2001, insurance companies are required to prepare statutory financial statements in accordance with the National Association of Insurance Commissioners' Codification of Statutory Accounting Principles. We do not expect codification to have a material impact on AMFLIC's statutory net income or equity.

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

8.   STATUTORY ACCOUNTING (CONTINUED)

     At December 31, 2000 and 1999, AMFLIC had statutory stockholder's equity of $43,093,000 and $41,590,000, respectively. AMFLIC's statutory net loss was $5,964,000, $2,947,000 and $2,615,000 for the years ended December 31,
     2000, 1999 and 1998, respectively.

     Generally, AMFLIC is restricted by state insurance laws as to amounts it may pay in the form of dividends, loans or advances without the approval of the Illinois Insurance Department. Under these restrictions, during 2001 no dividends may be paid out and loans and advances in excess of $10,773,000 may not be transferred without the approval of the Illinois Insurance Department.

9.   STATEMENT OF CASH FLOWS

     In addition to the cash activities shown in the statement of cash flows, the following transactions, occurred:

In thousands                                 2000     1999     1998
--------------------------------------------------------------------
Interest added to universal
 life contracts and other
 deposit funds                               2,478    2,214    1,387
                                             =======================

10.  RELATED PARTY TRANSACTIONS

     AMFLIC has no full-time employees or office facilities. General and administrative expenses were allocated to AMFLIC from FLIC prior to 1999, based upon hours worked by administrative personnel. Effective January 1, 1999 AMFLIC entered into a shared services agreement with other American General life subsidiaries. As part of this agreement, administration and general expenses are allocated to AMFLIC from all subsidiaries. Allocated expenses for the years ended December 31, 2000, 1999 and 1998, amounted to approximately $17,258,000, $20,084,000, and $8,541,000, respectively.

     AMFLIC participates in a program of short-term borrowing with American General to maintain its long-term investment commitments. AMFLIC had no short-term borrowing in 2000 or 1999.

11.  LITIGATION

     In recent years, various life insurance companies have been named as defendants in class action lawsuits relating to life insurance pricing and sales practices. A number of these lawsuits have resulted in substantial settlements across the life insurance industry. AMFLIC was a defendant in similar class action lawsuits. In 1998, AMFLIC entered into agreements to resolve substantially all of the material pending market conduct class action lawsuits. We recorded a charge of $8,000,000 for additional policyholder benefits and other anticipated expenses resulting from the proposed settlements, as well as other administrative and legal costs. To offset the market conduct charge, AMFLIC recorded an $8,000,000 capital contribution from FLIC at December 31, 1998. All of these settlements were finalized in 1999.

     AMFLIC is a party to various other lawsuits and proceedings arising in the ordinary course of business. These lawsuits and proceedings include certain class action claims and claims filed by individuals who excluded themselves from market conduct settlements. In addition, many of these proceedings are pending in jurisdictions that permit damage awards disproportionate to the actual economic damages alleged to have been incurred. Based upon information presently available, we believe that the total amounts that will ultimately be paid arising from these lawsuits and proceedings will not have a material adverse effect on AMFLIC's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgement in any given suit.

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

12.  SUBSEQUENT EVENT

     On March 11, 2001, American General entered into a definitive merger agreement with Prudential plc. Under the agreement, American General's shareholders will exchange shares of American General's common stock for
     3.6622 shares of Prudential plc common stock. The transaction, which is subject to shareholder and regulatory approvals, is expected to be completed in third quarter 2001.

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-1
                                 THE CHAIRMAN

                                    PART C

                               OTHER INFORMATION

ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements

     PART A:   None.

     PART B:

     (1)       Financial Statements of Separate Account VA-1:

               Report of Independent Auditors

               Audited Financial Statements:

                    Statement of Net Assets, December 31, 2000

                    Statement of Operations for the year ended December 31, 2000

                    Statement of Changes in Net Assets for the years ended December 31, 2000 and 1999

                    Notes to Financial Statements

     (2)       Financial Statements of The American Franklin Life Insurance
               Company:

               Report of Independent Auditors

               Audited Financial Statements:

                    Statement of Operations for the years ended December 31, 2000, 1999 and 1998

                    Balance Sheet, December 31, 2000 and 1999

                    Statement of Shareholder's Equity for the years ended December 31, 2000, 1999 and 1998

                    Statement of Comprehensive Income (Loss) for the years ended December 31, 2000, 1999 and 1998

                    Statement of Cash Flows for the years ended December 31, 2000, 1999 and 1998

                    Notes to Financial Statements

     PART C:  None

     (b)   Exhibits

     1 Certified resolutions regarding organization of Separate Account VA-1 of The American Franklin Life Insurance Company (the "Separate Account").(1)

     2         Not applicable.

     3(a) Sales Agreement between Franklin Financial Services Corporation ("Franklin Financial") and the Separate Account, dated as of July 30, 1996.(1)

     3(b) Specimen Registered Representative Agreement between Franklin Financial and registered representatives of Franklin Financial distributing the Contracts.(1)

     3(c)      Schedule of Sales Commissions.(1)

     3(d) Agreement between American Franklin and Franklin Financial, dated July 30, regarding supervision of agents.(1)

     4(a)(1) Specimen form of Combination Fixed and Variable Annuity Contract (Form No. T1575).(2)

     4(a)(2) Specimen form of Combination Fixed and Variable Annuity Contract (Form No. T1575Z) ("unisex" version).(2)

     4(b)(1) Specimen form of Terminal Illness Waiver of Surrender Charges Rider.(2)

     4(b)(2)   Specimen form of Long Term Care Waiver of Surrender Charges
               Rider.(2)

     4(c)      Specimen form of Qualified Contract Endorsement.(1)

     4(d)      Specimen form of Individual Retirement Annuity Endorsement.(2)

     4(e)      Specimen form of Section 457 Contract Endorsement.(1)

     4(f)      Specimen form of Section 403(b) Annuity Contract Endorsement.(2)

     4(g)      Specimen form of Death Benefit Endorsement.(3)

     5(a)      Specimen form of Application for Contract Form Nos. T1575 and
               T1575Z.(2)

     6(a)      Certificate of Incorporation of American Franklin.(4)

     6(b) By-Laws of The American Franklin Life Insurance Company (amended and restated as of April 14, 1998).(5)

     7         Not applicable.

     8(a)(1) Participation Agreement among American Franklin, Variable Insurance Products Fund ("VIP") and Fidelity Distributors Corporation ("FDC"), dated July 18, 1991.(6)

     8(a)(2) Amendment No. 1 dated November 1, 1991 to Participation Agreement among American Franklin, VIP and FDC.(1)

     8(a)(3) Amendment No. 2 dated January 18, 1995 to Participation Agreement among American Franklin, VIP and FDC.(1)

     8(a)(4) Amendment No. 3 dated July 1, 1996 to Participation Agreement among American Franklin, VIP and FDC.(1)

     8(a)(5) Form of Amendment No. 4 dated November, 1996 to Participation Agreement among American Franklin, VIP and FDC.(2)

     8(b)(1) Participation Agreement among American Franklin, Variable Insurance Products Fund II ("VIP II") and FDC, dated July 18, 1991.(6)

     8(b)(2) Amendment No. 1 dated November 1, 1991 to Participation Agreement among American Franklin, VIP II and FDC.(1)

     8(b)(3) Amendment No. 2 dated January 18, 1995 to Participation Agreement among American Franklin, VIP II and FDC.(1)

     8(b)(4) Amendment No. 3 dated July 1, 1996 to Participation Agreement among American Franklin, VIP II and FDC.(1)

     8(b)(5) Form of Amendment No. 4 dated November, 1996 to Participation Agreement among American Franklin, VIP II and FDC.(2)

     8(c) Sub-License Agreement between FDC and American Franklin, dated July 18, 1991.(6)

     8(d)(1) Participation Agreement among MFS Variable Insurance Trust, American Franklin and Massachusetts Financial Services Company ("MFS"), dated July 30, 1996.(1)

     8(d)(2) Indemnification Agreement between American Franklin and MFS dated July 30, 1996.(1)

     8(d)(3) Form of Amendment No. 1 dated November, 1996 to Participation Agreement among MFS Variable Insurance Trust, American Franklin and MFS.(2)

     8(d)(4) Form of Amendment No. 2 dated November, 1997 to Participation Agreement among MFS Variable Insurance Trust, American Franklin and MFS.(7)

     9 Opinion and consent of Elizabeth E. Arthur, Esq., Assistant Secretary of American Franklin.(1)

     10(a)     Consent of Ernst & Young LLP (filed herewith).

     10(b)     Opinion & Consent of Pauletta P. Cohn, Esq. (filed herewith).

     11        Not applicable.

     12        Not applicable.

     13        Not applicable.

     14        Not applicable.

     15        Power of Attorney (filed herein see signature pages).

     27        Not applicable.
________________________________
(1) Incorporated by reference to similarly designated exhibit to Form N-4 of Separate Account VA-1 of The American Franklin Life Insurance Company, filed August 20, 1996 (File No. 333-10489).
(2) Incorporated herein by reference to similarly designated exhibit to Form N-4 of Separate Account VA-1 of The American Franklin Life Insurance Company, filed November 26, 1996 (File No. 333-10489).
(3) Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-10489) of The American Franklin Life Insurance Company Separate Account VA-1 filed on March 1, 1999.
(4) Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 33-77470) of The American Franklin Life Insurance Company Separate Account VUL-2 filed April 30, 1996.
(5) Incorporated by reference to Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-10489) of The American Franklin Life Insurance Company Separate Account VA-1 filed on April 27, 2000.

(6) Incorporated by reference to Form N-4 of Separate Account VA-1 of The American Franklin Life Insurance Company, filed April 30, 1999
     (Reg. No. 333-10489).
(7) Incorporated by reference to Form N-4 of Separate Account VA-1 of The American Franklin Life Insurance Company, filed April 30, 1998
     (Reg. No. 333-10489).

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company as of October 18, 2000 are set forth below. The business address of each officer and director is 2929 Allen Parkway, Houston, Texas 77019.

Rodney O. Martin, Jr.      Director, Chairman and Chief Executive Officer
Donald W. Britton          Director, President
David A. Fravel            Executive Vice President
David L. Herzog            Director, Executive Vice President and Chief
                                     Financial Officer
John V. LaGrasse           Executive Vice President and Chief Technology
                                     Officer
Paul Mistretta             Executive Vice President
Brian D. Murphy            Executive Vice President
Gary D. Reddick            Executive Vice President
Thomas M. Zurek            Director, Executive Vice President and General
                                     Counsel
Wayne A. Barnard           Senior Vice President
Robert M. Beuerlein        Senior Vice President and Chief Actuary
Robert F. Herbert, Jr.     Senior Vice President
Simon J. Leech             Senior Vice President
Darrell J. Malano          Senior Vice President
Allen A. McCampbell, Jr.   Senior Vice President
Steven E. Zimmerman        Senior Vice President
Albert J. Gutierrez        Vice President - Investments
W. Larry Mask              Vice President, Real Estate Investment Officer
                                     and Assistant Secretary
Sylvia A. Miller           Director, Vice President
Rosalia S. Nolan           Vice President
Rembert R. Owen, Jr.       Vice President, Real Estate Investment Officer
                                     and Assistant Secretary
Dale W. Sachtleben         Vice President
Richard W. Scott           Vice President and Chief Investment Officer
T.Clay Spires              Vice President
Dan E. Trudan              Director and Vice President
Julia S. Tucker            Vice President - Investments
Christian D. Weiss         Director, Vice President, Controller, Treasurer
                                     and Assistant Secretary

Diane S. Workman           Vice President
Gregory R. Thornton        Chief Underwriter
Roger E. Hahn              Investment Officer
C. Scott Inglis            Investment Officer
Gordon S. Massie           Investment Officer
D. Lynne Walters           Tax Officer
Brenda G. Esslinger        Administrative Officer
Jalen V. Lohman            Administrative Officer
Joyce Matthews             Administrative Officer
Candace A. Michael         Administrative Officer
Michael A. Sepanski        Administrative Officer
Val Williams               Administrative Officer
Pauletta P. Cohn           Secretary
Leo Grace                  Assistant Secretary
Lauren W. Jones            Assistant Secretary
Tillery McGee              Assistant Tax Officer
Barbara J. Moore           Assistant Tax Officer
Janet M. Fleigle           Assistant Treasurer
C. Jeffrey Gay             Assistant Treasurer

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


             SUBSIDIARIES OF AMERICAN GENERAL CORPORATION/1,2,3,4,5/

The following is a list of American General Corporation's subsidiaries as of February 28, 2001. All subsidiaries listed are corporations, unless otherwise indicated. Subsidiaries of subsidiaries are indicated by indentations and unless otherwise indicated, all subsidiaries are wholly owned. Inactive subsidiaries are denoted by an asterisk (*).

                                                            Jurisdiction of
                         Name                                 Incorporation
                         ----                                ---------------
AGC Life Insurance Company.................................  MissouriAmerican
General Property Insurance Company/16/.....................  Tennessee
   American General Property Insurance Company of Florida..  Florida
 American General Life and Accident Insurance Company/6/...  Tennessee
 American General Life Insurance Company/7/................  Texas
   American General Annuity Service Corporation............  Texas
   American General Life Companies.........................  Delaware
   American General Life Insurance Company of New York.....  New York

                                                            Jurisdiction of
                         Name                                 Incorporation
                         ----                                ---------------
   The Winchester Agency Ltd. .............................  New York
   The Variable Annuity Life Insurance Company.............  Texas
     Parkway 1999 Trust/17/................................  Maryland
     PESCO Plus, Inc./14/..................................  Delaware
     American General Gateway Services, L.L.C./15/.........  Delaware
     The Variable Annuity Marketing Company................  Texas
     American General Financial Advisors, Inc. ............  Texas
     American General Retirement Services Company..........  Texas
     VALIC Trust Company...................................  Texas
     American General Assignment Corporation of New York...  New York
 The Franklin Life Insurance Company.......................  Illinois
   The American Franklin Life Insurance Company............  Illinois
   Franklin Financial Services Corporation.................  Delaware
 HBC Development Corporation...............................  Virginia
 Templeton American General Life of Bermuda, Ltd./13/......  Bermuda
 Western National Corporation..............................  Delaware
   WNL Holding Corp. ......................................  Delaware
     American General Annuity Insurance Company............  Texas
     American General Assignment Corporation...............  Texas
   American General Distributors, Inc. ....................  Delaware
     A.G. Investment Advisory Services, Inc. ..............  Delaware
     American General Financial Institution Group, Inc. ...  Delaware
     WNL Insurance Services, Inc. .........................  Delaware
American General Asset Management Corp. ...................  Delaware
American General International, Inc. ......................  Delaware
American General Enterprise Services, Inc. ................  Delaware
American General Corporation*..............................  Delaware
American General Delaware Management Corporation/1/........  Delaware
American General Finance, Inc. ............................  Indiana
 HSA Residential Mortgage Services of Texas, Inc. .........  Delaware
 AGF Investment Corp. .....................................  Indiana
 American General Auto Finance, Inc. ......................  Delaware
 American General Finance Corporation/8/...................  Indiana
   American General Finance Group, Inc. ...................  Delaware
     American General Financial Services, Inc./9/..........  Delaware
       The National Life and Accident Insurance Company....  Texas
   Merit Life Insurance Co. ...............................  Indiana
   Yosemite Insurance Company..............................  Indiana
 American General Finance, Inc. ...........................  Alabama
 A.G. Financial Service Center, Inc. ......................  Utah
 American General Bank, FSB................................  Utah
 American General Financial Center, Inc.*..................  Indiana
 American General Financial Center, Incorporated*..........  Indiana
 American General Financial Center Thrift Company*.........  California
 Thrift, Incorporated*.....................................  Indiana
American General Funds Distributors, Inc. .................  Delaware
American General Investment Advisory Services, Inc.*.......  Texas
American General Investment Holding Corporation/10/........  Delaware
 American General Investment Management, L.P./10/..........  Delaware
American General Investment Management Corporation/10/.....  Delaware
American General Realty Investment Corporation.............  Texas
 AGLL Corporation/11/......................................  Delaware
 American General Land Holding Company.....................  Delaware

   AG Land Associates, LLC/11/.............................  California
 GDI Holding, Inc.*/12/....................................  California
 Pebble Creek Service Corporation..........................  Florida
 SR/HP/CM Corporation......................................  Texas
Green Hills Corporation....................................  Delaware
Knickerbocker Corporation..................................  Texas
 2929 Allen Parkway Venture, L.P./19/......................  Texas
   American General International Investment, Inc. ........  Delaware
 American Athletic Club, Inc. .............................  Texas
Pavilions Corporation......................................  Delaware
USLIFE Corporation.........................................  Delaware
 All American Life Insurance Company.......................  Illinois
 American General Assurance Company........................  Illinois
   American General Indemnity Company......................  Nebraska
   USLIFE Credit Life Insurance Company of Arizona.........  Arizona
 American General Life Insurance Company of Pennsylvania...  Pennsylvania
 I.C. Cal*.................................................  California
 North Central Administrators, Inc. .......................  Minnesota
 North Central Life Insurance Company......................  Minnesota
   North Central Caribbean Life, Ltd. .....................  Nevis
 The Old Line Life Insurance Company of America............  Wisconsin
 The United States Life Insurance Company in the City of
   New York................................................  New York
 American General Bancassurance Services, Inc. ............  Illinois
   USMRP, Ltd. ............................................  Turks & Caicos
     The Huntington National Life Insurance Company/18/....  Arizona
 USLIFE Realty Corporation.................................  Texas
     USLIFE Real Estate Services Corporation...............  Texas
 USLIFE Systems Corporation................................  Delaware

American General Finance Foundation, Inc. is not included on this list. It is a non-profit corporation.

                                     NOTES

/1/ American General Capital, L.L.C., a limited liability company was formed in the State of Delaware on March 28, 1995. The limited liability interests are jointly owned by AGC and AGDMC and the business and affairs are managed by AGDMC.

/2/ On November 26, 1996, American General Institutional Capital A ("AG Cap Trust A"), a Delaware business trust, was created. On March 10, 1997, American General Institutional Capital B ("AG Cap Trust B"), also a Delaware business trust, was created. Both AG Cap Trust A's and AG Cap Trust B's business and affairs are conducted through their trustees:
     Bankers Trust Company and Bankers Trust (Delaware). Capital securities of each are held by non-affiliated third party investors and common securities of AG Cap Trust A and AG Cap Trust B are held by AGC.

/3/ On November 14, 1997, American General Capital I, American General Capital II, American General Capital III, and American General Capital IV (collectively, the "Trusts"), all Delaware business trusts, were created. Each of the Trusts' business and affairs are conducted through its trustees: Bankers Trust (Delaware) and James L. Gleaves (not in his individual capacity, but solely as Trustee).

/4/ On July 10, 1997, the following insurance subsidiaries of AGC became the direct owners of the indicated percentages of membership units of SBIL B, L.L.C. ("SBIL B"), a U.S. limited liability company: VALIC (22.6%), FL (8.1%), AGLA (4.8%) and AGL (4.8%). Through their aggregate 40.3% interest in SBIL B, VALIC, FL, AGLA and AGL indirectly own approximately 28% of the securities of SBI, an English company, and 14% of the securities of ESBL, an English company, SBP, an English company, and SBFL, a Cayman Islands company. These interests are held for investment purposes only.

/5/ Effective December 5, 1997, AGC and Grupo Nacional Provincial, S.A. ("GNP") completed the purchase by AGC of a 40% interest in Grupo Nacional Provincial Pensions S.A. de C.V., a new holding company formed by GNP, one of Mexico's largest financial services companies.

/6/ AGLA owns approximately 12% of Whirlpool Financial Corp. ("Whirlpool") preferred stock. AGLA's holdings in Whirlpool represents approximately 3% of the voting power of the capital stock of Whirlpool. The interests in Whirlpool (which is a corporation that is not associated with AGC) are held for investment purposes only.

/7/ AGL owns 100% of the common stock of American General Securities Incorporated ("AGSI"), a full-service NASD broker-dealer. AGSI, in turn, owns 100% of the stock of the following insurance agencies:

        American General Insurance Agency, Inc. (Missouri)
        American General Insurance Agency of Hawaii, Inc. (Hawaii)
        American General Insurance Agency of Massachusetts, Inc. (Massachusetts)

     In addition, the following agencies are indirectly related to AGSI, but not owned or controlled by AGSI:
        American General Insurance Agency of Ohio, Inc. (Ohio)
        American General Insurance Agency of Texas, Inc. (Texas)
        American General Insurance Agency of Oklahoma, Inc. (Oklahoma)
        Insurance Masters Agency, Inc. (Texas)

     The foregoing indirectly related agencies are not affiliates or subsidiaries of AGL under applicable holding company laws, but they are part of the AGC group of companies under other laws.

/8/ American General Finance Corporation is the parent of an additional 42 wholly-owned subsidiaries incorporated in 25 states for the purpose of conducting its consumer finance operations, in addition to those noted in footnote 9 below.

/9/ American General Financial Services, Inc., is the direct or indirect parent of an additional 8 wholly-owned subsidiaries incorporated in 5 states and Puerto Rico for the purpose of conducting its consumer finance operations.

/10/ American General Investment Management, L.P., a Delaware limited partnership, is jointly owned by AGIHC and AGIMC. AGIHC holds a 99% limited partnership interest, and AGIMC owns a 1% general partnership interest.

/11/ AG Land Associates, LLC is jointly owned by AGLH and AGLL. AGLH holds a
     98.75% managing interest and AGLL owns a 1.25% managing interest.

/12/ AGRI owns a 75% interest in GDI Holding, Inc.

/13/ AGCL owns 50% of the common stock of TAG Life. Templeton International,
     Inc., a Delaware corporation, owns the remaining 50% of TAG Life. Templeton International, Inc. is not affiliated with AGC.

/14/ VALIC holds 90% of the outstanding common shares of PESCO Plus, Inc. The
     Florida Education Association/United, a Florida teachers union and unaffiliated third party, holds the remaining 10% of the outstanding common shares.

/15/ VALIC holds 90% of the outstanding common shares of American General
     Gateway Services, L.L.C. Gateway Investment Services, Inc., a California corporation and an unaffiliated third party, holds the remaining 10% of the outstanding common shares.

/16/ AGPIC is jointly owned by AGCL and AGLA.  AGCL owns 51.85% and AGLA owns
     48.15% of the  issued and outstanding shares of AGPIC.

/17/ Parkway 1999 Trust was formed as a Maryland business trust to function as an investment subsidiary. VALIC owns 100% of its common equity.

/18/ On November 17, 2000, USMRP acquired 29,000 shares of The Huntington
     National Life Insurance Company's preferred stock for investment purposes only. The Arizona Department of Insurance approved USMRP's disclaimer of control on November 13, 2000.

/19/ 2929 Allen Parkway Venture, L.P., a limited partnership was formed in the State of Texas on February 15, 2001. American General Life Insurance Company and American General Life and Accident Insurance Company hold a 68.18% and 22.73% limited partnership interest, respectively, and Knickerbocker Corporation owns a 9.09% general partnership interest.

                       COMPANY ABBREVIATIONS AS USED IN
                       REGISTRATION STATEMENT AMENDMENT

                                                                   State/Jur.
  Abb.                      Company                               of Domicile
  ---                       -------                               -----------
AAL        All American Life Insurance Company....................     IL
AAth       American Athletic Club, Inc............................     TX
AFLI       The American Franklin Life Insurance Company...........     IL
AGAIC      American General Annuity Insurance Company.............     TX
AGAMC      American General Asset Management Corp.................     DE
ASGN-NY    American General Assignment Corporation of New York....     NY
AGAC       American General Assurance Company.....................     IL
AGAS       American General Annuity Service Corporation...........     TX
AGBS       American General Distributors, Inc.....................     DE
AGB        American General Bank, FSB.............................     UT
AGC        American General Corporation...........................     TX
AGCL       AGC Life Insurance Company.............................     MO
AGDMC      American General Delaware Management Corporation.......     DE
AGES       American General Enterprise Services, Inc..............     DE
AGF        American General Finance, Inc..........................     IN
AGFC       American General Finance Corporation...................     IN
AGFCI      American General Financial Center, Incorporated........     IN
AGFCT      American General Financial Center Thrift Company.......     CA
AGFG       American General Finance Group, Inc....................     DE
AGFDI      American General Funds Distributors, Inc...............     DE
AGF Inv    AGF Investment Corp....................................     IN
AGFn       A.G. Financial Service Center, Inc.....................     UT
AGFnC      American General Financial Center, Inc.................     IN
AGFS       American General Financial Services, Inc...............     DE
AGFA       American General Financial Advisors, Inc...............     TX
AGFIG      American General Financial Institutions Group, Inc.....     DE
AGGS       American General Gateway Services, L.L.C...............     DE
AGIA       American General Insurance Agency, Inc.................     MO
AGIAH      American General Insurance Agency of Hawaii, Inc.......     HI
AGIAM      American General Insurance Agency of
           Massachusetts, Inc.....................................     MA
AGIAO      American General Insurance Agency of Ohio, Inc.........     OH
AGIAOK     American General Insurance Agency of Oklahoma, Inc.....     OK
AGIAS      A.G. Investment Advisory Services, Inc.................     DE
AGIAT      American General Insurance Agency of Texas, Inc........     TX
AGII       American General International, Inc....................     DE
AGIII      American General International Investment, Inc.........     DE
AGIHC      American General Investment Holding Corporation........     DE
AGIM       American General Investment Management, L.P............     DE
AGIMC      American General Investment Management Corporation.....     DE

AGIND      American General Indemnity Company.....................     NE
AGL        American General Life Insurance Company................     TX
AGLC       American General Life Companies .......................     DE
AGLA       American General Life and Accident Insurance Company...     TN
AGLH       American General Land Holding Company..................     DE
AGLL       AGLL Corporation.......................................     DE
AGNY       American General Life Insurance Company of New York....     NY
AGPA       American General Life Insurance Company of Pennsylvania     PA
AGPIC      American General Property Insurance Company............     TN
AGRI       American General Realty Investment Corporation.........     TX
AGRSC      American General Retirement Services Company...........     TX
AGSI       American General Securities Incorporated...............     TX
AGX        American General Exchange, Inc.........................     TN
ASGN       American General Assignment Corporation................     TX
FFSC       Franklin Financial Services Corporation................     DE
FL         The Franklin Life Insurance Company....................     IL
GHC        Green Hills Corporation................................     DE
HBDC       HBC Development Corporation............................     VA
KC         Knickerbocker Corporation..............................     TX
ML         Merit Life Insurance Co................................     IN
NLA        The National Life and Accident Insurance Company.......     TX
NCA        North Central Administrators, Inc......................     MN
NCL        North Central Life Insurance Company...................     MN
NCCL       North Central Caribbean Life, Ltd......................
           T&C
OLL        The Old Line Life Insurance Company of America.........     WI
PKWY       Parkway 1999 Trust.....................................     MD
PAV        Pavilions Corporation..................................     DE
PCSC       Pebble Creek Service Corporation.......................     FL
PIFLA      American General Property Insurance Company of Florida.     FL
PPI        PESCO Plus, Inc........................................     DE
RMST       HSA Residential Mortgage Services of Texas, Inc........     DE
SRHP       SR/HP/CM Corporation...................................     TX
TAG Life   Templeton American General Life of Bermuda, Ltd........     BA
TI         Thrift, Incorporated...................................     IN
UAS        American General Bancassurance Services, Inc...........     IL
UC         USLIFE Corporation.....................................     DE
UCLA       USLIFE Credit Life Insurance Company of Arizona........     AZ
URC        USLIFE Realty Corporation..............................     TX
URSC       USLIFE Real Estate Service Corporation.................     TX
USC        USLIFE Systems Corporation.............................     DE
USL        The United States Life Insurance Company in the City of
           New York...............................................     NY
USMRP      USMRP, Ltd.............................................
           T&C
HNLIC      The Huntington National Life Insurance Company.........     AZ
VALIC      The Variable Annuity Life Insurance Company............     TX
VAMCO      The Variable Annuity Marketing Company.................     TX
VTC        VALIC Trust Company....................................     TX
WA         The Winchester Agency Ltd..............................     NY
WIS        WNL Insurance Services, Inc............................     DE
WNC        Western National Corporation...........................     DE
WNLH       WNL Holding Corp.......................................     DE
YIC        Yosemite Insurance Company.............................     IN

ITEM 27. NUMBER OF CONTRACT OWNERS

     As of April 14, 2001 there were 5,228 owners of Contracts of the class covered by this registration statement (2,794 Qualified Contracts and 2,434 Non-Qualified Contracts).

ITEM 28. INDEMNIFICATION

American Franklin's By-Laws provide, in Article X, as follows:

     "Section 1. The Company shall indemnify and hold harmless each person who shall serve at any time hereafter as a director, officer or employee of the Company, or who shall serve any other company or organization in any capacity at the request of the Company, from and against any and all claims and liabilities to which such person shall become subject by reason of having heretofore or hereafter been a director, officer, or employee of the Company, or by reason of any action alleged to have been heretofore or hereafter taken or omitted by such person as a director, officer or employee, and shall reimburse each such person for all legal and other expenses reasonably incurred in connection with any such claim or liability; provided, however, that no such person shall be indemnified against, or be reimbursed, for, any expense incurred in connection with any claim or liability arising out of such person's own willful misconduct."

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Registrant's principal underwriter, Franklin Financial Services Corporation, also acts as principal underwriter for Franklin Life Variable Annuity Fund A, Franklin Life Variable Annuity Fund B, Franklin Life Money Market Variable Annuity Fund C, which offer interests in variable annuities, and Separate Account VUL and Separate Account VUL-2 of The American Franklin Life Insurance Company, which offer interests in flexible premium variable life insurance policies.

(b) The following information is furnished with respect to each officer and director of Franklin Financial Services Corporation as of December 19, 2000. Unless otherwise indicated, the principal address for each officer and director listed below is 2929 Allen Parkway, Houston, Texas 77019.

The directors and principal officers of the principal underwriter are:

Name and Principal                     Franklin Financial
Business Address                      Services Corporation
----------------                      --------------------

F. Paul Kovach, Jr.            Director, Chairman and Chief Executive Officer
Gary D. Osmonson               Director and President
Tony Carter                    Vice President
J. Andrew Kalbaugh             Vice President - Marketing
Sander J. Ressler              Vice President, Chief Compliance Officer
                                      And Secretary
Ronald H. Ridlehuber           Director
Daniel E. Trudan               Vice President and Assistant Secretary
Donald W. Britton              Assistant Vice President
Donna LaScala                  Assistant Vice President
Thomas M. Zurek                Assistant Vice President
Kathy Keith                    Treasurer
Pauletta P. Cohn               Assistant Secretary
Steven Glover                  Assistant Secretary
Lauren W. Jones                Assistant Secretary
C. Jeffrey Gay                 Assistant Treasurer
Barbara J. Moore               Assistant Tax Officer
D. Lynne Walters               Assistant Tax Officer

(c)  Not Applicable.

ITEM 30.  LOCATION OF RECORDS

     All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of The American Franklin Life Insurance Company at its principal executive office located at #1 Franklin Square, Springfield, Illinois 62713 or at American Franklin's Administrative Office located at 2929 Allen Parkway, Houston, Texas 77019-2191.

ITEM 31.  MANAGEMENT SERVICES

     All management services agreements relating to Separate Account VA-1 and the Contracts are described in the Prospectus or Statement of Additional Information forming a part of this Registration Statement.

ITEM 32.  UNDERTAKINGS AND REPRESENTATIONS

     The Registrant undertakes:

     (a) to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted;

     (b) to include either (1) as part of any application to purchase a Contract offered by the Prospectus constituting part of this Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a toll-free number or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information;

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request;

     (d) that the Registrant is relying upon the "no-action" letter of the Securities and Exchange Commission dated November 28, 1988 in response to the American Council of Life Insurance with respect to restrictions on withdrawal of amounts from Contracts used in connection with annuity purchase plans meeting the requirements of Internal Revenue Code Section 403(b), which amounts are attributable to contributions made on or after January 1, 1989 pursuant to a salary reduction agreement or to income earned on or after January 1, 1989 with respect to contributions made pursuant to a salary reduction agreement and that the Registrant will comply with the requirement of numbered paragraphs (1) through (4) of such "no-action" letter;

     (e) that the Registrant is relying upon Rule 6c-7 under the 1940 Act with respect to the offer and sale of Contracts to participants in the Texas Optional Retirement Program and that the Registrant will comply with the provisions of paragraphs (a) - (d) of Rule 6c - 7.

     (f) The American Franklin Life Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The American Franklin Life Insurance Company in connection with the Contracts.

                               POWERS OF ATTORNEY

   Each person whose signature appears below hereby appoints Thomas M. Zurek, Robert F. Herbert, Jr. and Pauletta P. Cohn and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                   SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, American Franklin Life Insurance Company through the Separate Account VA-1, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has duly caused this Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas, on the 19th day of April, 2001.


                                      THE AMERICAN FRANKLIN LIFE
                                      INSURANCE COMPANY
                                      SEPARATE ACCOUNT VA-1
                                      (Registrant)

                                      BY:  THE AMERICAN FRANKLIN LIFE
                                           INSURANCE COMPANY
                                           (On behalf of the Registrant and
                                           itself)


                                      BY:  /s/ David L. Herzog
                                          ----------------------------------
                                          David L. Herzog
                                          Executive Vice President and
                                          Chief Financial Officer
[SEAL]

ATTEST:  /s/ Lauren W. Jones
         ---------------------
         Lauren W. Jones
         Assistant Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following officers and directors of the American Franklin Life Insurance Company in the capacities and on the dates indicated.

Signature                              Title                   Date
---------                              -----                   ----



 /s/ Rodney O. Martin, Jr.         Chairman and Chief          April 19, 2001
--------------------------         Executive Officer
Rodney O. Martin, Jr.



 /s/ David L. Herzog               Director,                   April 19, 2001
--------------------------         Executive Vice President,
David L. Herzog                    Chief Financial Officer




 /s/ Donald W. Britton             Director                    April 19, 2001
--------------------------
Donald W. Britton



 /s/ Sylvia A. Miller              Director                    April 19, 2001
--------------------------
Sylvia A. Miller



 /s/ Gary D. Reddick               Director                    April 19, 2001
--------------------------
Gary D. Reddick



 /s/ Ronald H. Ridlehuber          Director                    April 19, 2001
--------------------------
Ronald H. Ridlehuber



  /s/ Dan E. Trudan                Director                    April 19, 2001
--------------------------
Dan E. Trudan



  /s/ Christian D. Weiss           Director                    April 19, 2001
--------------------------
Christian D. Weiss



  /s/ Thomas M. Zurek              Director                    April 19, 2001
--------------------------
Thomas M. Zurek

                                 EXHIBIT INDEX

10(a)  Consent of Ernst & Young LLP.

10(b)  Consent of Pauletta P. Cohn, Esq.

                                      C-17